As filed with the Securities and Exchange Commission on August 26, 2005
File Nos. 333-91856 and 811-21141

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☑
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 9	☑
MDT FUNDS
(Exact Name of Registrant as Specified in Charter)
125 CambridgePark Drive
Cambridge, MA 02140
(Address of Principal Executive Offices) (Zip Code)
(617) 234-2200
(Registrant’s Telephone Number, Including Area Code)
John Sherman
125 CambridgePark Drive
Cambridge, MA 02140
(Name and Address of Agent for Service)
Copies to:
Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105
As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b).
☐	on pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate check the following box:
☐      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

MDT FUNDS
Prospectus
August 26, 2005
MDT All Cap Core Fund
MDT Tax Aware/All Cap Core Fund
MDT Large Cap Growth Fund
MDT Mid Cap Growth Fund
MDT Small Cap Core Fund
MDT Small Cap Growth Fund
MDT Small Cap Value Fund
MDT Balanced Growth Fund
MDT Short-Term Bond Fund
Institutional Class
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

MDT FUNDS

Harris Bretall Sullivan & Smith, LLC, through its autonomous operating division, MDT Advisers (the “Adviser”), is the investment adviser for the MDT Funds (the “Funds”) and is located at 125 Cambridge Park Drive, Cambridge, Massachusetts 02140.

MDT All Cap Core Fund
This Prospectus offers the Institutional Class shares of the MDT All Cap Core Fund. Prior to the date of this Prospectus, the Fund was designated as the “Optimum Q — All Cap Core Fund.”
Investment Objective
The All Cap Core Fund’s investment objective is long-term capital appreciation.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in common stock of U.S. companies. The Fund utilizes a whole market, all-cap/all-style strategy. The Adviser selects most of its investments from companies listed in the Russell 3000(R) Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The Adviser believes that the whole market approach provides two main advantages. First, it allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. Second, through bottom-up stock selection and subject to risk controls, it provides the ability to overweight or underweight segments of the market represented by those stocks which the Optimum Q Investment Process views as opportunities.
The MDT All Cap Core strategy was developed using the proprietary Optimum Q Investment Process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up — considering profit trends, earnings risk, and company valuation — in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio’s exposure to any one business, industry or sector differs from that of the strategy’s universe of possible investments. As mentioned above, the strategy’s “universe” of possible investments approximates that of the Russell 3000(R) Index. For more information on the Russell 3000(R) Index, please see “More About the Funds” below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.
Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund’s investments. Stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.
Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Small and mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. You should expect that

Risk/Return Summary	1	MDT All Cap Core Fund

the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.
Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund’s performance.

This Fund may be appropriate for you if:
•	You wish to invest for the long-term

•	You are seeking growth and value style investments in any size company

•	You are looking for an equity component to complete your portfolio
This Fund is not appropriate for you if you have short-term financial goals.
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s total return during the past calendar year. The table compares the Fund’s average return over time with a broad-based index. The Fund’s past performance, before and after taxes, is no guarantee of future results.
Total Return for the Calendar Years Ended December 31*
All Cap Core Fund — Institutional Class

*	The calendar year-to-date total return for the Fund as of June 30, 2005, was 3.62%

During the period of time displayed in the bar chart, the Fund’s best quarter was the fourth quarter of 2003 up 12.41%, and its worst quarter was the third quarter of 2004, down 0.29%.

		Since
		Inception
Average Annual Total Returns as of December 31, 2004	1 Year	(10/1/02)

Return Before Taxes	13.85%	21.71%
Return After Taxes on Distributions(1)	12.01%	20.51%

Return After Taxes on Distributions and Sale of Fund Shares(1,2)	10.13%	18.32%

Risk/Return Summary	2	MDT All Cap Core Fund

		Since
		Inception
Average Annual Total Returns as of December 31, 2004	1 Year	(10/1/02)

Russell 3000 Index(3)	11.95%	22.69%
Lipper Multi-Cap Core Funds Index(4)	12.39%	22.17%

(1)	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)	The “Return After Taxes on Distributions and Sale of Fund Shares” figures may be higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

(3)	The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents 98% of the investable domestic equity market. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.

(4)	The Lipper Multi-Cap Core Funds Index is the average of the 30 largest funds in the Lipper Multi-Cap Core Funds category. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted average basis) above 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-growth value, compared to the S&P SuperComposite 1500 Index. The return of the index assumes the reinvestment of any dividends or other distributions.
Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:

Shareholder Fees
Institutional
(fees paid directly from your investment)	Class

Sales Charge (Load) Imposed on Purchases	None
Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee (1)	2.00%
Exchange Fee (2)	None
Account Fee	None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses (3)	0.65%
Total Annual Fund Operating Expenses (4)	1.40%
Less: Expense waiver/reimbursement	(0.15)%
Net Expenses	1.25%

(1)	The Fund charges a 2.00% redemption fee on shares redeemed within one month of purchase. You may be charged a $15.00 fee for wire redemptions.

(2)	The Fund’s transfer agent charges a $5.00 for each telephone exchange.

(3)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year.

(4)	The Adviser has contractually agreed to limit the Institutional Class’ Total Annual Fund Operating Expenses to 1.25% of average net assets of the Fund through November 30, 2006. This waiver can be terminated at any time at the discretion of the Board of Trustees. . Subject to approval by the Board of Trustees, the Fund will reimburse the Adviser for any such expenses or fees waived by the Adviser within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser cannot seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Risk/Return Summary	3	MDT All Cap Core Fund

The example assumes that:
•	You invest $10,000 in the Fund’s Institutional Class for the time periods indicated;

•	You redeem all of your shares at the end of those periods;

•	Your investment has a 5% return each year;

•	Your dividends and distributions have been reinvested; and

•	The Fund’s operating expenses remain the same.
The 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year columns for the Fund reflect the “Net Expenses” of 1.25% for the Fund’s Institutional Class that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year columns for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$127	$428	$752	$1,667

Risk/Return Summary	4	MDT All Cap Core Fund

MDT Tax Aware/All Cap Core Fund
This Prospectus offers Institutional Class shares of the MDT Tax Aware/All Cap Core Fund.
Investment Objective
The Tax Aware/All Cap Core Fund’s investment objective is long-term capital appreciation while seeking to minimize the impact of taxes.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in common stock of U.S. companies. The Fund utilizes a whole market, tax aware, all-cap/all-style strategy. The Adviser selects most of its investments from companies listed in the Russell 3000(R) Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The Adviser believes that the whole market approach provides two main advantages. First, it allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. Second, through bottom-up stock selection and subject to risk controls, it provides the ability to overweight or underweight segments of the market represented by those stocks which the Optimum Q Investment Process views as opportunities.
The MDT Tax Aware/All Cap Core strategy was developed using the proprietary Optimum Q Investment Process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize after-tax compound annual return while controlling risk. The portfolio is constructed from the bottom up — considering profit trends, earnings risk, and company valuation — in much the same way as a fundamental analyst would. The process takes into account trading costs and taxes to ensure that trades are generated only to the extent they are expected to be profitable after these considerations. The process also takes into account the difference between short- and long-term tax rates, and the benefits of deferring taxes to the next calendar year.
Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio’s exposure to any one business, industry or sector differs from that of the strategy’s universe of possible investments. As mentioned above, the strategy’s “universe” of possible investments approximates that of the Russell 3000(R) Index. For more information about the Russell 3000(R) Index, please see “More About the Funds” below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.
Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund’s investments. Stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.
Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Small and mid-capitalization companies often

Risk/Return Summary	5	MDT Tax Aware/All Cap Core Fund

have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Tax Risk. The risk that managing the Fund for after-tax returns may hurt the Fund’s performance. Because the Fund’s investment strategy considers tax consequences in making investment decisions, the Fund’s pre-tax performance could possibly be lower than that of a similar fund that is not tax managed. The Fund is therefore not a suitable investment for IRAs, other tax-exempt or tax deferred accounts or for other investors who are not sensitive to the federal income tax consequences of their investments.
Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.
Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund’s performance.

This Fund may be apprlopriate for you if:
•	You wish to invest for the long-term
•	You are seeking growth and value style investments in any size company
•	You are looking for an equity component to complete your portfolio
•	You are seeking investments that take into account the impact of taxes
This Fund is not appropriate for you if you have short-term financial goals.
Performance
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.
Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:
Shareholder Fees

Institutional
(fees paid directly from your investment)	Class

Sales Charge (Load) Imposed on Purchases	None
Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee (1)	2.00%
Exchange Fee (2)	None
Account Fee	None

Risk/Return Summary	6	MDT Tax Aware/All Cap Core Fund

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses (3)	2.34%
Total Annual Fund Operating Expenses (4)	3.34%
Less: Expense waiver/reimbursement	(1.54)%
Net Expenses	1.80%

(1)	The Fund charges a 2.00% redemption fee on shares redeemed within six months of purchase. You may be charged a $15.00 fee for wire redemptions.

(2)	The Fund’s transfer agent charges a $5.00 for each telephone exchange.

(3)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period.

(4)	The Adviser has contractually agreed to limit the Institutional Class’ Total Annual Fund Operating Expenses to 1.80% of average net assets of the Fund through August 31, 2007. This waiver can be terminated at any time at the discretion of the Board of Trustees. Subject to approval by the Board of Trustees, the Fund will reimburse the Adviser for any such expenses or fees waived by the Adviser within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser cannot seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
•	You invest $10,000 in the Fund’s Institutional Class for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.
The 1-year dollar amount and the dollar amounts for the first year of the 3-year column for the Fund reflect the “Net Expenses” of 1.80% for the Fund’s Institutional Class that result from the contractual expense waiver and reimbursement. The second and later years within the 3 year column for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$183	$884

Risk/Return Summary	7	MDT Tax Aware/All Cap Core Fund

MDT Large Cap Growth Fund
This Prospectus offers Institutional Class shares of the MDT Large Cap Growth Fund.
Investment Objective
The Large Cap Growth Fund’s investment objective is long-term capital appreciation.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in common stock of large sized U.S. companies. The Fund utilizes a large cap growth strategy. Under normal market conditions the Fund invests at least 80% of its net assets in stocks of large-cap companies. The Fund considers large — cap companies to be those of a size similar to companies listed in the Russell 1000(R) Growth Index, and the Adviser selects most of the Fund’s investments from companies listed in the Russell 1000(R) Growth Index. The index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization.
The MDT Large Cap Growth strategy was developed using the proprietary Optimum Q Investment Process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up — considering profit trends, earnings risk, and company valuation — in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio’s exposure to any one business, industry or sector differs from that of the strategy’s universe of possible investments. As mentioned above, the strategy’s “universe” of possible investments approximates that of the Russell 1000 Growth(R) Index and the S&P 500(R) Index. For more information about the Russell 1000 Growth(R) Index, please see “More About the Funds” below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.
Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund’s investments. Stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.
Large Sized Companies Risks. The Fund will principally invest in large-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.
Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.
Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio

Risk/Return Summary	8	MDT Large Cap Growth Fund

turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund’s performance.

This Fund may be appropriate for you if:
•	You wish to invest for the long-term
•	You are seeking growth style investments in large companies
•	You are looking for an equity component to complete your portfolio
This Fund is not appropriate for you if you have short-term financial goals.
Performance
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.
Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:
Shareholder Fees

Institutional
(fees paid directly from your investment)	Class

Sales Charge (Load) Imposed on Purchases	None
Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee (1)	2.00%
Exchange Fee (2)	None
Account Fee	None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses (3)	2.34%
Total Annual Fund Operating Expenses (4)	3.09%
Less: Expense waiver/reimbursement	(1.29)%
Net Expenses	1.80%

(1)	The Fund charges a 2.00% redemption fee on shares redeemed within one month of purchase. You may be charged a $15.00 fee for wire redemptions.

(2)	The Fund’s transfer agent charges a $5.00 fee for each telephone exchange.

(3)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period.

(4)	The Adviser has contractually agreed to limit the Institutional Class’ Total Annual Fund Operating Expenses to 1.80% of average net assets of the Fund through August 31, 2007. This waiver can be terminated at any time at the discretion of the Board of Trustees. Subject to approval by the Board of Trustees, the Fund will reimburse the Adviser for any such expenses or fees waived by the Adviser within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser cannot seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example
The following example is intended to help you compare the cost of investing in the Fund’s Institutional Class with the cost of investing in other mutual funds.
The example assumes that:
•	You invest $10,000 in the Fund’s Institutional Class for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;

Risk/Return Summary	9	MDT Large Cap Growth Fund

•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.
The 1-year dollar amount and the dollar amounts for the first year of the 3-year column for the Fund reflect the “Net Expenses” of 1.80% for the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3 year column for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$183	$833

Risk/Return Summary	10	MDT Large Cap Growth Fund

MDT Mid Cap Growth Fund
     This Prospectus offers Institutional Class shares of the MDT Mid Cap Growth Fund.
Investment Objective
The Mid Cap Growth Fund’s investment objective is long-term capital appreciation.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in common stock of medium sized U.S. companies. The Fund utilizes a mid cap growth strategy. Under normal market conditions the fund invests at least 80% of its net assets in stocks of mid-cap companies. The Fund considers mid-cap companies to be those companies of a size similar to companies listed in the Russell MidCap Growth(R) Index, and the Adviser selects most of the Fund’s investments from companies listed in the Russell MidCap Growth(R) Index. The index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the mid-cap segment of the U.S. equity universe, which includes the 800 smallest companies by market capitalization within the Russell 1000(R) Index (an index that includes the 1,000 largest U.S. companies by market capitalization).
The MDT Mid Cap Growth strategy was developed using the proprietary Optimum Q Investment Process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up — considering profit trends, earnings risk, and company valuation — in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio’s exposure to any one business, industry or sector differs from that of the strategy’s universe of possible investments. As mentioned above, the strategy’s “universe” of possible investments approximates that of the Russell MidCap Growth(R) Index. For more information about the Russell MidCap Growth(R) Index, please see “More About the Funds” below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.
Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund’s investments. Stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.
Medium Sized Companies Risks. The Fund may invest in mid-size companies. Mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.

Risk/Return Summary	11	MDT Mid Cap Growth Fund

Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund’s performance.

This Fund may be appropriate for you if:
•	You wish to invest for the long-term
•	You are seeking growth style investments in medium sized companies
•	You are looking for an equity component to complete your portfolio
This Fund is not appropriate for you if you have short-term financial goals.
Performance
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.
Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold Institutional Class shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:
Shareholder Fees

Institutional
(fees paid directly from your investment)	Class

Sales Charge (Load) Imposed on Purchases	None
Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee (1)	2.00%
Exchange Fee (2)	None
Account Fee	None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses (3)	2.34%
Total Annual Fund Operating Expenses (4)	3.24%
Less: Expense waiver/reimbursement	(1.44)%
Net Expenses	1.80%

(1)	The Fund charges a 2.00% redemption fee on shares redeemed within one month of purchase. You may be charged a $15.00 fee for wire redemptions.

(2)	The Fund’s transfer agent charges a $5.00 fee for each telephone exchange.

(3)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year. Because Fund is new, these expenses are based on estimated amounts for the current fiscal period.

(4)	The Adviser has contractually agreed to limit the Institutional Class’ Total Annual Fund Operating Expenses to 1.80% of average net assets of the Fund through August 31, 2007. This waiver can be terminated at any time at the discretion of the Board of Trustees. Subject to approval by the Board of Trustees, the Fund will reimburse the Adviser for any such expenses or fees waived by the Adviser within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser cannot seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example
The following example is intended to help you compare the cost of investing in the Fund’s Institutional Class with the cost of investing in other mutual funds.

Risk/Return Summary	12	MDT Mid Cap Growth Fund

The example assumes that:
•	You invest $10,000 in the Fund’s Institutional Class for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.
The 1-year dollar amount and the dollar amounts for the first year of the 3-year column for the Fund reflect the “Net Expenses” of 1.80% for the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3 year column for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$183	$863

Risk/Return Summary	13	MDT Mid Cap Growth Fund

MDT Small Cap Core Fund
This Prospectus offers Institutional Class shares of the MDT Small Cap Core Fund.
Investment Objective
The Small Cap Core Fund’s investment objective is long-term capital appreciation.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in common stock of small U.S. companies. The Fund utilizes a small cap core strategy. Under normal market conditions, the Fund invests at least 80% of its net assets in stocks of small-cap companies. The Fund considers small-cap companies to be those companies of a size similar to companies listed in the Russell 2000(R) Index, and the Adviser selects most of the Fund’s investments from companies listed in the Russell 2000(R) Index. The index measures the performance of the 2,000 smallest companies by market capitalization within the Russell 3000(R) Index (an index that includes the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market).
The MDT Small Cap Core strategy was developed using the proprietary Optimum Q Investment Process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up — considering profit trends, earnings risk, and company valuation — in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio’s exposure to any one business, industry or economic sector differs from that of the strategy’s universe of possible investments. As mentioned above, the strategy’s “universe” of possible investments approximates that of the Russell 2000(R) Index. For more information about the Russell 2000(R) Index, please see “More About the Funds” below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.
Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund’s investments. Stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.
Small Sized Companies Risks. The Fund invests in small-sized companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in medium- or large-capitalization companies.
Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.

Risk/Return Summary	14	MDT Small Cap Core Fund

Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund’s performance.

This Fund may be appropriate for you if:
•	You wish to invest for the long-term
•	You are seeking growth and value style investments in small companies
•	You are looking for an equity component to complete your portfolio
This Fund is not appropriate for you if you have short-term financial goals.
Performance
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.
Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold Institutional Class shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:
Shareholder Fees

Institutional
(fees paid directly from your investment)	Class

Sales Charge (Load) Imposed on Purchases	None
Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee (1)	2.00%
Exchange Fee (2)	None
Account Fee	None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	1.25%
Distribution and Service (12b-1) Fees	None
Other Expenses (3)	2.34%
Total Annual Fund Operating Expenses (4)	3.59%
Less: Expense waiver/reimbursement	(1.79)%
Net Expenses	1.80%

(1)	The Fund charges a 2.00% redemption fee on shares redeemed within one month of purchase. You may be charged a $15.00 fee for wire redemptions.

(2)	The fund’s transfer agent charges a $5.00 fee for each telephone exchange.

(3)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period.

(4)	The Adviser has contractually agreed to limit the Institutional Class’ Total Annual Fund Operating Expenses to 1.80% of average net assets of the Fund through August 31, 2007. This waiver can be terminated at any time at the discretion of the Board of Trustees. Subject to approval by the Board of Trustees, the Fund will reimburse the Adviser for any such expenses or fees waived by the Adviser within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser cannot seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example
The following example is intended to help you compare the cost of investing in the Fund’s Institutional Class with the cost of investing in other mutual funds.
The example assumes that:

Risk/Return Summary	15	MDT Small Cap Core Fund

•	You invest $10,000 in the Fund’s Institutional Class for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.
The 1-year dollar amount and the dollar amounts for the first year of the 3-year column for the Fund reflect the “Net Expenses” of 1.80% for the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3 year column for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$183	$934

Risk/Return Summary	16	MDT Small Cap Core Fund

MDT Small Cap Growth Fund
This Prospectus offers Institutional Class shares of the MDT Small Cap Growth Fund.
Investment Objective
The Small Cap Growth Fund’s investment objective is long-term capital appreciation.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in common stock of small U.S. companies. The Fund utilizes a small cap growth strategy. Under normal market conditions the Fund invests at least 80% of its net assets in the stocks of small-cap companies. The Fund considers small-cap companies to be those companies of a size similar to companies listed in the Russell 2000 Growth(R) Index, and the Adviser selects most of the Fund’s investments from companies listed in the Russell 2000 Growth(R) Index. The index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market capitalization within the Russell 3000 Index (an index that includes the 3,000 largest U.S. companies by market capitalization, representing approximately 98% of the investable U.S. equity market).
The MDT Small Cap Growth strategy was developed using the proprietary Optimum Q Investment Process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up — considering profit trends, earnings risk, and company valuation — in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio’s exposure to any one business, industry or sector differs from that of the strategy’s universe of possible investments. As mentioned above, the strategy’s “universe” of possible investments approximates that of the Russell 2000 Growth(R) Index. For more information about the Russell 2000 Growth(R) Index, please see “More About the Funds” below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.
Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund’s investments. Stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.
Small Sized Companies Risks. The Fund invests in small-sized companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in medium- or large-capitalization companies.
Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.

Risk/Return Summary	17	MDT Small Cap Growth Fund

Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund’s performance.

This Fund may be appropriate for you if:
•	You wish to invest for the long-term
•	You are seeking growth style investments in small companies
•	You are looking for an equity component to complete your portfolio
This Fund is not appropriate for you if you have short-term financial goals.
Performance
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.
Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold Institutional Class shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:

Shareholder Fees

(fees paid directly from your investment)	Institutional Class

Sales Charge (Load) Imposed on Purchases	None
Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee (1)	2.00%
Exchange Fee (2)	None
Account Fee	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	1.25%
Distribution and Service (12b-1) Fees	None
Other Expenses (3)	2.34%
Total Annual Fund Operating Expenses (4)	3.59%
Less: Expense waiver/reimbursement	(1.79)%
Net Expenses	1.80%

(1)	The Fund charges a 2.00% redemption fee for shares redeemed within one month of purchase. You may be charged a $15.00 fee for wire redemptions.

(2)	The Fund’s transfer agent charges a $5.00 fee for each telephone exchange.

(3)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period.

(4)	The Adviser has contractually agreed to limit the Institutional Class’ Total Annual Fund Operating Expenses to 1.80% of average net assets of the Fund through August 31, 2007. This waiver can be terminated at any time at the discretion of the Board of Trustees. Subject to approval by the Board of Trustees, the Fund will reimburse the Advisor for any such expenses or fees waived by the Adviser within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser cannot seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example
The following example is intended to help you compare the cost of investing in the Fund’s Institutional Class with the cost of investing in other mutual funds.

Risk/Return Summary	18	MDT Small Cap Growth Fund

The example assumes that:
•	You invest $10,000 in the Fund’s Institutional Class for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.
The 1-year dollar amount and the dollar amounts for the first year of the 3-year column for the Fund reflect the “Net Expenses” of 1.80% for the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3 year column for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$183	$934

Risk/Return Summary	19	MDT Small Cap Growth Fund

MDT Small Cap Value Fund
This Prospectus offers Institutional Class shares of the MDT Small Cap Value Fund.
Investment Objective
The Small Cap Value Fund’s investment objective is long-term capital appreciation.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in common stock of small U.S. companies. The Fund utilizes a small cap value strategy. Under normal market conditions the Fund invests at least 80% of its net assets in stocks of small-cap companies. The Fund considers small-cap companies to be those companies of a size similar to companies listed in the Russell 2000 Value(R) Index, and the Adviser selects most of the Fund’s investments from companies listed in the Russell 2000 Value(R) Index. The index measures the performance of those companies with lower price-to-book ratios and lower forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market capitalization within the Russell 3000(R) Index (an index that includes the 3,000 largest U.S. companies by market capitalization, representing approximately 98% of the investable domestic equity market).
The MDT Small Cap Value strategy was developed using the proprietary Optimum Q Investment Process. The Adviser believes that by using a disciplined, quantitative process, its universe stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up — considering profit trends, earnings risk, and company valuation — in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio’s exposure to any one business, industry or sector differs from that of the strategy’s universe of possible investments. As mentioned above, the strategy’s “universe” of possible investments approximates that of the Russell 2000 Value(R) Index. For more information about the Russell 2000 Value(R) Index, please see “More About the Funds” below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.
Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund’s investments. Stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.
Small Sized Companies Risks. The Fund invests in small-sized companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in medium- and large-capitalization companies.
Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.

Risk/Return Summary	20	MDT Small Cap Value Fund

Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund’s performance.

This Fund may be appropriate for you if:
•	You wish to invest for the long-term
•	You are seeking value style investments in small companies
•	You are looking for an equity component to complete your portfolio
This Fund is not appropriate for you if you have short-term financial goals.
Performance
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.
Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold Institutional Class shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:

Shareholder Fees
Institutional
(fees paid directly from your investment)	Class

Sales Charge (Load) Imposed on Purchases	None
Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee (1)	2.00%
Exchange Fee (2)	None
Account Fee	None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	1.25%
Distribution and Service (12b-1) Fees	None
Other Expenses (3)	2.34%
Total Annual Fund Operating Expenses (4)	3.59%
Less: Expense waiver/reimbursement	(1.79)%
Net Expenses	1.80%

(1)	The Fund charges a 2.00% redemption fee on shares redeemed within one month of purchase. You may be charged a $15.00 fee for wire redemptions.

(2)	The Fund’s transfer agent charges a $5.00 fee on each telephone exchange.

(3)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period.

(4)	The Adviser has contractually agreed to limit the Institutional Class’ Total Annual Fund Operating Expenses to 1.80% of average net assets of the Fund through August 31, 2007. This waiver can be terminated at any time at the discretion of the Board of Trustees. Subject to approval by the Board of Trustees, the Fund will reimburse the Advisor for any such expenses or fees waived by the Adviser within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser cannot seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example

The following example is intended to help you compare the cost of investing in the Fund’s Institutional Class with the cost of investing in other mutual funds.

Risk/Return Summary	21	MDT Small Cap Value Fund

The example assumes that:
•	You invest $10,000 in the Fund’s Institutional Class for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.
The 1-year dollar amount and the dollar amounts for the first year of the 3-year column for the Fund reflect the “Net Expenses” of 1.80% for the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3 year column for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$183	$934

Risk/Return Summary	22	MDT Small Cap Value Fund

MDT Balanced Growth Fund
This Prospectus offers the Institutional Class shares of the MDT Balanced Growth Fund. Prior to the date of this Prospectus, the Fund was designated as the “Optimum Q — Balanced Growth Fund.”
Investment Objective

The Balanced Growth Fund’s investment objective is long-term growth through capital appreciation and income.
Principal Investment Strategies

To achieve its investment objectives, the Fund may diversify its portfolio over many categories of assets available for investment — fixed-income and equity, domestic and foreign, growth and value. Under normal conditions, the Fund will invest between 60% and 80% of its assets in equity securities and between 20% and 40% in fixed-income securities. The Fund may invest up to 25% of its assets in foreign equity and foreign fixed-income securities. The Fund’s asset mix will change based on existing and anticipated market conditions.
Equity Securities: The Fund’s domestic equity portfolio will consist primarily of common stock managed in a style which utilizes a whole market, all cap/all style strategy, selecting most investments from companies listed in the Russell 3000(R) Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The Adviser believes that the whole market approach provides two main advantages. First, it allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. Second, through bottom-up stock selection and subject to risk controls, it provides the ability to overweight or underweight segments of the market represented by those stocks which the Optimum Q Investment Process views as opportunities. The Adviser selects most of its equity investments from companies in the Russell 3000(R) Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The strategy used to construct the portfolio seeks to maximize compound annual return while controlling risk. For more information about the Russell 3000(R) Index, please see “More About the Funds” below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.
In managing the Fund’s allocation to foreign equities, the Adviser attempts to diversify the portfolio across countries, in companies of all sizes with both growth and value characteristics. The Fund may invest in many types of securities including exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, partnership interests, equity participations and sponsored and unsponsored American Depositary Receipts (“ADRs”). The Adviser may attempt to reach its goals by investing in exchange-traded funds and shares of other investment companies.
Fixed-Income Securities: The Fund’s investments in fixed-income securities may be of any credit quality as determined by a nationally recognized statistical rating organization (“NRSRO”), such as Standard and Poor’s, or determined to be of comparable quality by the Adviser, from investment grade to high-yield bonds (“junk bonds”). These securities may either pay interest at a fixed rate or at variable rates determined by the terms of the security. Additionally these securities may have prepayment and reset terms that are fixed or may vary as determined by the terms of the security.. The Adviser may select fixed-income securities issued by the U.S. government or any of its agencies, foreign governments, and U.S. and foreign companies. The Fund may include mortgage-backed, asset-backed and high-yield securities. In selecting securities for the fixed-income portion of the

Risk/Return Summary	23	MDT Balanced Growth Fund

Fund, the Adviser evaluates current market conditions to identify a desireable portfolio duration 1 and to determine the appropriate allocation among various market sectors. Individual securities are selected using fundamental credit research to identify relative value in the market. The Adviser may choose to sell securities for a variety of reasons, such as to maintain portfolio diversification, to redeploy assets into more promising opportunities, or to raise cash.
Principal Risks

Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund’s investments. Stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.
Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities or asset classes may prove to be incorrect.
Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Small and mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Other Investment Companies Risks. The Fund may invest in other investment companies. Your cost of investing in the Fund will generally be higher than the cost of investing directly in shares of the mutual funds in which the Fund invests. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying mutual funds in which it invests in addition to its direct fees and expenses, as well as indirectly bearing the principal risks of those funds. Furthermore, investing in other funds could affect the timing, amount, and character of distributions to you and therefore may increase the amount of taxes payable by you.
Foreign Securities Risks. The Fund may invest in foreign securities and ADRs. ADRs are securities of foreign companies that are denominated in U.S. Dollars. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Foreign investments generally involve additional risks including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. Risks also include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest and adverse diplomatic developments. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining

[1]	Duration is a measure of a fixed-income security’s average life that reflects the present value of the security’s cash flow, and accordingly is a measure of price sensitivity to interest rate changes.

Risk/Return Summary	24	MDT Balanced Growth Fund

judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity.
Call Risk. During periods of declining interest rates, a bond issuer may “call” — or repay — its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Prepayment and Extension Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk, which may increase the Fund’s sensitivity to rising rates and its potential for price declines, as the Fund would be unable to capitalize on higher interest rates when investments are locked in at a lower rate for a longer period of time.
Credit Risk. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt — also known as “high-yield bonds” and “junk bonds” — have a higher risk of default and tend to be less liquid than higher-rated securities.
Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. Additionally, lower-rated securities, including junk bonds, involve higher risks in that they are especially subject to price fluctuations in response to changes in interest rates.
High-Yield Debt Securities Risks. High-yield debt securities or “junk bonds” are debt securities rated below investment grade by a nationally recognized statistical rating organization. Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default. Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.
U.S. Government Obligations. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimately repayment, which agency or instrumentality may be privately owned. There can be no reassurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.
Portfolio Turnover Risks: The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio

Risk/Return Summary	25	MDT Balanced Growth Fund

turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund’s performance.

This Fund may be appropriate for you if:
•	You wish to invest for the long-term
•	You are looking for a diversified investment vehicle
•	You want total return — income and capital appreciation
This Fund is not appropriate for you if you have short-term financial goals.
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s total return for the past calendar year. The table compares the Fund’s average return over time with a broad-based index. The Fund’s past performance, before and after taxes, is no guarantee of future results.
Total Return for the Calendar Years Ended December 31*
Balanced Growth Fund — Institutional Class

* The calendar year-to-date total return for the Fund as of June 30, 2005 was 2.65%
During the period of time displayed in the bar chart, the Fund’s best quarter was the fourth quarter of 2003 up 9.56%, and its worst quarter was the second quarter of 2004 down 1.14%.

		Since
		Inception
Average Annual Total Returns as of December 31, 2004	1 Year	(10/1/02)

Return Before Taxes	12.39%	18.02%
Return After Taxes on Distributions(1)	10.05%	16.49%
Return After Taxes on Distributions and Sale of Fund Shares(1,2)	9.33%	14.91%
S&P500 Index(3)	10.88%	21.39%
Lipper Balanced Fund Index(4)	8.99%	15.34%

(1)	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)	The “Return After Taxes on Distributions and Sale of Fund Shares” figures may be higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Risk/Return Summary	26	MDT Balanced Growth Fund

(3) The S&P 500 Index consists of 500 stocks chosen from market size, liquidity and industry group representation. It is a market-weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The “500” is one of the most widely used benchmarks of U.S. equity performance. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.

(4) The Lipper Balanced Fund Index is the average of the 30 largest funds in the Lipper Balanced Funds category. These funds, by portfolio practice, aim to conserve principal by maintaining at all times a balanced portfolio of at least 50% in equity securities an at least 25% in fixed-income securities. Typically the equity/bond ratio is approximately 60%/40%. The return of the index assumes the reinvestment of any dividends or other distributions.
Fees and Expenses

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:

Shareholder Fees	Institutional
(fees paid directly from your investment)	Class

Sales Charge (Load) Imposed on Purchases	None
Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee (1)	2.00%
Exchange Fee (2)	None
Account Fee	None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses (3)	0.42%
Total Annual Fund Operating Expenses (4)	1.17%

(1)	The Fund charges a 2.00% redemption fee on shares redeemed within one month of purchase. You may be charged a $15.00 fee for wire redemptions.

(2)	The Fund’s transfer agent charges a $5.00 fee for each telephone exchange.

(3)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year.

(4)	The Adviser has contractually agreed to limit the Institutional Class’ Total Annual Fund Operating Expenses to 1.25% of average net assets of the Fund through November 30, 2006. This waiver can be terminated at any time at the discretion of the Board of Trustees. Subject to approval by the Board of Trustees, the Fund will reimburse the Adviser for any such expenses or fees waived by the Adviser within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser will not seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example

The following example is intended to help you compare the cost of investing in the Fund’s Institutional Class with the cost of investing in other mutual funds.
The example assumes that:
•	You invest $10,000 in the Fund’s Institutional Class for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.
The 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year columns for the Fund reflect the “Net Expenses” of 1.17% for the Fund’s Institutional Class that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year columns for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Risk/Return Summary	27	MDT Balanced Growth Fund

1 Year	3 Years	5 Years	10 Years

$119	$372	$644	$1,420

Risk/Return Summary	28	MDT Balanced Growth Fund

MDT Short-Term Bond Fund
This Prospectus offers Institutional Class shares of the MDT Short-Term Bond Fund. Prior to the date of this Prospectus the Short-Term Bond Fund was designated as the “Optimum Q — Capital Conservation Fund.”
Investment Objective
The Short-Term Bond Fund’s investment objective is to preserve the value of Fund assets and produce income.
Principal Investment Strategies
To meet its investment objectives, the Fund invests primarily in U.S. investment grade bonds (i.e., securities rated BBB or higher by Standard & Poor’s or its equivalent by another nationally recognized statistical rating organization (“NRSRO”) or determined by the Adviser to be of comparable quality at the time of purchase).
The Adviser manages the Fund as a low-duration, high-grade bond portfolio. The Fund normally maintains a weighted average effective maturity of between one and three years. The Adviser believes that portfolios with this credit and interest rate risk profile can generate higher returns than a money market fund with a better risk/reward relationship than most short or intermediate-term bond funds. Please note however, that the Fund does not intend to maintain its net asset value at $1.00 in the way a money market fund would.
The Fund has a policy of investing at least 80% of its net assets in the following types of domestic debt securities:

•	U.S. government

•	Collateralized mortgage obligations
•	Asset-backed and mortgage-backed obligations
•	U.S. government agencies
•	Corporate
•	Medium-term notes
CMO’s, asset-backed obligations, corporate bonds and medium-term notes may be issued by various types of issuers, including special purpose vehicles designed to pool underlying assets (such as mortgage obligations or credit card receivables), and corporations or other entities. All of these debt securities are subject to the principal risks described below, including interest rate risk, credit risk and call risk.
In selecting portfolio securities, the Adviser uses a “top-down” approach by first monitoring and evaluating economic trends. The Adviser evaluates current market conditions to identify a desirable portfolio duration and to determine an appropriate allocation of the Fund’s assets among various market sectors. Individual securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when other comparable investments are judged to offer superior risk/reward profiles.

Bonds are:

Interest-bearing debt securities that obligate the issuer (i.e., U.S. Government or company) to pay the holders specific amounts on scheduled payment dates. The issuer generally is required to repay the principal amount of the obligation at maturity, although a portion of the principal payments may be made over the life of the bond.

Risk/Return Summary	29	MDT Short-Term Bond Fund

Principal Risks

Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. If interest rates fall, the Fund’s income could also decline.
Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.
Call Risk. During periods of declining interest rates, a bond issuer may “call” — or repay — its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Prepayment and Extension Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk, which may increase the Fund’s sensitivity to rising rates and its potential for price declines, as the Fund would be unable to capitalize on higher interest rates when investments are locked in at a lower rate for a longer period of time.
Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.
U.S. Government Obligations. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimately repayment, which agency or instrumentality may be privately owned. There can be no reassurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

This Fund may be appropriate for you if:
•	You want to preserve capital
•	You want to earn income on investments considered more stable than stocks
•	You are looking for a fixed-income component to complete your portfolio

Performance

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s total return during the past calendar year. The table compares the Fund’s average return over time with a broad-based index. The Fund’s past performance, before and after taxes, is no guarantee of future results.
Total Return for the Calendar Years Ended December 31*

Risk/Return Summary	30	MDT Short-Term Bond Fund

Short-Term Bond Fund — Institutional Class

*	The calendar year-to-date total return for the Fund as of June 30, 2005 was 1.42%

During the period of time displayed in the bar chart, the Fund’s best quarter was the third quarter of 2004 up 1.06%, and its worst quarter was the second quarter of 2004, down 0.84%.

		Since
		Inception
Average Annual Total Returns as of December 31, 2004	1 Year	(10/1/02)

Return Before Taxes	1.47%	1.25%
Return After Taxes on Distributions(1)	0.34%	0.18%
Return After Taxes on Distributions and Sale of Fund Shares(1,2)	0.95%	0.45%
Citigroup Salomon 1-Year Treasury Benchmark Index(3)	0.74%	1.27%
Lipper Short-Term Investment Grade Debt Funds Index(4)	1.61%	2.38%

(1)	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)	The “Return After Taxes on Distributions and Sale of Fund Shares” figures may be higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

(3)	The Citigroup Salomon 1-Year Treasury Benchmark Index is an unmanaged index generally representative of the average yield on one-year Treasury bills. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.

(4)	The Lipper Short-Term Investment Grade Debt Funds Index is the average of the 30 largest funds in the Lipper Short-Term Investment Grade Funds category. These funds, by portfolio practice, invest primarily in investment grade debt issues (rated in the top four grades) with a dollar weighted average maturity of six months to three years. The return of the index assumes the reinvestment of any dividends or other distributions.
Fees and Expenses

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:

Shareholder Fees	Institutional
(fees paid directly from your investment)	Class

Sales Charge (Load) Imposed on Purchases	None
Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee (1)	2.00%
Exchange Fee (2)	None
Account Fee	None

Risk/Return Summary	31	MDT Short-Term Bond Fund

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses (3)	0.49%
Total Annual Fund Operating Expenses (4)	0.89%
Expenses Recovered	0.06%
Net Expenses(4)	0.95%

(1)	The Fund charges a 2.00% redemption fee on shares redeemed within ten days of purchase. You may be charged a $15.00 fee for wire redemptions.

(2)	The Fund’s transfer agent charges a $5.00 for each telephone exchange.

(3)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year.

(4)	The Adviser has contractually agreed to limit the Institutional Class’ Total Annual Fund Operating Expenses to 0.95% of average net assets of the Fund through November 30, 2006. This waiver can be terminated at any time at the discretion of the Board of Trustees. Subject to approval by the Board of Trustees, the Fund will reimburse the Adviser for any such expenses or fees waived by the Adviser within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser will not seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example

The following example is intended to help you compare the cost of investing in the Fund’s Institutional Class with the cost of investing in other mutual funds.
The example assumes that:
•	You invest $10,000 in the Fund’ Institutional Class for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.
The 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year columns for the Fund reflect the “Net Expenses” of 0.95% for the Fund’s Institutional Class that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year columns for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$97	$290	$499	$1,102

Risk/Return Summary	32	MDT Short-Term Bond Fund

More About the Funds
Additional Investment Strategies

The Funds’ principal investment strategies (and the associated principal risks) are discussed in the Risk/Return Summaries and are the strategies that the Adviser believes are most likely to be important in trying to achieve the Funds’ objectives. You should note, however, that the Funds may use other non-principal strategies and invest in other securities not described in this prospectus. For a copy of the Fund’s Statement of Additional Information (“SAI”) containing additional (non-principal) investment strategies and securities that may present different risks (including a description of the types of securities that the Funds consider to be foreign securities), please call toll free 1-866-784-6867.
The Adviser selects most of the investments for the All Cap Core Fund, Tax Aware/All Cap Core Fund and the Balanced Growth Fund from companies listed in the Russell 3000(R) Index. As of July 31, 2005, companies in the Russell 3000(R) Index ranged in capitalization from $73 million to $365 billion.
The Large Cap Growth Fund invests under normal conditions at least 80% of its net assets in securities of in stocks of large-cap companies such as those securities in the Russell 1000(R) Growth Index. For example, as of July 31, 2005, companies in the Russell 1000(R) Growth Index ranged in capitalization from $950 million to $365 billion.
The Mid Cap Growth Fund invests under normal conditions at least 80% of its net assets in securities of in stocks of medium-sized companies such as those securities in the Russell MidCap Growth(R) Index. For example, as of July 31, 2005, companies in the Russell MidCap Growth(R) Index ranged in capitalization from $950 million to $15.2 billion.
The Small Cap Core Fund invests under normal conditions at least 80% of its net assets in securities of in stocks of small-sized companies such as those securities in the Russell 2000(R) Index. For example, as of July 31, 2005, companies in the Russell 2000(R) Index ranged in capitalization from $73 million to $3.4 billion.
The Small Cap Growth Fund invests under normal conditions at least 80% of its net assets in securities of in stocks of small-sized companies such as those securities in the Russell 2000(R) Growth Index. For example, as of July 31, 2005, companies in the Russell 2000(R) Growth Index ranged in capitalization from $73 million to $2.5 billion.
The Small Cap Value Fund invests under normal conditions at least 80% of its net assets in securities of in stocks of small-sized companies such as those securities in the Russell 2000(R) Value Index. For example, as of July 31, 2005, companies in the Russell 2000(R) Value Index ranged in capitalization from $73 million to $3.4 billion.
Because the Funds (except for the Short-Term Bond Fund) invest in companies that are defined by reference to an index, the market capitalization of companies in which the Fund may invest will vary with market conditions. The Russell Indices described above are reconstituted on an annual basis.
In addition to the principal strategies discussed in the Risk/Return Summaries, the Funds may use various techniques as non-principal investment strategies to achieve the investment objectives of the Funds. These techniques may include buying and selling futures contracts, swaps, options, when-issued securities and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. The Short-Term Bond Fund and Balanced Growth Fund may invest a portion of their assets in debt obligations of foreign corporations, banks, governments and their political subdivisions. Each Fund may engage in securities lending to earn income.
Cash Holdings & Temporary Investments. Each Fund may from time to time have a portion of its assets invested in cash or cash equivalents, such as short-term, high-quality investment grade securities, while waiting to invest monies received from purchases of the Fund’s shares or from the

33	More About the Funds

sale of its portfolio securities. Cash equivalents purchased by a Fund will be rated in the highest ratings categories by Standard & Poor’s, Moody’s Investor Service, Inc. or another NRSRO. In the event that a Fund experiences large cash inflows, the Adviser may temporarily invest in derivatives such as futures and options, including for non-hedging purposes. The Adviser believes that the Funds benefit from this technique by reducing trading costs. The Adviser may choose to sell securities for a variety of reasons, such as to maintain portfolio diversification, to redeploy assets into more promising opportunities, or to raise cash.
Under normal market conditions, each Fund may hold cash or cash equivalents, such as commercial paper, Certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (e.g., U.S. Treasury obligations) or repurchase agreements.
Temporary Defensive Investments. Each Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity. A Fund may not achieve its investment objectives to the extent that it engages in such a temporary, defensive strategy. However, a Fund will not change its investment objective without providing 60 days prior written notice to shareholders.
Changes in Investment Objectives and Policies. The investment objectives, strategies and policies described above may be changed without the approval of a Fund’s shareholders. However, a Fund will not change an investment policy of investing at least 80% of its net assets in securities suggested by its name without providing shareholders with at least 60 days’ prior written notice of the change in the investment policy and changing the Fund’s name.
Additional Risks

Additional information about the funds principal risks is provided below, as well as information about other non-principal risks relating to the fund’s investment strategies.
Equity Securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. The value of stock is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Preferred stocks are equity stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. In the event of insolvency or bankruptcy, common stockholders would be subordinate to creditors and preferred stockholders in respect of any payments from the assets of the company.
Risks of Securities Lending. To generate income, each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When a Fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.
Futures and Options on Futures Risks. Derivatives such as futures and options on futures may allow a Fund to increase or decrease its level of risk exposure more quickly and efficiently than transactions in other types of instruments. A Fund may invest in derivatives for hedging purposes, but the investments may not be effective as a hedge against price movements and can limit potential for growth in the value of an interest in the Fund. Derivatives are volatile and involve significant risks, including:

•	Leverage Risk — the risk associated with certain types of investments or trading strategies in which relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•	Credit Risk — the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to a Fund.

34	More About the Funds

     • Currency Risk — the risk in which changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.
     • Liquidity Risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Foreign Securities Risks. Foreign investments, including both equity and fixed-income securities, generally involve additional risks including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. Risks also include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest and adverse diplomatic developments. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect the value of an investment.
When-Issued Securities. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place. In addition, when a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.
Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ Statement of Additional Information. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings reports on Form N-Q. Additionally, the Funds will disclose their portfolio holdings information on the Funds’ website quarterly, within one month of the end of each calendar quarter. The Annual and Semi-Annual Reports are available by contacting the MDT Funds c/o U.S. Bancorp Fund Service, LLC, P.O. Box 701, Milwaukee, WI, 53201-0701 or by calling 1-866-784-6867, and on the Funds’ website at www.mdtfunds.com.

35	More About the Funds

Management of the Funds
The Adviser

MDT Advisers is an autonomous operating division of Harris Bretall Sullivan & Smith, LLC, 125 CambridgePark Drive, Cambridge, Massachusetts, 02140, which is registered as an investment adviser with the SEC. MDT Advisers is responsible for the day-to-day management of the Funds in accordance with each Fund’s respective investment objectives and policies (subject to the general supervision of the Fund’s’ Board of Trustees). This includes making investment decisions, and buying and selling securities.
The advisory fee is accrued daily and paid monthly. However, the Adviser has contractually agreed to waive its fees and/or reimburse each Fund’s operating expenses to the extent necessary to ensure that the total operating expenses, excluding taxes, interest and brokerage commissions (on an annual basis) do not exceed the amounts shown in the table below:
Total Operating Expenses Net of Waiver/Reimbursement

Institutional
Fund	Class

MDT All Cap Core Fund(1)	1.25%
MDT Tax Aware/All Cap Core Fund(2)	1.80%
MDT Large Cap Growth Fund(2)	1.80%
MDT Mid Cap Growth Fund(2)	1.80%
MDT Small Cap Core Fund(2)	1.80%
MDT Small Cap Growth Fund(2)	1.80%
MDT Small Cap Value Fund(2)	1.80%
MDT Balanced Growth Fund(1)	1.25%
MDT Short-Term Bond Fund(1)	0.95%

(1)	The Adviser has contractually agreed to limit Total Annual Fund Operating Expenses to the amounts stated in the table through November 30, 2006.

(2)	The Adviser has contractually agreed to limit Total Annual Fund Operating Expenses to the amounts stated in the table through August 31, 2007.
Any waivers or reimbursements have the effect of lowering the overall expense ratio for the applicable Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed. The Adviser is permitted to recoup the fees waived and/or expenses paid within a three-year period to the extent of the expense limitation.
The amount the Adviser is entitled to receive on an annual basis together with the amount it actually did receive net of waivers for its services during the fiscal year ended July 31, 2004 is:

	Advisory Fee	Advisory Fee
Fund	Entitled to be Paid	Actually Paid
	(as a % of average daily net assets)
MDT All Cap Core Fund	0.75%	0.60%
MDT Tax Aware/All Cap Core Fund	1.00%	N/A
MDT Large Cap Growth Fund	0.75%	N/A
MDT Mid Cap Growth Fund	0.90%	N/A
MDT Small Cap Core Fund	1.25%	N/A
MDT Small Cap Growth Fund	1.25%	N/A

36	Management of the Funds

	Advisory Fee	Advisory Fee
Fund	Entitled to be Paid	Actually Paid
	(as a % of average daily net assets

MDT Small Cap Value Fund	1.25%	N/A
MDT Balanced Growth Fund	0.75%	0.75%
MDT Short-Term Bond Fund	0.40%	0.40%

MDT Advisers provides investment management services for individuals and institutional clients including pension and profit sharing plans. As of July 31, 2005 the MDT Advisers division had approximately $3.82 billion in assets under its direct management. As of the same date, the Adviser, as a whole, had approximately over $3.96 billion in assets under management.
Management Team
The All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund are managed by the Quantitative Equity Strategies Group, headed by Dr. David M Goldsmith, who is primarily responsible for the day-to-day management of these Funds. Dr. Goldsmith and John Sherman (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Balanced Growth Fund. Mr. Sherman is primarily responsible for the day-to-day management of the Short-Term Bond Fund.
David M. Goldsmith, Ph.D., Chief Investment Officer, joined MDT Advisers in 1990 and has been responsible for the development of the Optimum Q Investment Process. Dr. Goldsmith has over 23 years experience in the development and application of financial and statistical modeling techniques. He received an A.B., Summa Cum Laude, Economics from Princeton University, where he won the Wolf Balleison Memorial Prize for the outstanding senior thesis in economics. Dr. Goldsmith also received a Ph.D., Economics, Concentration in Finance from Harvard University.
John F. Sherman, C.F.A., Portfolio Manager, joined MDT Advisers in 2000. He has over fourteen years of experience analyzing financial markets and has been responsible for the Adviser’s fixed-income investments for the past five years. Prior to joining the Adviser, Mr. Sherman served as a Senior Analyst for Citizens Financial Group from 1999 to 2000 and as a Senior Analyst for the FDIC from 1991 — 1999. He is a member of the CFA Institute and the Boston Security Analysts Society. He holds a designation as a Chartered Financial Analyst. He received a B.S.B.A. from North Adams State College, and an M.B.A. from the Boston University Graduate School of Management.
The Quantitative Equity Strategies Group is responsible for the development, maintenance and operation of the proprietary Optimum Q Investment Process. In addition to Dr. Goldsmith, team members include:
Frederick L. Konopka, C.F.A., Senior Associate
Sarah A. Stahl, Senior Associate
Stephen R. Griscom, Associate
Daniel J. Mahr, Associate
The Statement of Additional Information (“SAI”) provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.
Prior Performance of Similar Accounts
Provided below is historical performance information of all actual, fee-paying, discretionary equity accounts that have investment objectives, policies, strategies, and risks substantially similar to those of the following:

37	Management of the Funds

•	the “All Cap Core Accounts” have investment objectives, policies, strategies, and risks substantially similar to those of the All Cap Core Fund

•	the “Tax Aware/All Cap Core Accounts” have investment objectives, policies, strategies, and risks substantially similar to those of the Tax Aware/All Cap Core Fund

•	the “Large Growth Accounts” have investment objectives, policies, strategies, and risks substantially similar to those of the Large Cap Growth Fund

•	the “Mid Cap Accounts” have investment objectives, policies, strategies, and risks substantially similar to those of the Mid Cap Growth Fund

•	the “Small Cap Core Accounts” have investment objectives, policies, strategies, and risks substantially similar to those of the Small Cap Core Accounts

•	the “Small Cap Growth Accounts” have investment objectives, policies, strategies, and risks substantially similar to those of the Small Cap Growth Fund

•	the “Small Cap Value Accounts” have investment objectives, policies, strategies, and risks substantially similar to those of the Small Cap Value Fund

Each similar account (collectively, the “Similar Accounts”) listed above is managed by the same team of portfolio managers of the Adviser that manages the respective Fund. As of December 31, 2004, each similar account represents assets as follows:

•	All Cap Core Accounts represent assets of approximately $107,777,000

•	Tax Aware/All Cap Core Accounts represent assets of approximately $1,212,000

•	Large Growth Accounts represent assets of approximately $110,000

•	Mid Cap Accounts represent assets of approximately $548,000

•	Small Cap Core Accounts represent assets of approximately $117,000

•	Small Cap Growth Accounts represent assets of approximately $58,521,000

•	Small Cap Value Accounts represent assets of approximately $664,000

This information is provided to illustrate the past performance of all actual, fee-paying, discretionary equity accounts managed by the Adviser and does not represent the performance of the Funds. Performance of the Similar Accounts is historical and does not represent the future performance of the Funds.
The performance information shown for the Similar Accounts is shown net of management fees, which for this purpose were assumed to equal the contractual management fee applicable to each respective Fund (without taking into account any fee waivers or limits). Performance reflects the reinvestment of all income. Cash and cash equivalents are included in performance returns.
The Similar Accounts are not subject to the same type of expenses to which the Funds are subject partly because the Similar Accounts are not subject to the same regulatory requirements as the Funds. The fees and expenses of the Similar Accounts are lower that those of the Funds. The Funds are subject to certain diversification requirements, tax restrictions, and investment limitations imposed by the Investment Company Act of 1940, or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Similar Accounts could have been adversely affected if the Similar Accounts had been regulated under the federal securities and tax laws imposed on the Funds. The investment results of the composites presented below are unaudited and are not intended to predict or suggest the future returns of the Funds. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

Average Annual Total Returns	All Cap Core Accounts	Russell 3000(R)Index(1)

1 year ended 12/31/2004	15.04%	11.95%
5 years ended 12/31/2004	3.38%	(1.16)%
Since Inception 9/5/1991 - 12/31/2004	14.35%	11.22%

38	Management of the Funds

(1)	The Russell 3000(R) Index is an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The index does not reflect any deduction for fees, expenses or taxes.

	Tax Aware/All Cap Core	Russell 3000(R)
Average Annual Total Returns	Accounts	Index(1)
1 year ended 12/31/2004	17.28%	11.95%
Since Inception 5/15/2002 - 12/31/2004	9.48%	6.58%

(1)	The Russell 3000(R) Index is an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The index does not reflect any deduction for fees, expenses or taxes.

	Large Cap Growth	Russell 1000	S&P 500(R)
Average Annual Total Returns	Accounts	Growth(R) Index(1)	Index(2)
Since Inception 10/04/2004 - 12/31/2004	9.64%	9.17%	9.23%

(1)	The Russell 1000 Growth(R) Index is an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market. The index does not reflect any deduction for fees, expenses or taxes.

(2)	The S&P 500(R) Index is a market-value weighted index of 500 stocks chosen for market size, liquidity, and industry group representation. The index does not reflect any deduction for fees, expenses or taxes.

Russell Mid Cap
Average Annual Total Returns	Mid Cap Growth Accounts	Growth(R) Index(1)

1 year ended 12/31/2004	23.96%	15.48%

3 years ended 12/31/2004	12.10%	6.16%

Since Inception 08/01/2000 — 12/31/2004	(1.66)%	(4.86)%

(1)
The Russell Mid Cap Growth(R) Index is an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the mid-cap segment of the U.S. equity universe, which includes the 800 smallest companies by market capitalization within the Russell 1000(R) Index (an index that includes the 1,000 largest U.S. companies by market capitalization). The index does not reflect any deduction for fees, expenses or taxes.

Average Annual Total Returns	Small Cap Core Accounts	Russell 2000(R) Index(1)

Since Inception 03/01/2004 - 12/31/2004	16.04%	12.40%

(1)	The Russell 2000(R) Index is an index that measures the performance of the 2,000 smallest companies by market capitalization within the Russell 3000(R) Index (an index that includes the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The index does not reflect any deduction for fees, expenses or taxes.

		Russell 2000
	Small Cap Growth	Growth(R)
Average Annual Total Returns	Accounts	Index(1)

1 year ended 12/31/2004	17.63%	14.31%
3 years ended 12/31/2004	16.32%	5.79%
Since Inception 08/01/2000 - 12/31/2004	11.63%	(2.34)%

(1)	The Russell 2000 Growth(R) Index is an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market capitalization within the Russell 3000 Index (an index that includes the 3,000 largest U.S. companies by market capitalization, representing approximately 98% of the investable U.S. equity market). The index does not reflect any deduction for fees, expenses or taxes.

		Russell 2000 Value(R)
Average Annual Total Returns	Small Cap Value Accounts	Index(1)

1 year ended 12/31/2003	21.80%	22.25%
3 years ended 12/31/2003	22.02%	16.50%
Since Inception 08/01/2004 - 12/31/2004	16.89%	17.00%

39	Management of the Funds

(1)	The Russell 2000 Value(R) Index is an index that measures the performance of those companies with lower price-to-book ratios and lower forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market capitalization within the Russell 3000(R) Index (an index that includes the 3,000 largest U.S. companies by market capitalization, representing approximately 98% of the investable domestic equity market). The index does not reflect any deduction for fees, expenses or taxes.

40	Management of the Funds

Your Account
Distribution of Shares
Distributor
Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as distributor and principal underwriter to the Funds. Quasar Distributors, LLC is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Funds are offered on a continuous basis.
Share Price
Shares of each Fund are sold at their net asset value (“NAV”). The NAV for shares of a Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes at any other time as permitted by the SEC, or if an emergency exists as determined by the SEC, NAV may be calculated at a different time. Your share price will be the next NAV calculated after a Fund or its transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), receives your request in good order. The NYSE is closed most national holidays and Good Friday.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•	The name of the Fund

•	The dollar amount of shares to be purchased

•	Purchase application or investment stub

•	Check payable to MDT Funds, or if paying by wire, when wire is received

The NAV is determined by adding the value of each Fund’s investments, cash and other assets attributable, subtracting the liabilities attributable for that Fund and then dividing the result by the total number of shares outstanding in the Fund.
Each Fund’s investments are valued according to market value. When a market quote is not readily available, or has been determined to be unreliable, the security’s value is based on “fair value” as determined by the Adviser under the supervision of the Funds’ Board of Trustees. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation subsequently becomes available for a security formerly valued through fair valuation techniques, the Funds’ Board of Trustees would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation. If any discrepancies are found, the Board of Trustees may adjust the Funds’ fair valuation procedures. If any events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Funds’ Board of Trustees.
The securities markets on which the foreign securities owned by a Fund trade may be open on days that the Fund does not calculate its NAV and thus the value of the Fund’s shares may change on days when shareholders are not able to purchase or redeem shares of the Fund. In computing the NAV of the Fund in such circumstances, the Fund will value any foreign securities held at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur after the

41	Your Account

close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value by the Adviser pursuant to procedures adopted by the Funds’ Board of Trustees.
Buying Shares
For each Fund, to open an account you must invest at least the minimum amount as indicated below:

	To Open	To Add to
Minimum Investments	Your Account	Your Account(1)

Regular Accounts	$1 Million	$2,500

Retirement and Tax-Deferred Accounts	$500,000	$2,500

Advisory and/or Fund Persons(2),(3)	$1,000	$1,000

Existing shareholders of any MDT Fund as of August 26, 2005(3)	$1,000	$1,000

Registered Investment Adviser to a Single Client with Purchase in Excess of $100,000(3)	$100,000	$2,500

Registered Investment Adviser to a Group of Clients with Cumulative Purchase in Excess of $250,000(3)	$250,000	$2,500

(1)	After you have opened a Fund account, you may also make automatic subsequent investments with $250 or more through the Automatic Investment Plan.

(2)	These would include Trustees and Officers of the MDT Funds, employees of the Adviser and its affiliates, their families, employee benefit plans sponsored by the Adviser, and former members of the Memorial Drive Trust.

(3)	Shareholders eligible to purchase Institutional Class shares of the Funds under these categories may be asked to include a written statement with their initial purchase verifying their qualification. “Registered Investment Advisers” include only those advisers purchasing Fund shares through a transaction fee program.
Timing of Requests
Your price per share will be the NAV next computed after your request is received in good order by a Fund or its agents. All requests received in good order before the close of regular trading on the NYSE will be executed at the NAV computed on that same day. Requests received after the close of trading on the NYSE will receive the next business day’s NAV.
Receipt of Orders
Shares may only be purchased on days the NYSE is open for business. The Funds have authorized one or more brokers or financial intermediaries to accept on their behalf purchase and redemption orders that are in good order. In addition, these brokers or financial intermediaries may designate other financial intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or financial intermediary, or, if applicable, its authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or financial intermediary, or its authorized designee.
Anti-Money Laundering Program
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be
Your Account

accepted. Please contact the Transfer Agent at 1-866-784-6867 if you need additional assistance when completing your Application.
If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.
Your Account

Methods of Buying

	To Open an Account	To Add to an Account
By Telephone	You may not use telephone transactions for your initial purchase of a Fund’s shares. If you have elected the “Telephone Exchange Option” on an MDT Fund, you may call that Fund (toll-free) at 1-866-784-6867 to request an exchange into another MDT Fund. See “Exchanging Shares.”	Investors may purchase additional shares of the Funds by calling the Funds (toll-free) at 1-866-784-6867. If elected on your account application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. Your shares will be purchased at the net asset value calculated on the day of your purchase order.
By Mail	Make your check payable to “MDT Funds.” Forward the check and your application to the address below. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. If your check is returned for any reason, a $25 fee will be assessed against your account.	Fill out the investment stub from an account statement, or indicate the Fund name and account number on your check. Make your check payable to “MDT Funds.” Forward the check and stub to the address below.

By Wire	Before you wire funds, call the Transfer Agent (toll-free) at 1-866-784-6867 to make arrangements with a telephone representative to	Notify the Funds of an incoming wire by calling (toll-free) 1-866-784-6867. Use the following instructions :
submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representativewill contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to wire funds according to the instructions you were given.	U.S. Bank, N.A.
Milwaukee, WI 53202
ABA#: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit:(name of Fund,)
(name/title on the account) (account #)
The Funds, Adviser and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

Automatic Investment Plan	Open a Fund account with one of the other methods. If by mail, complete the appropriate section of your application and enclose a voided check or deposit slip with your initial purchase application. To be eligible for this plan, your bank must be a domestic financial institution that is an ACH Member. If your payment is rejected by your financial institution,	If you did not set up an Automatic Investment Plan with your original application, call the Funds (toll-free) at 1-866-784-6867. Additional investments (minimum of $250) will be taken from your checking account automatically monthly or quarterly.
Your Account

	To Open an Account	To Add to an Account
the Transfer Agent will charge a $25.00 fee to your account. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent 5 days prior to the effective date.
To purchase shares for another investor, call the Funds (toll-free) at 1-866-784-6867.
Through Your Financial Intermediary		To purchase shares for another investor, call the Funds (toll-free) at 1-866-784-6867.

By Exchange	Call the Funds (toll-free) at 1-866-784-6867 to obtain exchange information. See “Exchanging Shares.”	Call the Funds (toll-free) at 1-866-784-6867 to obtain exchange information. See “Exchanging Shares.”
The Funds do not issue share Certificates.
You should use the following addresses when sending documents by mail or by overnight delivery:

By Mail	By Overnight Delivery

MDT Funds	MDT Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202
NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.
Selling Shares
Methods of Selling

To Sell Some or All of Your Shares
By Telephone	If you have elected to have Telephone Redemption privileges on your Account Application, call the Funds (toll-free) at 1-866-784-6867 to place the order. (Note: For security reasons, requests by telephone will be recorded.) If you would like to add this option to an existing account, please send a written request containing signature guarantees for each account owner.

By Mail	Send a letter instructing the Funds to redeem the dollar amount or number of shares you wish. The letter should contain the Fund’s name, the account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all shareholders sign the letter. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Systematic Withdrawal Plan	The Funds offer shareholders a Systematic Withdrawal Plan. Call the Funds (toll-free) at 1-866-784-6867 to arrange for regular monthly or quarterly fixed withdrawal payments. The minimum balance required to establish a systematic withdrawal plan is $10,000 and payments must be a minimum of $50 per period. The Funds may require you to redeem all of your shares if your account balance falls below a Fund’s minimum. Please see General Transaction Policies below for additional information. Note that this plan may deplete your investment and affect your income or yield.

Through Your Financial Intermediary	Consult your account agreement for information on redeeming shares.
Your Accounts

To Sell Some or All of Your Shares
By Exchange	Call the Funds (toll-free) at 1-866-784-6867 to obtain exchange information. See “Exchanging Shares” for further information.
Payment of Redemption Proceeds
You may request redemption of your shares at any time. Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by a Fund or its agents. You may receive the proceeds in one of three ways:
1)	We can mail a check to your account’s address. You will generally receive the proceeds within seven days after the Funds or its agent receives your request in good order. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.

2)	We can transmit the proceeds by Electronic Funds Transfer (“EFT”) to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption. In order to be eligible for EFT transactions, your financial institution must be an ACH Member. We cannot debit or credit mutual fund or pass through accounts.

3)	For a $15 fee, we can transmit the proceeds by wire to the bank account of record. The fee will be deducted from your account on dollar specific requests and from the proceeds on share specific requests. If making the request over the phone, the shareholder has the option to have the fee taken from the balance or from the proceeds. The proceeds usually will arrive at your bank the first banking day after we process your redemption.
The All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund, the Small Cap Value Fund, and the Balanced Growth Fund charge a redemption fee of 2.00% on shares redeemed within one month of purchase. The Tax Aware/All Cap Core Fund charges a redemption fee of 2.00% on shares redeemed within six months of purchase. The Short-Term Bond Fund charges a 2.00% redemption fee on shares redeemed within ten days of purchase.

When making a redemption request, make sure your request is in good order. “Good order” means your letter of instruction includes:
•	The name of the Fund
•	The number of shares or the dollar amount of shares to be redeemed
•	Signatures of all registered shareholders exactly as the shares are registered
•	The account number
Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 10 calendar days from the purchase date. This procedure is intended to protect the Funds and their shareholders from loss.
The Transfer Agent will send redemption proceeds by wire or EFT only to the bank account of record or in written instructions (with signature guaranteed) subsequently received by the Transfer Agent; and only if the bank is a member of the Federal Reserve System or the ACH System, respectively. If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.
Signature Guarantees
The Funds’ transfer agent may require a signature guarantee for certain redemption requests such as redemption requests made payable to a person or an address not on record with the Funds. A signature
Your Accounts

guarantee assures that your signature is genuine and protects you from unauthorized account transfers. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. In addition to the requirements discussed above, a signature guarantee may be needed in the following situations:
•	If you change ownership on your account;

•	When you want the redemption proceeds sent to a different address than that registered on the account;

•	When adding telephone redemption to an existing account;

•	When adding or changing any automated bank information;

•	If the proceeds are to be made payable to someone other than the account’s owner(s);

•	Any redemption transmitted by federal wire transfer to a bank other than your bank of record;

•	If a change of address request has been received by the Transfer Agent within the last 15 days; or

•	For all redemptions of $50,000 or more from any shareholder account.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants from the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public cannot guarantee signatures. Signature guarantees are designed to protect both you and the Funds from fraud.
Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Funds (toll-free) at 1-866-784-6867 before making the redemption request to determine what additional documents are required.
Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required. To avoid delays in processing these requests, you should call the Funds (toll-free) at 1-866-784-6867 before making your request to determine what additional documents are required.
Exchanging Shares
You may exchange all or a portion of your investment from any class of shares of a Fund to the same class of shares of any other Fund. Any new account established through an exchange will be subject to the minimum investment requirements described above. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss. The Funds’ transfer agent charges a $5.00 fee for each exchange via telephone. Call the Funds (toll-free) at 1-866-784-6867 to learn more about exchanges.
Policy on Disruptive Trading
The Funds are designed as long-term investments and, therefore, are not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of a Fund’s investment portfolio (“disruptive trading”).
Right to Reject or Restrict Purchase and Exchange Orders, and Redeem Shareholders.
The Funds do not accommodate frequent purchases and redemptions of Fund shares by shareholders. The MDT Funds have adopted, and the Board has approved, policies and procedures reasonably designed to monitor Fund trading activity and, in cases where disruptive trading activity is detected, to
Your Accounts

take action to stop such activity. The Funds reserve the right to modify these policies at any time without shareholder notice. The Funds reserve the right to redeem any shareholder it believes may be engaged in inappropriate frequent trading activities.
In particular, the Funds, at the recommendation of the Adviser or the Distributor may, without any prior notice, reject a purchase order and/or terminate or restrict the exchange privilege (the Funds cannot reject a redemption request) of any investor, group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Funds, the Adviser or the Distributor, actual or potential harm to the Funds. The Adviser and Distributor consider factors which include transaction size, type of transaction, frequency of transaction and trade history when determining whether to reject a purchase order or terminate or restrict exchange privileges. Investors who have not engaged in disruptive trading may also be prevented from exchanging or purchasing shares of the Funds (but not from redeeming shares of the Funds) if the Funds, Adviser or the Distributor believe a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.
Limitations on Ability to Prevent Disruptive Trading.
Despite the efforts of the Funds, the Adviser and the Distributor to prevent disruptive trading within the Funds and the adverse impact of such activity, there is no guarantee that Funds’ policies and procedures will be effective.
Disruptive trading can not be detected until the investor has engaged in a pattern of such activity, at which time a Fund may have experienced some or all of its adverse affects. Disruptive trading may be difficult to detect because investors may deploy a variety of strategies to avoid detection.
In addition, the Funds receive orders through financial intermediaries (such as brokers, retirement plan recordkeepers and variable insurance product sponsors) which may facilitate disruptive trading or utilize omnibus accounts that make it more difficult to detect and stop disruptive trading within the Funds. If a financial intermediary establishes an omnibus account with the Funds, the Distributor does not have access to underlying individual account transactions or shareholder information. Consequently, it may not be able to detect disruptive trading in Fund shares and, even if it is detected, may be unable to stop such activity. Also, there may exist multiple tiers of the financial intermediary, each utilizing an omnibus account structure, that may further compound the difficulty to the Funds of detecting and stopping disruptive trading activity in Fund shares. If the firm’s compliance monitoring of trading activity in omnibus accounts suggests potential market timing activity, the Funds or the Fund’s agents seek the cooperation of the intermediary omnibus account holder to provide transparency to evaluate the trading and use web-based and other tools made available by such intermediaries. If, as a result of this monitoring, it is believed that a shareholder has engaged in excessive short term trading, the Funds will ask the intermediary to restrict the account from further purchases and exchanges.
In seeking to prevent disruptive trading practices in Funds, the Funds and the Distributor consider only the information actually available to them at the time.
Risks of Disruptive Trading.
Disruptive trading of Fund shares may adversely affect Fund performance and the interests of long-term investors. Volatility resulting from excessive purchases or sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management and make it difficult to implement long-term investment strategies. In particular, disruptive trading may:
•	require a Fund to keep more assets in money market instruments or other very liquid holdings than it would otherwise like, causing the Fund to miss out on gains in a rising market;
Your Accounts

•	require a Fund to sell some its investments sooner than it would otherwise like in order to honor redemptions; and

•	increase brokerage commissions and other portfolio transaction expenses because securities are constantly being bought and sold by the Fund as assets and move in and out.
The Funds that invest in foreign securities may be particularly susceptible to short duration trading strategies. This is because time zone differences among international stock markets can allow a shareholder engaging in a short duration strategy to exploit Fund share prices that are based on closing prices of securities established some time before the Fund calculates its own share price (typically 4:00 p.m. Eastern Time). In addition, to the extent a Fund significantly invests in high yield bonds or small-cap equity securities, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than funds which invest in highly liquid securities and cause dilution in the value of Fund shares held by other shareholders.
Retirement and Other Qualified Plans
You may purchase shares of the Funds for your individual retirement accounts including Traditional IRA, Rollover IRA, Roth IRA, Educational IRA, SEP IRA, Simple IRA and 401K accounts. To obtain the appropriate disclosure documentation and complete information on how to open a retirement account or roll over assets from your Memorial Drive Retirement Trust or other qualified plan account, call toll free 1-866-784-6867.
General Transaction Policies
The Funds reserve the right to:
•	Vary or waive any minimum investment requirement.

•	Redeem all shares in your account if your balance falls below a Fund’s minimum. If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•	Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund.

•	Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

•	Modify or terminate the exchange privilege after 60 days written notice to shareholders.

•	Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

•	Reject any purchase or redemption request that does not contain all required documentation. (See “Share Price” and “Payment of Redemption Proceeds” for required information for “Good Order” purchases and redemptions. Also see requirements for corporate, trust and other accounts.)
If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions
Your Accounts

to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.
During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under “Buying Shares”.
In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-866-784-6867 to request individual copies of these documents. The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
Your broker/dealer or other financial organization may establish policies that differ from those of the Funds. For example, investors may be charged a fee if they effect transactions through a broker/dealer or agent. The organization may also set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this prospectus. Contact your broker/dealer or other financial organization for details.
Based on the Adviser’s analysis of the size of the applicable market, market liquidity, portfolio holdings of the Funds and other accounts of the Adviser, as well as other issues, upon 30 days’ written notice to Fund shareholders a Fund may close to new investors when it reaches an asset size determined by the Adviser to be too large to sustain additional assets. If a Fund closes to new investors, the Funds’ Board of Trustees will review, on at least a semi-annual basis, market conditions and other factors presented by the Adviser in order to determine whether to reopen the Fund to new investors.
Distributions and Taxes
Dividends and Distributions
Each Fund pays its shareholders dividends from the Fund’s net investment income and distributes any net capital gains the Fund has realized.
Dividends for the each Fund other than the Short-Term Bond Fund are generally declared and paid at least annually, while dividends for the Short-Term Bond Fund are declared and paid monthly. Capital gains, if any, are generally distributed once a year.
If you elect to have dividends and/or capital gains distributions paid in cash, the Funds will automatically reinvest all distributions under $10 in additional shares of the applicable Fund.
If you elect to receive dividends and/or capital gains distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months; the Funds reserve the right to reinvest the distribution check in your account, at the applicable Fund’s current net asset value, and to reinvest all subsequent distributions.
Taxation
Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account) regardless of whether they are received in cash or reinvested in Fund shares. For federal income tax purposes, distributions of net investment income occurring in 2005 are taxable as ordinary income to the recipient shareholders. Qualifying distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gain to the recipient shareholder regardless of the length of time the shareholder held the
Distribution and Taxex

Fund’s shares. A portion of any distribution properly designated as a dividend by the Fund may be eligible for the dividends-received deduction in the case of corporate shareholders.
Distributions by a Fund of “qualified dividends” and net capital gains (the excess of net long-term capital gains over net short-term capital losses) to shareholders are generally taxable to shareholders at the applicable long-term capital gains rate, regardless of how long a shareholder has held shares of the Fund.
Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, redemption or exchange. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and how long the shares were held by a shareholder.
A dividend or capital gains distribution declared by a Fund in October, November or December, but paid during January of the following year will be considered to be paid on December 31 of the year it was declared.
If the value of shares is reduced below a shareholder’s cost as a result of a distribution by a Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a dividend or capital gain distribution payment date should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.
Shareholders will be advised annually as to the federal tax status of dividends and capital gain distributions made by each Fund for the preceding year. Distributions by the Funds generally will be subject to state and local taxes. Please note that dividends and distributions are taxable even if reinvested.
Additional tax information may be found in the SAI. Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Funds.
Distribution and Taxex

Financial Highlights
The financial highlight tables below show the Funds financial performance information. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all dividends and distributions). This information for the fiscal year ended July 31, 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request. The unaudited financial statements for the six-month period ended January 31, 2005 are included in the semi-annual report, which is also available by request. The information for prior periods was audited by other auditors.
Because the Tax/Aware All Cap Core Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Core Fund, Small Cap Growth Fund, and Small Cap Value Fund have recently commenced operations, there is no financial highlights information available at this time.

			All Cap Core Fund
			Institutional Class
	Six Months
	Ended
	January 31,			October 1,
	2005		Year Ended	2002(1) through
	(unaudited)		July 31, 2004	July 31, 2003

Per Share Data:
Net asset value, beginning of period	$13.55		$11.76	$10.00

Income from investment operations:
Net investment income	0.03	(5)	0.04	0.03
Net realized and unrealized gain on investments	1.51		2.05	1.75

Total from investment operations	1.54		2.09	1.78

Less Distributions:
Dividends from net investment income	(0.05)		(0.03)	(0.01)
Distributions from net capital gains	(1.08)		(0.27)	(0.01)

Total dividends and distributions	(1.13)		(0.30)	(0.02)

Net asset value, end of period	$13.96		$13.55	$11.76

Total return	11.29	%(2)	17.78%	17.75	%(2)

Supplemental data and ratios:

Net assets, end of period	$35,042.905		$31,532,451	$23,455,374

Ratio of expenses to average net assets before reimbursement by Adviser	1.23	%(3)	1.40%	2.18	%(3)

Ratio of expenses to average net assets after reimbursement by Adviser	1.24	%(3)	1.25%	1.33	%(3)

Ratio of net investment income (loss) to average net assets before reimbursement by Adviser	0.41	%(3)	0.15%	(0.48	%)(3)

Ratio of net investment income to average net assets after reimbursement by Adviser	0.40	%(3)	0.30%	0.37	%(3)

Portfolio turnover rate(4)	122.93	%(2)	95.80%	171.64	%(2)

(1)	Commencement of operations.

(2)	Not Annualized.

(3)	Annualized.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(5)	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding through the period.
Financial Highlights

			Balanced Growth Fund
			Institutional Class
	Six Months
	Ended
	January 31,			October 1,
	2005		Year Ended	2002(1) through
	(unaudited)		July 31, 2004	July 31,2003

Per Share Data:
Net asset value, beginning of period	$12.82		$11.36	$10.00

Income from investment operations:
Net investment income(2)	0.11		0.13	0.13
Net realized and unrealized gain on investments	1.03		1.61	1.28

Total from investment operations	1.14		1.74	1.41

Less Distributions:
Dividends from net investment income	(0.15)		(0.15)	(0.05)
Distributions from net capital gains	(1.14)		(0.13)	(0.00)

Total dividends and distributions	(1.29)		(0.28)	(0.05)

Net asset value, end of period	$12.67		$12.82	$11.36

Total return	8.82	%(3)	15.37%	14.18	%(3)

Supplemental data and ratios:

Net assets, end of period	$58,724,311		$53,814,830	$41,473,645

Ratio of expenses to average net assets before reimbursement by Adviser	1.13	%(4)	1.17%	1.39	%(4)

Ratio of expenses to average net assets after reimbursement by Adviser	1.13	%(4)	1.17%	1.47	%(4)

Ratio of net investment income to average net assets before reimbursement by Adviser	1.72	%(4)	1.03%	1.58	%(4)

Ratio of net investment income to average net assets after reimbursement by Adviser	1.72	%(4)	1.03%	1.50	%(4)

Portfolio turnover rate	74.81	%(3)	78.44%	124.13	%(3)

(1)	Commencement of operations.

(2)	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

(3)	Not Annualized.

(4)	Annualized.
Financial Highlights

			Short-Term Bond Fund
			Institutional Class
	Six Months
	Ended
	January 31,			October 1,
	2005		Year Ended	2002(1) through
	(unaudited)		July 31, 2004	July 31, 2003

Per Share Data:
Net asset value, beginning of period	$9.63		$9.86	$10.00

Income from investment operations:
Net investment income(2)	0.13		0.06	0.15
Net realized and unrealized gain (loss) on investments	(0.02)		0.02	(0.07)

Total from investment operations	0.11		0.08	0.08

Less Distributions:
Dividends from net investment income	(0.15)		(0.15)	(0.22)
Distributions from net capital gains	—		(0.16)	—

Total dividends and distributions	(0.15)		(0.31)	(0.22)

Net asset value, end of period	$9.59		$9.63	$9.86

Total return	1.12	%(3)	0.86%	0.82	%(3)

Supplemental data and ratios:

Net assets, end of period	$35,399,362		$37,905,494	$45,750,186

Ratio of expenses to average net assets before reimbursement by Adviser	0.93	%(4)	0.89%	0.98	%(4)

Ratio of expenses to average net assets after reimbursement by Adviser	0.95	%(4)	0.95%	0.95	%(4)

Ratio of net investment income to average net assets before reimbursement by Adviser	2.61	%(4)	0.72%	2.00	%(4)

Ratio of net investment income to average net assets after reimbursement by Adviser	2.59	%(4)	0.66%	2.03	%(4)

Portfolio turnover rate	23.89	%(3)	96.92%	68.89	%(3)

(1)	Commencement of operations.

(2)	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

(3)	Not Annualized.

(4)	Annualized.
Financial Highlights

Notice of Privacy Policy

The Funds collect non-public information about you from the following sources:
•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.
We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as required by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.
In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.
Not a part of the Prospectus
Privacy Policy

MDT FUNDS

Investment Adviser	Independent Registered Public	Legal Counsel
MDT Advisers, a division of Harris	Accounting Firm	Paul, Hastings, Janofsky & Walker, LLP
Bretall Sullivan & Smith, LLC	PricewaterhouseCoopers LLP	55 Second Street, 24th Floor
125 CambridgePark Drive	125 High Street	San Francisco, CA 94105
Cambridge, MA 02140	Boston, MA 02110

Custodian	Administrator, Transfer Agent	Distributor
U.S. Bank, N.A.	and Fund Accountant	Quasar Distributors, LLC
425 Walnut Street	U.S. Bancorp Fund Services, LLC	615 E. Michigan Street
Cincinnati, OH 45202	615 E. Michigan Street	Milwaukee, WI 53202
Milwaukee, WI 53202
You can find more information about the Funds in the following documents:
Statement of Additional Information (“SAI”)
The SAI contains details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.
Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment climate that affected the Funds’ performance during the Funds’ last fiscal year.
You can obtain a free copy of these documents, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at 1-866-784-6867 or by writing to:
MDT Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Additionally, the Funds’ current annual and semi-annual reports are available on the Funds’ website at www.mdtfunds.com. The Funds’ SAI is not currently available on the Funds’ website.
You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room in Washington, D.C. 20549-0102 and review and copy documents while you are there. For more information about the operation of the Public Reference Room, contact the SEC by e-mail, publicinfo@sec.gov or by telephone, 1-202-942-8090.
Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.
1940 Act File No. 811-21141

MDT FUNDS
Prospectus
August 26, 2005
MDT All Cap Core Fund
MDT Tax Aware/All Cap Core Fund
MDT Large Cap Growth Fund
MDT Mid Cap Growth Fund
MDT Small Cap Core Fund
MDT Small Cap Growth Fund
MDT Small Cap Value Fund
MDT Balanced Growth Fund
MDT Short-Term Bond Fund
Class A & C Shares
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

MDT FUNDS

Harris Bretall Sullivan & Smith, LLC, through its autonomous operating division, MDT Advisers (the “Adviser”), is the investment adviser for the MDT Funds (the “Funds”) and is located at 125 CambridgePark Drive, Cambridge, Massachusetts 02140.

MDT All Cap Core Fund

This Prospectus offers Class A and Class C shares of the MDT All Cap Core Fund. Prior to the date of this Prospectus the Fund was designated as the “Optimum Q — All Cap Core Fund.”
Investment Objective
The All Cap Core Fund’s investment objective is long-term capital appreciation.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in common stock of U.S. companies. The Fund utilizes a whole market, all-cap/all-style strategy. The Adviser selects most of its investments from companies listed in the Russell 3000® Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The Adviser believes that the whole market approach provides two main advantages. First, it allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. Second, through bottom-up stock selection and subject to risk controls, it provides the ability to overweight or underweight segments of the market represented by those stocks which the Optimum Q Investment Process views as opportunities.
The MDT All Cap Core strategy was developed using the proprietary Optimum Q Investment Process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up—considering profit trends, earnings risk, and company valuation—in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio’s exposure to any one business, industry or sector differs from that of the strategy’s universe of possible investments. As mentioned above, the strategy’s “universe” of possible investments approximates that of the Russell 3000® Index. For more information about the Russell 3000® Index, please see “More About the Funds” below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.
Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund’s investments. Stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.
Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Small and mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. You should expect that

Risk/Return Summary	1	MDT All Cap Core Fund

the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.
Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund’s performance.
This Fund may be appropriate for you if:
•	You wish to invest for the long-term
•	You are seeking growth and value style investments in any size company
•	You are looking for an equity component to complete your portfolio
This Fund is not appropriate for you if you have short-term financial goals.
Performance
The bar chart and table shown below illustrate the variability of the Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The table shows how the Fund’s average annual returns (after taking into account any sales charges) compare with those of a broad-based index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The performance shown below is that of the Fund’s Class A shares. Class C shares did not commence operations prior to the date of this prospectus. The returns for Class C shares would be different than the figures shown because each Class of shares has different expenses. Sales charges are not reflected in the bar chart. If such amounts were reflected, returns would be less than those shown.
Total Return for the Calendar Years Ended December 31*
All Cap Core Fund — Class A
*The calendar year-to-date total return for the Fund as of June 30, 2005, was 3.49%
During the period of time displayed in the bar chart, the Fund’s best quarter was the fourth quarter of 2004 up 9.06%, and its worst quarter was the third quarter of 2004, down 0.43%

Risk/Return Summary	2	MDT All Cap Core Fund

All Cap Core Fund - Class A(1)		Since
Average Annual Total Returns as of December 31, 2004	1 Year	Inception(2)

Return Before Taxes	7.14%	21.11%

Return After Taxes on Distributions(3)	5.42%	19.73%

Return After Taxes on Distributions and Sale of Fund Shares(3,4)	5.67%	17.66%

Russell 3000 Index(5)	11.95%	26.24%

Lipper Multi-Cap Core Funds Index(6)	12.39%	26.94%

(1)	The returns for Class A shares have been restated to reflect the imposition of a front-end sales charge on purchases as of the date of this prospectus.

(2)	Class A shares commenced operations on February 12, 2003, and prior to the date of this prospectus were designated “Adviser Class” shares. Class C shares commenced operations as of the date of this prospectus and therefore do not have returns for a full calendar year. The returns for the two indexes have been calculated since the inception date of the Fund’s Class A shares. After-tax returns are presented only for one class. After-tax returns for other classes may vary.

(3)	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(4)	The “Return After Taxes on Distributions and Sale of Fund Shares” figures may be higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

(5)	The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.

(6)	The Lipper Multi-Cap Core Funds Index is the average of the 30 largest funds in the Lipper Multi-Cap Core Funds category. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted average basis) above 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-growth value, compared to the S&P SuperComposite 1500 Index. The return of the index assumes the reinvestment of any dividends or other distributions.
Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C

Sales Charge (Load) Imposed on Purchases	5.75%	None
Deferred Sales Charge (Load)	None	1.00%
Sales Charge (Load) Imposed on Reinvested Distributions	None	None
Redemption Fee (1)	2.00%	2.00%
Exchange Fee (2)	None	None
Account Fee	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)	Class A	Class C

Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees (3)	0.25%	1.00%
Other Expenses (4)	0.65%	0.65%
Total Annual Fund Operating Expenses (5)	1.65%	2.40%
Less: Expense waiver/reimbursement	(0.15)%	(0.15)%
Net Expenses	1.50%	2.25%

(1)	The Fund charges a 2.00% redemption fee on shares redeemed within one month of purchase. You may be charged a $15.00 fee for wire redemptions.

(2)	The Fund’s transfer agent charges a $5.00 fee for each telephone exchange.

(3)	The Fund’s Rule 12b-1 Plan permits the Fund’s Class A shares to pay 12b-1 fees of up to 0.35%. Currently the Board of Trustees has authorized the Fund’s Class A shares to pay up to 0.25%.

Risk/Return Summary	3	MDT All Cap Core Fund

(4)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year. Because Class C shares of the Fund are new, these expenses are based on estimated amounts for the current fiscal period. Expenses for Class A shares of the Fund are based on amounts for the Fund’s prior fiscal year, but have been restated to reflect the imposition of a front-end sales charge.

(5)	The Adviser has contractually agreed to limit the Class A and Class C shares’ Total Annual Fund Operating Expenses to 1.50% and 2.25%, respectively, of average net assets of the Fund through November 30, 2006. This waiver can be terminated at any time at the discretion of the Board of Trustees. Subject to approval by the Board of Trustees, the Fund will reimburse the Adviser for any such expenses or fees waived by the Adviser within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser cannot seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
•	You invest $10,000 in Class A and C shares of the Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.
The 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year columns for the Fund reflect the “Net Expenses” of 1.50% for the Class A shares of the Fund and 2.25% for the Class C shares of the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year columns for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$719	$1,052	$1,408	$2,406
Class C	$328	$734	$1,267	$2,725

     If you did not redeem your Class C shares, you would pay the following expenses:

	1 Year	3 Years	5 Years	10 Years

Class C	$228	$734	$1,267	$2,725

Risk/Return Summary	4	MDT All Cap Core Fund

MDT Tax Aware/All Cap Core Fund

This Prospectus offers Class A and Class C shares of the MDT Tax Aware/All Cap Core Fund.
Investment Objective
The Tax Aware/All Cap Core Fund’s investment objective is long-term capital appreciation while seeking to minimize the impact of taxes.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in common stock of U.S. companies. The Fund utilizes a whole market, tax aware, all-cap/all-style strategy. The Adviser selects most of its investments from companies listed in the Russell 3000® Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The Adviser believes that the whole market approach provides two main advantages. First, it allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. Second, through bottom-up stock selection and subject to risk controls, it provides the ability to overweight or underweight segments of the market represented by those stocks which the Optimum Q Investment Process views as opportunities.
The MDT Tax Aware/All Cap Core strategy was developed using the proprietary Optimum Q Investment Process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize after-tax compound annual return while controlling risk. The portfolio is constructed from the bottom up—considering profit trends, earnings risk, and company valuation—in much the same way as a fundamental analyst would. The process takes into account trading costs and taxes to ensure that trades are generated only to the extent they are expected to be profitable after these considerations. The process also takes into account the difference between short- and long-term tax rates, and the benefits of deferring taxes to the next calendar year.
Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio’s exposure to any one business, industry or sector differs from that of the strategy’s universe of possible investments. As mentioned above, the strategy’s “universe” of possible investments approximates that of the Russell 3000® Index. For more information about the Russell 3000® Index, please see “More About the Funds” below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.
Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund’s investments. Stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.
Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Small and mid-capitalization companies often

Risk/Return Summary	5	MDT Tax Aware/All Cap Core Fund

have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Tax Risk. The risk that managing the Fund for after-tax returns may hurt the Fund’s performance. Because the Fund’s investment strategy considers tax consequences in making investment decisions, the Fund’s pre-tax performance could possibly be lower than that of a similar fund that is not tax-managed. The Fund is therefore not a suitable investment for IRAs, other tax-exempt or tax deferred accounts or for other investors who are not sensitive to the federal income tax consequences of their investments.
Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.
Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund’s performance.
This Fund may be appropriate for you if:
•	You wish to invest for the long-term
•	You are seeking growth and value style investments in any size company
•	You are looking for an equity component to complete your portfolio
•	You are seeking investments that take into account the impact of taxes
This Fund is not appropriate for you if you have short-term financial goals.
Performance
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.
Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C

Sales Charge (Load) Imposed on Purchases	5.75%	None
Deferred Sales Charge (Load)	None	1.00%
Sales Charge (Load) Imposed on Reinvested Distributions	None	None
Redemption Fee (1)	2.00%	2.00%
Exchange Fee (2)	None	None
Account Fee	None	None

Risk/Return Summary	6	MDT Tax Aware/All Cap Core Fund

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)	Class A	Class C

Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees (3)	0.25%	1.00%
Other Expenses (4)	2.34%	2.34%
Total Annual Fund Operating Expenses (5)	3.59%	4.34%
Less: Expense waiver/reimbursement	(1.54)%	(1.54)%
Net Expenses	2.05%	2.80%

(1)	The Fund charges a 2.00% redemption fee on shares redeemed within six months of purchase. You may be charged a $15.00 fee for wire redemptions.

(2)	The Fund’s transfer agent charges a $5.00 fee for each telephone exchange.

(3)	The Fund’s Rule 12b-1 Plan permits the Fund’s Class A shares to pay 12b-1 fees of up to 0.35%. Currently the Board of Trustees has authorized the Fund’s Class A shares to pay up to 0.25%.

(4)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period.

(5)	The Adviser has contractually agreed to limit Class A and Class C shares’ Total Annual Fund Operating Expenses to 2.05% and 2.80%, respectively, of average net assets of the Fund through August 31, 2007. This waiver can be terminated at any time at the discretion of the Board of Trustees. Subject to approval by the Board of Trustees, the Fund will reimburse the Adviser for any such expenses or fees waived by the Adviser within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser cannot seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
•	You invest $10,000 in Class A and Class C shares of the Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.
The 1-year dollar amount and the dollar amounts for the first year of the 3-year column for the Fund reflect the “Net Expenses” of 2.05% for the Class A shares of the Fund and 2.80% for the Class C shares of the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3 year column for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$771	$1,478
Class C	$383	$1,176

If you did not redeem your Class C shares, you would pay the following expenses:

	1 Year	3 Years

Class C	$283	$1,176

Risk/Return Summary	7	MDT Tax Aware/All Cap Core Fund

MDT Large Cap Growth Fund

This Prospectus offers Class A and Class C shares of the MDT Large Cap Growth Fund.
Investment Objective
The Large Cap Growth Fund’s investment objective is long-term capital appreciation.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in common stock of large sized U.S. companies. The Fund utilizes a large cap growth strategy. Under normal market conditions the Fund invests at least 80% of its net assets in stocks of large-cap companies. The Fund considers large -cap companies are those of a size similar to companies listed in the Russell 1000® Growth Index, and the Adviser selects most of the Fund’s investments from companies listed in the Russell 1000 Growth® Index. The index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization.
The MDT Large Cap Growth strategy was developed using the proprietary Optimum Q Investment Process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up—considering profit trends, earnings risk, and company valuation—in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio’s exposure to any one business, industry or sector differs from that of the strategy’s universe of possible investments. As mentioned above, the strategy’s “universe” of possible investments approximates that of the Russell 1000 Growth® Index. For more information about the Russell 1000 Growth® Index, please see “More About the Funds” below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.
Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund’s investments. Stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.
Large Sized Companies Risks. The Fund will principally invest in large-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.
Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.
Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio

Risk/Return Summary	8	MDT Large Cap Growth Fund

turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund’s performance.
This Fund may be appropriate for you if:
•	You wish to invest for the long-term
•	You are seeking growth style investments in large companies
•	You are looking for an equity component to complete your portfolio
This Fund is not appropriate for you if you have short-term financial goals.
Performance
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.
Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C

Sales Charge (Load) Imposed on Purchases	5.75%	None

Deferred Sales Charge (Load)	None	1.00%

Sales Charge (Load) Imposed on Reinvested Distributions	None	None

Redemption Fee (1)	2.00%	2.00%

Exchange Fee (2)	None	None

Account Fee	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)	Class A	Class C

Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees (3)	0.25%	1.00%
Other Expenses (4)	2.34%	2.34%
Total Annual Fund Operating Expenses (5)	3.34%	4.09%
Less: Expense waiver/reimbursement	(1.29)%	(1.29)%
Net Expenses	2.05%	2.80%

(1)	The Fund charges a 2.00% redemption fee on shares redeemed within one month of purchase. You may be charged a $15.00 fee for wire redemptions.

(2)	The Fund’s transfer agent charges a $5.00 fee for each telephone exchange.

(3)	The Fund’s Rule 12b-1 Plan permits the Fund’s Class A shares to pay 12b-1 fees of up to 0.35%. Currently the Board of Trustees has authorized the Fund’s Class A shares to pay up to 0.25%.

(4)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period.

(5)	The Adviser has contractually agreed to limit Class A and Class C shares’ Total Annual Fund Operating Expenses to 2.05% and 2.80% , respectively, of average net assets of the Fund through August 31, 2007. This waiver can be terminated at any time at the discretion of the Board of Trustees. Subject to Approval by the Board of Trustees, the Fund will reimburse the Adviser for any such expenses or fees waived by the Adviser within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser cannot seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
•	You invest $10,000 in Class A and Class C shares of the Fund for the time periods indicated;

Risk/Return Summary	9	MDT Large Cap Growth Fund

•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.
The 1-year dollar amount and the dollar amounts for the first year of the 3-year columns for the Fund reflect the “Net Expenses” of 2.05% for the Class A shares of the Fund and 2.80% for the Class C shares of the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3 year columns for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$771	$1,430
Class C	$383	$1,127

If you did not redeem your Class C shares, you would pay the following expenses:

	1 Year	3 Years

Class C	$283	$1,127

Risk/Return Summary	10	MDT Large Cap Growth Fund

MDT Mid Cap Growth Fund

This Prospectus offers Class A and Class C shares of the MDT Mid Cap Growth Fund.
Investment Objective
The Mid Cap Growth Fund’s investment objective is long-term capital appreciation.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in common stock of medium sized U.S. companies. The Fund utilizes a mid cap growth strategy. Under normal market conditions the fund invests at least 80% of its net assets in stocks of mid-cap companies. The Fund considers mid-cap companies are those companies of a size similar to companies listed in the Russell MidCap Growth® Index, and the Adviser selects most of the Fund’s investments from companies listed in the Russell MidCap Growth® Index. The index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the mid-cap segment of the U.S. equity universe, which includes the 800 smallest companies by market capitalization within the Russell 1000® Index (an index that includes the 1,000 largest U.S. companies by market capitalization).
The MDT Mid Cap Growth strategy was developed using the proprietary Optimum Q Investment Process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up—considering profit trends, earnings risk, and company valuation—in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio’s exposure to any one business, industry or sector differs from that of the strategy’s universe of possible investments. As mentioned above, the strategy’s “universe” of possible investments approximates that of the Russell MidCap Growth® Index. For more information about the Russell MidCap Growth® Index, please see “More About the Funds” below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.
Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund’s investments. Stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.
Medium Sized Companies Risks. The Fund may invest in mid-size companies. Mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.

Risk/Return Summary	11	MDT Mid Cap Growth Fund

Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund’s performance.
This Fund may be appropriate for you if:
•	You wish to invest for the long-term
•	You are seeking growth style investments in medium sized companies
•	You are looking for an equity component to complete your portfolio
This Fund is not appropriate for you if you have short-term financial goals.
Performance
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.
Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C

Sales Charge (Load) Imposed on Purchases	5.75%	None

Deferred Sales Charge (Load)	None	1.00%

Sales Charge (Load) Imposed on Reinvested Distributions	None	None

Redemption Fee (1)	2.00%	2.00%

Exchange Fee (2)	None	None

Account Fee	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)	Class A	Class C

Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees (3)	0.25%	1.00%
Other Expenses (4)	2.34%	2.34%
Total Annual Fund Operating Expenses (5)	3.49%	4.24%
Less: Expense waiver/reimbursement	(1.44)%	(1.44)%
Net Expenses	2.05%	2.80%

(1)	The Fund charges a 2.00% redemption fee on shares redeemed within one month of purchase. You may be charged a $15.00 fee for wire redemptions.

(2)	The Fund’s transfer agent charges a $5.00 fee for each telephone exchange.

(3)	The Fund’s Rule 12b-1 Plan permits the Fund’s Class A shares to pay 12b-1 fees of up to 0.35%. Currently the Board of Trustees has authorized the Fund’s Class A shares to pay up to 0.25%.

(4)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year. Because Class A and Class C shares of the Fund are new, these expenses are based on estimated amounts for the current fiscal period.

(5)	The Adviser has contractually agreed to limit Class A and Class C shares’ Total Annual Fund Operating Expenses to 2.05% and 2.80%, respectively, of average net assets of the Fund through August 31, 2007. This waiver can be terminated at any time at the discretion of the Board of Trustees. Subject to Approval by the Board of Trustees, the Fund will reimburse the Adviser for any such expenses or fees waived by the Adviser within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser cannot seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Risk/Return Summary	12	MDT Mid Cap Growth Fund

The example assumes that:
•	You invest $10,000 in the Class A and Class C shares of the Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.
The 1-year dollar amount and the dollar amounts for the first year of the 3-year columns for the Fund reflect the “Net Expenses” of 2.05% for the Class A shares of the Fund and 2.80% for the Class C shares of the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3 year columns for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$771	$1,458
Class C	$383	$1,156

If you did not redeem your Class C shares, you would pay the following expenses:

	1 Year	3 Years

Class C	$283	$1,156

Risk/Return Summary	13	MDT Mid Cap Growth Fund

MDT Small Cap Core Fund

This Prospectus offers Class A and Class C shares of the MDT Small Cap Core Fund.
Investment Objective
The Small Cap Core Fund’s investment objective is long-term capital appreciation.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in common stock of small U.S. companies. The Fund utilizes a small cap core strategy. Under normal market conditions, the Fund invests at least 80% of its net assets in stocks of small-cap companies. The Fund considers small-cap companies are those companies of a size similar to companies listed in the Russell 2000® Index, and the Adviser selects most of the Fund’s investments from companies listed in the Russell 2000® Index. The index measures the performance of the 2,000 smallest companies by market capitalization within the Russell 3000® Index (an index that includes the 3,000 largest U.S. companies by market capitalization, representing approximately 98% of the investable domestic equity market).
The MDT Small Cap Core strategy was developed using the proprietary Optimum Q Investment Process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up—considering profit trends, earnings risk, and company valuation—in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio’s exposure to any one business, industry or sector differs from that of the strategy’s universe of possible investments. As mentioned above, the strategy’s “universe” of possible investments approximates that of the Russell 2000® Index. For more information about the Russell 2000® Index, please see “More About the Funds” below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.
Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund’s investments. Stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.
Small Sized Companies Risks. The Fund invests in small-sized companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in medium- or large-capitalization companies.
Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.

Risk/Return Summary	14	MDT Small Cap Core Fund

Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund’s performance.
This Fund may be appropriate for you if:
•	You wish to invest for the long-term
•	You are seeking growth and value style investments in small companies
•	You are looking for an equity component to complete your portfolio
This Fund is not appropriate for you if you have short-term financial goals.
Performance
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.
Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C

Sales Charge (Load) Imposed on Purchases	5.75%	None

Deferred Sales Charge (Load)	None	1.00%

Sales Charge (Load) Imposed on Reinvested Distributions	None	None

Redemption Fee (1)	2.00%	2.00%

Exchange Fee (2)	None	None

Account Fee	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)	Class A	Class C

Management Fees	1.25%	1.25%
Distribution and Service (12b-1) Fees (3)	0.25%	1.00%
Other Expenses (4)	2.34%	2.34%
Total Annual Fund Operating Expenses (5)	3.84%	4.59%
Less: Expense waiver/reimbursement	(1.79)%	(1.79)%
Net Expenses	2.05%	2.80%

(1)	The Fund charges a 2.00% redemption fee on shares redeemed within one month of purchase. You may be charged a $15.00 fee for wire redemptions.

(2)	The Fund’s transfer agent charges a $5.00 fee on each telephone transfer.

(3)	The Fund’s Rule 12b-1 Plan permits the Fund’s Class A shares to pay 12b-1 fees of up to 0.35%. Currently the Board of Trustees has authorized the Fund’s Class A shares to pay up to 0.25%.

(4)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year. Because Class A and Class C shares of the Fund are new, these expenses are based on estimated amounts for the current fiscal period.

(5)	The Adviser has contractually agreed to limit Class A and Class C shares’ Total Annual Fund Operating Expenses to 2.05% and 2.80%, respectively, of average net assets of the Fund through August 31, 2007. This waiver can be terminated at any time at the discretion of the Board of Trustees. Subject to Approval by the Board of Trustees, the Fund will reimburse the Adviser for any such expenses or fees waived by the Adviser within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser cannot seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Risk/Return Summary	15	MDT Small Cap Core Fund

The example assumes that:
•	You invest $10,000 in the Class A and Class C shares of the Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.
The 1-year dollar amount and the dollar amounts for the first year of the 3-year columns for the Fund reflect the “Net Expenses” of 2.05% for the Class A shares of the Fund and 2.80% for the Class C shares of the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3 year columns for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$771	$1,525
Class C	$383	$1,225

     If you did not redeem your Class C shares, you would pay the following expenses:

	1 Year	3 Years

Class C	$283	$1,225

Risk/Return Summary	16	MDT Small Cap Core Fund

MDT Small Cap Growth Fund

This Prospectus offers Class A and Class C shares of the MDT Small Cap Growth Fund.
Investment Objective
The Small Cap Growth Fund’s investment objective is long-term capital appreciation.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in common stock of small U.S. companies. The Fund utilizes a small cap growth strategy. Under normal market conditions the Fund invests at least 80% of its net assets in the stocks of small-cap companies. The Fund considers small-cap companies are those companies of a size similar to companies listed in the Russell 2000 Growth® Index, and the Adviser selects most of the Fund’s investments from companies listed in the Russell 2000 Growth® Index. The index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market capitalization within the Russell 3000® Index (an index that includes the 3,000 largest U.S. companies by market capitalization, representing approximately 98% of the investable domestic equity market.)
The MDT Small Cap Growth strategy was developed using the proprietary Optimum Q Investment Process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up—considering profit trends, earnings risk, and company valuation—in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio’s exposure to any one business, industry or sector differs from that of the strategy’s universe of possible investments. As mentioned above, the strategy’s “universe” of possible investments approximates that of the Russell 2000 Growth® Index. For more information about the Russell 2000 Growth® Index, please see “More About the Funds” below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.
Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund’s investments. Stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.
Small Sized Companies Risks. The Fund invests in small-sized companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in medium- or large-capitalization companies.
Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.

Risk/Return Summary	17	MDT Small Cap Growth Fund

Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund’s performance.
This Fund may be appropriate for you if:
•	You wish to invest for the long-term
•	You are seeking growth style investments in small companies
•	You are looking for an equity component to complete your portfolio
This Fund is not appropriate for you if you have short-term financial goals.
Performance
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.
Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C

Sales Charge (Load) Imposed on Purchases	5.75%	None

Deferred Sales Charge (Load)	None	1.00%

Sales Charge (Load) Imposed on Reinvested Distributions	None	None

Redemption Fee (1)	2.00%	2.00%

Exchange Fee (2)	None	None

Account Fee	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)	Class A	Class C

Management Fees	1.25%	1.25%
Distribution and Service (12b-1) Fees (3)	0.25%	1.00%
Other Expenses (4)	2.34%	2.34%
Total Annual Fund Operating Expenses (5)	3.84%	4.59%
Less: Expense waiver/reimbursement	(1.79)%	(1.79)%
Net Expenses	2.05%	2.80%

(1)	The Fund charges a 2.00% redemption fee on shares redeemed within one month of purchase. You may be charged a $15.00 fee for wire redemptions.

(2)	The Fund’s transfer agent charges a $5.00 fee for each telephone exchange.

(3)	The Fund’s Rule 12b-1 Plan permits the Fund’s Class A shares to pay 12b-1 fees of up to 0.35%. Currently the Board of Trustees has authorized the Fund’s Class A shares to pay up to 0.25%.

(4)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year. Because Class A and Class C shares of the Fund are new, these expenses are based on estimated amounts for the current fiscal period.

(5)	The Adviser has contractually agreed to limit Class A and Class C shares’ Total Annual Fund Operating Expenses to 2.05% and 2.80%, respectively, of average net assets of the Fund through August 31, 2007. This waiver can be terminated at any time at the discretion of the Board of Trustees. Subject to approval by the Board of Trustees, the Fund will reimburse the Adviser for any such expenses or fees waived by the Adviser within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser cannot seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Risk/Return Summary	18	MDT Small Cap Growth Fund

The example assumes that:
•	You invest $10,000 in Class A and Class C shares of the Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.
The 1-year dollar amount and the dollar amounts for the first year of the 3-year columns for the Fund reflect the “Net Expenses” of 2.05% of the Class A shares of the Fund and 2.80% for the Class C shares of the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3 year columns for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$771	$1,525
Class C	$383	$1,225

If you did not redeem your Class C shares, you would pay the following expenses:

	1 Year	3 Years

Class C	$283	$1,225

Risk/Return Summary	19	MDT Small Cap Growth Fund

MDT Small Cap Value Fund

This Prospectus offers Class A and Class C shares of the MDT Small Cap Value Fund.
Investment Objective
The Small Cap Value Fund’s investment objective is long-term capital appreciation.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in common stock of small U.S. companies. The Fund utilizes a small cap value strategy. Under normal market conditions the Fund invests at least 80% of its net assets in stocks of small-cap companies. The Fund considers small-cap companies are those companies of a size similar to companies listed in the Russell 2000 Value® Index, and the Adviser selects most of the Fund’s investments from companies listed in the Russell 2000 Value® Index. The index measures the performance of those companies with lower price-to-book ratios and lower forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market capitalization within the Russell 3000® Index (an index that includes the 3,000 largest U.S. companies by market capitalization, representing approximately 98% of the investable domestic equity market
The MDT Small Cap Value strategy was developed using the proprietary Optimum Q Investment Process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up—considering profit trends, earnings risk, and company valuation—in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio’s exposure to any one business, industry or sector differs from that of the strategy’s universe of possible investments. As mentioned above, the strategy’s “universe” of possible investments approximates that of the Russell 2000 Value® Index. For more information about the Russell 2000 Value® Index, please see “More About the Funds” below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.
Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund’s investments. Stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.
Small Sized Companies Risks. The Fund invests in small-sized companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in medium- or large-capitalization companies.
Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.

Risk/Return Summary	20	MDT Small Cap Value Fund

Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund’s performance.
This Fund may be appropriate for you if:
•	You wish to invest for the long-term
•	You are seeking value style investments in small companies
•	You are looking for an equity component to complete your portfolio
This Fund is not appropriate for you if you have short-term financial goals.
Performance
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.
Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C

Sales Charge (Load) Imposed on Purchases	5.75%	None

Deferred Sales Charge (Load)	None	1.00%

Sales Charge (Load) Imposed on Reinvested Distributions	None	None

Redemption Fee (1)	2.00%	2.00%

Exchange Fee (2)	None	None

Account Fee	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)	Class A	Class C

Management Fees	1.25%	1.25%
Distribution and Service (12b-1) Fees (3)	0.25%	1.00%
Other Expenses (4)	2.34%	2.34%
Total Annual Fund Operating Expenses (5)	3.84%	4.59%
Less: Expense waiver/reimbursement	(1.79)%	(1.79)%
Net Expenses	2.05%	2.80%

(1)	The Fund charges a 2.00% redemption fee on shares redeemed within one month of purchase. You may be charged a $15.00 fee for wire redemptions.

(2)	The Fund’s transfer agent charges a $5.00 fee for each telephone exchange.

(3)	The Fund’s Rule 12b-1 Plan permits the Fund’s Class A shares to pay 12b-1 fees of up to 0.35%. Currently the Board of Trustees has authorized the Fund’s Class A shares to pay up to 0.25%.

(3)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year. Because Class A and Class C shares of the Fund are new, these expenses are based on estimated amounts for the current fiscal period.

(5)	The Adviser has contractually agreed to limit Class A and Class C shares’ Total Annual Fund Operating Expenses to 2.05% and 2.80%, respectively, of average net assets of the Fund through August 31, 2007. This waiver can be terminated at any time at the discretion of the Board of Trustees. Subject to approval by the Board of Trustees, the Fund will reimburse the Adviser for any such expenses or fees waived by the Adviser within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser cannot seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Risk/Return Summary	21	MDT Small Cap Value Fund

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
•	You invest $10,000 in Class A and Class C shares of the Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.
The 1-year dollar amount and the dollar amounts for the first year of the 3-year columns for the Fund reflect the “Net Expenses” of 2.05% of the Class A shares of the Fund and 2.80% of the Class C shares of the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year columns for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$771	$1,525
Class C	$383	$1,225

If you did not redeem your Class C shares, you would pay the following expenses:

	1 Year	3 Years

Class C	$283	$1,225

Risk/Return Summary	22	MDT Small Cap Value Fund

MDT Balanced Growth Fund

This Prospectus offers Class A and Class C shares of the MDT Balanced Growth Fund. Prior to the date of this Prospectus, the Fund was designated as the “Optimum Q — Balanced Growth Fund.”
Investment Objective
The Balanced Growth Fund’s investment objective is long-term growth through capital appreciation and income.
Principal Investment Strategies
To achieve its investment objectives, the Fund may diversify its portfolio over many categories of assets available for investment—fixed-income and equity, domestic and foreign, growth and value. Under normal conditions, the Fund will invest between 60% and 80% of its assets in equity securities and between 20% and 40% in fixed-income securities. The Fund may invest up to 25% of its assets in foreign equity and foreign fixed-income securities. The Fund’s asset mix will change based on existing and anticipated market conditions.
Equity Securities: The Fund’s domestic equity portfolio will consist primarily of common stock managed in a style which utilizes a whole market, all cap/all style strategy, selecting most investments from companies listed in the Russell 3000® Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The Adviser believes that the whole market approach provides two main advantages. First, it allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. Second, through bottom-up stock selection and subject to risk controls, it provides the ability to overweight or underweight segments of the market represented by those stocks which the Optimum Q Investment Process views as opportunities. The Adviser selects most of its investments from companies listed in the Russell 3000® Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The strategy used to construct the portfolio seeks to maximize compound annual return while controlling risk. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.
In managing the Fund’s allocation to foreign equities, the Adviser attempts to diversify the portfolio across countries, in companies of all sizes with both growth and value characteristics. The Fund may invest in many types of securities including exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, partnership interests, equity participations, and sponsored and unsponsored American Depositary Receipts (“ADRs”). The Adviser may attempt to reach its goals by investing in exchange-traded funds and shares of other investment companies.
Fixed-Income Securities: The Fund’s investments in fixed-income securities may be of any credit quality as determined by a nationally recognized statistical rating organization (“NRSRO”), such as Standard and Poor’s, or determined to be of comparable quality by the Adviser, from investment grade to high-yield bonds (“junk bonds”). These securities may either pay interest at a fixed rate or at variable rates determined by the terms of the security. Additionally these securities may have prepayment and reset terms that are fixed or may vary as determined by the terms of the security. The Adviser may select fixed-income securities issued by the U.S. government or any of its agencies, foreign governments, and U.S. and foreign companies. The Fund may include mortgage-backed, asset-backed and high-yield securities. In selecting securities for the fixed-income portion of the

Risk/Return Summary	23	MDT Balanced Growth Fund

Fund, the Adviser evaluates current market conditions to identify a desirable portfolio duration1 and to determine the appropriate allocation among various market sectors. Individual securities are selected using fundamental credit research to identify relative value in the market. The Adviser may choose to sell securities for a variety of reasons, such as to maintain portfolio diversification, to redeploy assets into more promising opportunities, or to raise cash.
Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund’s investments. Stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.
Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities or asset classes may prove to be incorrect.
Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Small and mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Other Investment Companies Risks. The Fund may invest in other investment companies. Your cost of investing in the Fund will generally be higher than the cost of investing directly in shares of the mutual funds in which the Fund invests. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying mutual funds in which it invests in addition to its direct fees and expenses, as well as indirectly bearing the principal risks of those funds. Furthermore, investing in other funds could affect the timing, amount, and character of distributions to you and therefore may increase the amount of taxes payable by you.
Foreign Securities Risks. The Fund may invest in foreign securities and ADRs. ADRs are securities of foreign companies that are denominated in U.S. Dollars. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Foreign investments generally involve additional risks including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. Risks also include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest and adverse diplomatic developments. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining

[1]	Duration is a measure of a fixed-income security’s average life that reflects the present value of the security’s cash flow, and accordingly is a measure of price sensitivity to interest rate changes.

Risk/Return Summary	24	MDT Balanced Growth Fund

judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity.
Call Risk. During periods of declining interest rates, a bond issuer may “call” — or repay — its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Prepayment and Extension Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines, as the Fund would be unable to capitalize on higher interest rates when investments are locked in at a lower rate for a longer period of time.
Credit Risk. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt—also known as “high-yield bonds” and “junk bonds”—have a higher risk of default and tend to be less liquid than higher-rated securities.
Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. Additionally, lower-rated securities, including junk bonds, involve higher risks in that they are especially subject to price fluctuations in response to changes in interest rates.
High-Yield Debt Securities Risks. High-yield debt securities or “junk bonds” are debt securities rated below investment grade by a nationally recognized statistical rating organization. Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default. Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.
U.S. Government Obligations. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimately repayment, which agency or instrumentality may be privately owned. There can be no reassurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.
Portfolio Turnover Risks: The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund’s performance.

Risk/Return Summary	25	MDT Balanced Growth Fund

This Fund may be appropriate for you if:
•	You wish to invest for the long-term
•	You are looking for a diversified investment vehicle
•	You want total return—income and capital appreciation
This Fund is not appropriate for you if you have short-term financial goals.
Performance
The bar chart and table shown below illustrate the variability of the Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The table shows how the Fund’s average annual returns (after taking into account any sales charges) compare with those of a broad-based index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Because Class A and C shares of the Fund had not commenced operations prior to the date of this prospectus, no performance information for those Classes is shown. The performance shown below is that of the Fund’s Institutional Class, which is offered in a separate prospectus. Class A and C shares of the Fund would have substantially similar returns because the shares are invested in the same portfolio of securities. The returns for Class A and C shares would be different than the figures shown because each Class of shares has different expenses. Sales charges are not reflected. If such amounts were reflected, returns would be less than those shown.
Total Return for the Calendar Years Ended December 31*
Balanced Growth Fund — Institutional Class
*The calendar year-to-date total return for the Fund as of June 30, 2005 was 2.65%.
During the period of time displayed in the bar chart, the Fund’s best quarter was the fourth quarter of 2003 up 9.56% and its worst quarter was the second quarter of 2004 down 1.14%

Balanced Growth Fund - Institutional Class		Since
Average Annual Total Returns as of December 31, 2004	1 Year	Inception(1)

Return Before Taxes	12.39%	18.02%

Return After Taxes on Distributions(2)	10.05%	16.49%

Return After Taxes on Distributions and Sale of Fund Shares(2,3)	9.33%	14.91%

S&P500 Index(4)	10.88%	21.39%

Lipper Balanced Fund Index(5)	8.99%	15.34%

Risk/Return Summary	26	MDT Balanced Growth Fund

(1)	Institutional Class shares commenced operations on October 1, 2002. Class A and Class C shares commenced operations as of the date of this prospectus and therefore do not have returns for a full calendar year. The returns for the two indexes have been calculated since the inception date of the Fund’s Institutional Class shares.

(2)	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are presented only for one class. After-tax returns for other classes may vary.

(3)	The “Return After Taxes on Distributions and Sale of Fund Shares” figures may be higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

(4)	The S&P 500 Index consists of 500 stocks chosen from market size, liquidity and industry group representation. It is a market-weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The “500” is one of the most widely used benchmarks of U.S. equity performance. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.

(5)	The Lipper Balanced Fund Index is the average of the 30 largest funds in the Lipper Balanced Funds category. These funds, by portfolio practice, aim to conserve principal by maintaining at all times a balanced portfolio of at least 50% in equity securities an at least 25% in fixed-income securities. Typically the equity/bond ratio is approximately 60%/40%. The return of the index assumes the reinvestment of any dividends or other distributions.
Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C

Sales Charge (Load) Imposed on Purchases	5.75%	None

Deferred Sales Charge (Load)	None	1.00%

Sales Charge (Load) Imposed on Reinvested Distributions	None	None

Redemption Fee (1)	2.00%	2.00%

Exchange Fee (2)	None	None

Account Fee	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)	Class A	Class C

Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees (3)	0.25%	1.00%
Other Expenses (4)	0.42%	0.42%
Total Annual Fund Operating Expenses (5)	1.42%	2.17%

(1)	The Fund charges a 2.00% redemption fee on shares redeemed within one month of purchase. You may be charged a $15.00 fee for wire redemptions.

(2)	The Fund’s transfer agent charges a $5.00 for each telephone exchange.

(3)	The Fund’s Rule 12b-1 Plan permits the Fund’s Class A shares to pay 12b-1 fees of up to 0.35%. Currently the Board of Trustees has authorized the Fund’s Class A shares to pay up to 0.25%.

(4)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year. Because Class A and Class C shares of the Fund are new, these expenses are based on estimated amounts for the current fiscal period.

(5)	The Adviser has contractually agreed to limit Class A and Class C shares’ Total Fund Annual Fund Operating Expenses to 1.50% and 2.25%, respectively, of average net assets of the Fund through November 30, 2006. This waiver can be terminated at any time at the discretion of the Board of Trustees. Subject to approval by the Board of Trustees, the Fund will reimburse the Adviser for any such expenses or fees waived by the Adviser within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser will not seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
•	You invest $10,000 in Class A and Class C shares of the Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;

Risk/Return Summary	27	MDT Balanced Growth Fund

•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.
The 1-year dollar amount and the dollar amounts for the first year of the 3-year columns for the Fund reflect the “Net Expenses” of 1.42% for the Class A shares of the Fund and 2.17% for the Class C shares of the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3 year columns for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$711	$998	$1,306	$2,177
Class C	$320	$679	$1,164	$2,503

If you did not redeem your Class C shares, you would pay the following expenses:

	1 Year	3 Years	5 Years	10 Years

Class C	$220	$679	$1,164	$2,503

Risk/Return Summary	28	MDT Balanced Growth Fund

MDT Short-Term Bond Fund

This Prospectus offers Class A and Class C shares of the MDT Short-Term Bond Fund. Prior to the date of this Prospectus the Short-Term Bond Fund was designated as the “Optimum Q — Capital Conservation Fund.”
Investment Objective
The Short-Term Bond Fund’s investment objective is to preserve the value of Fund assets and produce income.
Principal Investment Strategies
To meet its investment objectives, the Fund invests primarily in U.S. investment grade bonds (i.e., securities rated BBB or higher by Standard & Poor’s or its equivalent by another nationally recognized statistical rating organization (“NRSRO”) or determined by the Adviser to be of comparable quality at the time of purchase).
The Adviser manages the Fund as a low-duration, high-grade bond portfolio. The Fund normally maintains a weighted average effective maturity of between one and three years. The Adviser believes that portfolios with this credit and interest rate risk profile can generate higher returns than a money market fund with a better risk/reward relationship than most short or intermediate-term bond funds. Please note however, that the Fund does not intend to maintain its net asset value at $1.00 in the way a money market fund would.
The Fund has a policy of investing at least 80% of its net assets in the following types of domestic debt securities:
•	U.S. government

•	Collateralized mortgage obligations

•	Asset-backed and mortgage-backed obligations

•	U.S. government agencies

•	Corporate

•	Medium-term notes
Collateralized mortgage obligations, asset-backed obligations, corporate bonds and medium-term notes may be issued by various types of issuers, including special purpose vehicles designed to pool underlying assets (such as mortgage obligations or credit card receivables), and corporations or other entities. All of these debt securities are subject to the principal risks described below, including interest rate risk, credit risk and call risk.
In selecting portfolio securities, the Adviser uses a “top-down” approach by first monitoring and evaluating economic trends. The Adviser evaluates current market conditions to identify a desirable portfolio duration and to determine an appropriate allocation of the Fund’s assets among various market sectors. Individual securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when other comparable investments are judged to offer superior risk/reward profiles.
Bonds are:
Interest-bearing debt securities that obligate the issuer (i.e., U.S. Government or company) to pay the holders specific amounts on scheduled payment dates. The issuer generally is required to repay the principal amount of the obligation at maturity, although a portion of the principal payments may be made over the life of the bond.

Risk/Return Summary	29	MDT Short-Term Bond Fund

Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. If interest rates fall, the Fund’s income could also decline.
Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.
Call Risk. During periods of declining interest rates, a bond issuer may “call” — or repay — its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Prepayment and Extension Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines, as the Fund would be unable to capitalize on higher interest rates when investments are locked in at a lower rate for a longer period of time.
Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.
U.S. Government Obligations. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimately repayment, which agency or instrumentality may be privately owned. There can be no reassurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.
This Fund may be appropriate for you if:
•	You want to preserve capital
•	You want to earn income on investments considered more stable than stocks
•	You are looking for a fixed-income component to complete your portfolio
Performance
The bar chart and table shown below illustrate the variability of the Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The table shows how the Fund’s average annual returns (after taking into account any sales charges) compare with those of a broad-based index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Because Class A and C shares of the Fund had not commenced operations prior to the date of this prospectus, no performance information for those Classes is shown. The performance

Risk/Return Summary	30	MDT Short-Term Bond Fund

shown below is that of the Fund’s Institutional Class, which is offered in a separate prospectus. Class A and C shares of the Fund would have substantially similar returns because the shares are invested in the same portfolio of securities. The returns for Class A and C shares would be different than the figures shown because each Class of shares has different expenses. Sales charges are not reflected. If such amounts were reflected, returns would be less than those shown.
Total Return for the Calendar Years Ended December 31*
Short-Term Bond Fund — Institutional Class
*The calendar year-to-date total return for the Fund as of June 30, 2005 was 1.42%
During the period of time displayed in the bar chart, the Fund’s best quarter was the third quarter of 2004 up 1.06% and its worst quarter was the second quarter of 2004 down 0.84%

Short-Term Bond Fund - Institutional Class		Since
Average Annual Total Returns as of December 31, 2004	1 Year	Inception(1)

Return Before Taxes	1.47%	1.25%

Return After Taxes on Distributions(2)	0.34%	0.18%

Return After Taxes on Distributions and Sale of Fund Shares(2,3)	0.95%	0.45%

Citigroup Salomon 1-Year Treasury Benchmark Index(4)	0.74%	1.27%

Lipper Short-Term Investment Grade Debt Funds Index(5)	1.61%	2.38%

(1)	Institutional Class shares commenced operations on October 1, 2002. Class A and Class C shares commenced operations as of the date of this prospectus and therefore do not have returns for a full calendar year. The returns for the two indexes have been calculated since the inception date of the Institutional Class shares.

(2)	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are presented only for one class. After-tax returns for other classes may vary.

(3)	The “Return After Taxes on Distributions and Sale of Fund Shares” figures may be higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

(4)	The Citigroup Salomon 1-Year Treasury Benchmark Index is an unmanaged index generally representative of the average yield on one-year Treasury bills. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.

(5)	The Lipper Short-Term Investment Grade Debt Funds Index is the average of the 30 largest funds in the Lipper Short-Term Investment Grade Funds category. These funds, by portfolio practice, invest primarily in investment grade debt issues (rated in the top four grades) with a dollar weighted average maturity of six months to three years. The return of the index assumes the reinvestment of any dividends or other distributions.

Risk/Return Summary	31	MDT Short-Term Bond Fund

Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold Class A or Class C shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C

Sales Charge (Load) Imposed on Purchases	2.25%	None

Deferred Sales Charge (Load)	None	1.00%

Sales Charge (Load) Imposed on Reinvested Distributions	None	None

Redemption Fee (1)	2.00%	2.00%

Exchange Fee (2)	None	None

Account Fee	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)	Class A	Class C

Management Fees	0.40%	0.40%
Distribution and Service (12b-1) Fees (3)	0.25%	1.00%
Other Expenses (4)	0.49%	0.49%
Total Annual Fund Operating Expenses (5)	1.14%	1.89%
Expenses Recovered	0.06%	0.06%
Net Expenses(5)	1.20%	1.95%

(1)	The Fund charges a 2.00% redemption fee on shares redeemed within ten days of purchase. You may be charged a $15.00 fee for wire redemptions.

(2)	The Fund’s transfer agent charges a $5.00 for each telephone exchange.

(3)	The Fund’s Rule 12b-1 Plan permits the Fund’s Class A shares to pay 12b-1 fees of up to 0.35%. Currently the Board of Trustees has authorized the Fund’s Class A shares to pay up to 0.25%.

(4)	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year. Because Class A and Class C shares of the Fund are new, these expenses are based on estimated amounts for the current fiscal period.

(5)	The Adviser has contractually agreed to limit Class A and Class C shares’ Total Annual Fund Operating Expenses to 1.20% and 1.95%, respectively, of average net assets of the Fund through November 30, 2006. This waiver can be terminated at any time at the discretion of the Board of Trustees. Subject to approval by the Board of Trustees, the Fund will reimburse the Adviser for any such expenses or fees waived by the Adviser within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser will not seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
•	You invest $10,000 in Class A and Class C shares of the Fund for the time periods indicated;
•	You redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	Your dividends and distributions have been reinvested; and
•	The Fund’s operating expenses remain the same.
The 1-year dollar amount and the dollar amounts for the first year of the 3-year columns for the Fund reflect the “Net Expenses” of 1.20% for the Class A shares of the Fund and 1.95% for the Class C shares of the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3 year columns for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Risk/Return Summary	32	MDT Short-Term Bond Fund

	1 Year	3 Years

Class A	$345	$585
Class C	$298	$600
If you did not redeem your Class C shares, you would pay the following expenses:

	1 Year	3 Years

Class C	$198	$600

Risk/Return Summary	33	MDT Short-Term Bond Fund

More About the Funds
Additional Investment Strategies
The Funds’ principal investment strategies (and associated principal risks) are discussed in the Risk/Return Summaries and are the strategies that the Adviser believes are most likely to be important in trying to achieve the Funds’ objectives. You should note, however, that the Funds may use other strategies and invest in other securities not described in this prospectus. For a copy of the Funds’ Statement of Additional Information (“SAI”) containing additional (non-principal) investment strategies and securities that may present different risks (including a description of the types of securities that the Funds consider to be foreign securities), please call toll free 1-866-784-6867.
The Adviser selects most of the investments for the All Cap Core Fund, Tax Aware/All Cap Core Fund and the Balanced Growth Fund from companies listed in the Russell 3000® Index. As of July 31, 2005, companies in the Russell 3000® Index ranged in capitalization from $73 million to $365 billion.
The Large Cap Growth Fund invests under normal conditions at least 80% of its net assets in securities of large-cap companies such as those securities in the Russell 1000® Growth Index. For example, as of July 31, 2005, companies in the Russell 1000® Growth Index ranged in capitalization from $950 million to $365 billion.
The Mid Cap Growth Fund invests under normal conditions at least 80% of its net assets in securities of medium-sized companies such as those securities in the Russell MidCap Growth® Index. For example, as of July 31, 2005, companies in the Russell MidCap Growth® Index ranged in capitalization from $950 million to $15.2 billion.
The Small Cap Core Fund invests under normal conditions at least 80% of its net assets in securities of in small-sized companies such as those securities in the Russell 2000® Index. For example, as of July 31, 2005, companies in the Russell 2000® Index ranged in capitalization from $73 million to $3.4 billion.
The Small Cap Growth Fund invests under normal conditions at least 80% of its net assets in securities of small-sized companies such as those securities in the Russell 2000® Growth Index. For example, as of July 31, 2005, companies in the Russell 2000® Growth Index ranged in capitalization from $73 million to $2.5 billion.
The Small Cap Value Fund invests under normal conditions at least 80% of its net assets in securities of small-sized companies such as those securities in the Russell 2000® Value Index. For example, as of July 31, 2005, companies in the Russell 2000® Value Index ranged in capitalization from $73 million to $3.4 billion.
Because the Funds (except for the Short-Term Bond Fund) invest in companies that are defined by reference to an index, the market capitalization of companies in which the Fund may invest will vary with market conditions. The Russell Indices described above are reconstituted on an annual basis.
In addition to the principal strategies discussed in the Risk/Return Summaries, the Funds may also invest in futures, options and similar derivatives to manage interest rate risk. The Short-Term Bond Fund and the Balanced Growth Fund may invest a portion of their assets in debt obligations of foreign corporations, banks, governments and their political subdivisions. Each Fund may engage in securities lending to earn income.
Cash Holdings & Temporary Investments. Each Fund may from time to time have a portion of its assets invested in cash or cash equivalents, such as short-term investment grade securities, while waiting to invest monies received from purchases of the Fund’s shares or from the sale of its portfolio securities. Cash equivalents purchased by a Fund will be rated in the highest ratings categories by Standard & Poor’s, Moody’s Investor Service, Inc., Fitch Inc. or another nationally recognized statistical rating organization (“NRSRO”). In the event that a Fund experiences large cash inflows, the Adviser may temporarily invest in derivatives such as futures and options, including for non-hedging

34	More About the Funds

purposes. The Adviser believes that the Funds benefit from this technique by reducing trading costs. The Adviser may choose to sell securities for a variety of reasons, such as to maintain portfolio diversification, to redeploy assets into more promising opportunities, or to raise cash.
Under normal market conditions, each Fund may hold cash or cash equivalents, such as commercial paper, Certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (e.g., U.S. Treasury obligations) or repurchase agreements.
Temporary Defensive Investments. Each Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity. A Fund may not achieve its investment objectives to the extent that it engages in such a temporary, defensive strategy. However, a Fund will not change its investment objective without providing 60 days prior written notice to shareholders.
Changes in Investment Objectives and Policies. The investment objectives, strategies and policies described above may be changed without the approval of a Fund’s shareholders. However, a Fund will not change an investment policy of investing at least 80% of its net assets in securities suggested by its name without prior written notice of the change in the investment policy and changing the Fund’s name.
Additional Risks
Additional information about the funds principal risks is provided below, as well as information about other non-principal risks relating to the fund’s investment strategies.
Equity Securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. The value of stock is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Preferred stocks are equity stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. In the event of insolvency or bankruptcy, common stockholders would be subordinate to creditors and preferred stockholders in respect of any payments from the assets of the company.
Risks of Securities Lending. To generate income, each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When a Fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.
Futures and Options on Futures Risks. Derivatives such as futures and options on futures may allow a Fund to increase or decrease its level of risk exposure more quickly and efficiently than transactions in other types of instruments. A Fund may invest in derivatives for hedging purposes, but the investments may not be effective as a hedge against price movements and can limit potential for growth in the value of an interest in the Fund. Derivatives are volatile and involve significant risks, including:

•	Leverage Risk — the risk associated with certain types of investments or trading strategies in which relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•	Credit Risk — the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to a Fund.

•	Currency Risk — the risk in which changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

35	More About the Funds

•	Liquidity Risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Foreign Securities Risks. Foreign investments, including both equity and fixed-income securities, generally involve additional risks including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. Risks also include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest and adverse diplomatic developments. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect the value of an investment.
When-Issued Securities. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place. In addition, when a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.
Portfolio Holdings Information
A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ Statement of Additional Information. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings reports on Form N-Q. Additionally, the Funds will disclose their portfolio holdings information on the Funds website quarterly, within one month of the end of each calendar quarter. The Annual and Semi-Annual Reports are available by contacting the MDT Funds c/o U.S. Bancorp Fund Service, LLC, P.O. Box 701, Milwaukee, WI, 53201-0701 or by calling 1-866-784-6867, and on the Funds’ website at www.mdtfunds.com.

36	More About the Funds

Management of the Funds

The Adviser
MDT Advisers is an autonomous operating division of Harris Bretall Sullivan & Smith, LLC, 125 CambridgePark Drive, Cambridge, Massachusetts, 02140, which is registered as an investment adviser with the SEC. MDT Advisers is responsible for the day-to-day management of the Funds in accordance with each Fund’s respective investment objectives and policies (subject to the general supervision of the Funds’ Board of Trustees). This includes making investment decisions, and buying and selling securities.
The advisory fee is accrued daily and paid monthly. However, the Adviser has contractually agreed to waive its fees and/or reimburse each Fund’s operating expenses to the extent necessary to ensure that the total operating expenses, excluding taxes, interest and brokerage commissions (on an annual basis) do not exceed the amounts shown in the table below:
Total Operating Expenses Net of Waiver/Reimbursement

Fund	Class A	Class C

MDT – All Cap Core Fund(1)	1.50%	2.25%
MDT – Tax Aware/All Cap Core Fund(2)	2.05%	2.80%
MDT – Large Cap Growth Fund(2)	2.05%	2.80%
MDT – Mid Cap Growth Fund(2)	2.05%	2.80%
MDT – Small Cap Core Fund(2)	2.05%	2.80%
MDT – Small Cap Growth Fund(2)	2.05%	2.80%
MDT – Small Cap Value Fund(2)	2.05%	2.80%
MDT – Balanced Growth Fund(1)	1.50%	2.25%
MDT – Short-Term Bond Fund(1)	1.20%	1.95%

(1)	The Adviser has contractually agreed to limit Class A and Class C shares’ Total Annual Fund Operating Expenses to the amounts stated in the table through November 30, 2006.

(2)	The Adviser has contractually agreed to limit Class A and Class C shares’ Total Annual Fund Operating Expenses to the amounts stated in the table through August 31, 2007.
Any waivers or reimbursements have the effect of lowering the overall expense ratio for the applicable Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed. The Adviser is permitted to recoup the fees waived and/or expenses paid within a three-year period to the extent of the expense limitation.
The amount the Adviser is entitled to receive on an annual basis together with the amount it actually did receive net of waivers for its services during the fiscal year ended July 31, 2004 is:

	Advisory Fee	Advisory Fee
Fund	Entitled to be Paid	Actually Paid
	(as a % of average daily net assets)
MDT – All Cap Core Fund	0.75%	0.60%
MDT – Tax Aware/All Cap Core Fund	1.00%	N/A
MDT – Large Cap Growth Fund	0.75%	N/A
MDT – Mid Cap Growth Fund	0.90%	N/A
MDT – Small Cap Core Fund	1.25%	N/A
MDT – Small Cap Growth Fund	1.25%	N/A
MDT – Small Cap Value Fund	1.25%	N/A
MDT – Balanced Growth Fund	0.75%	0.75%
MDT – Short-Term Bond Fund	0.40%	0.40%

37	Management of the Funds

MDT provides investment management services for individuals and institutional clients including pension and profit sharing plans. As of July 31, 2005, the MDT Advisers division had approximately $3.82 billion in assets under its direct management. As of the same date, the Adviser as a whole, had approximately $3.96 billion in assets under management.
Management Team
The All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund are managed by the Quantitative Equity Strategies Group, headed by Dr. David M Goldsmith, who is primarily responsible for the day-to-day management of these Funds. Dr. Goldsmith and John Sherman (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Balanced Growth Fund. Mr. Sherman is primarily responsible for the day-to-day management of the Short-Term Bond Fund.
David M. Goldsmith, Ph.D., Chief Investment Officer, joined MDT Advisers in 1990 and has been responsible for the development of the Optimum Q Investment Process. Dr. Goldsmith has over 23 years experience in the development and application of financial and statistical modeling techniques. He received an A.B., Summa Cum Laude, Economics from Princeton University, where he won the Wolf Balleison Memorial Prize for the outstanding senior thesis in economics. Dr. Goldsmith also received a Ph.D., Economics, Concentration in Finance from Harvard University.
John F. Sherman, C.F.A., Portfolio Manager, joined MDT Advisers in 2000. He has over fourteen years of experience analyzing financial markets and has been responsible for the Adviser’s fixed-income investments for the past five years. Prior to joining the Adviser, Mr. Sherman served as a Senior Analyst for Citizens Financial Group from 1999 to 2000 and as a Senior Analyst for the FDIC from 1991 – 1999. He is a member of the CFA Institute and the Boston Security Analysts Society. He holds a designation as a Chartered Financial Analyst. He received a B.S.B.A. from North Adams State College, and an M.B.A. from the Boston University Graduate School of Management.
The Quantitative Equity Strategies Group is responsible for the development, maintenance and operation of the proprietary Optimum Q Investment Process. In addition to Dr. Goldsmith, team members include:
Frederick L. Konopka, C.F.A., Senior Associate
Sarah A. Stahl, Senior Associate
Stephen R. Griscom, Associate
Daniel J. Mahr, Associate
The Statement of Additional Information (“SAI”) provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.
Prior Performance of Similar Accounts
Provided below is historical performance information of all actual, fee-paying, discretionary equity accounts that have investment objectives, policies, strategies, and risks substantially similar to those of the following:

38	Management of the Funds

•	the “All Cap Core Accounts” have investment objectives, policies, strategies, and risks substantially similar to those of the All Cap Core Fund

•	the “Tax Aware/All Cap Core Accounts” have investment objectives, policies, strategies, and risks substantially similar to those of the Tax Aware/All Cap Core Fund

•	the “Large Growth Accounts” have investment objectives, policies, strategies, and risks substantially similar to those of the Large Cap Growth Fund

•	the “Mid Cap Accounts” have investment objectives, policies, strategies, and risks substantially similar to those of the Mid Cap Growth Fund

•	the “Small Cap Core Accounts” have investment objectives, policies, strategies, and risks substantially similar to those of the Small Cap Core Accounts

•	the “Small Cap Growth Accounts” have investment objectives, policies, strategies, and risks substantially similar to those of the Small Cap Growth Fund

•	the “Small Cap Value Accounts” have investment objectives, policies, strategies, and risks substantially similar to those of the Small Cap Value Fund

Each similar account (collectively, the “Similar Accounts”) listed above is managed by the same team of portfolio managers of the Adviser that manages the Fund. As of December 31, 2004, each similar account represents assets as follows:

•	All Cap Core Accounts represent assets of approximately $107,777,000

•	Tax Aware/All Cap Core Accounts represent assets of approximately $1,212,000

•	Large Growth Accounts represent assets of approximately $110,000

•	Mid Cap Accounts represent assets of approximately $548,000

•	Small Cap Core Accounts represent assets of approximately $117,000

•	Small Cap Growth Accounts represent assets of approximately $58,521,000

•	Small Cap Value Accounts represent assets of approximately $664,000

This information is provided to illustrate the past performance of all fee-paying, discretionary equity accounts managed by the Adviser and does not represent the performance of the Funds. Performance of the Similar Accounts is historical and does not represent the future performance of the Funds.
The performance information shown for the Similar Accounts is shown net of management fees, which for this purpose were assumed to equal the contractual management fee applicable to each respective Fund (without taking into account any fee waivers or limits). Performance reflects the reinvestment of all income. Cash and cash equivalents are included in performance returns.
The Similar Accounts are not subject to the same type of expenses to which the Funds are subject partly because the Similar Accounts are not subject to the same regulatory requirements as the Funds. The fees and expenses of the Similar Accounts are lower that those of the Funds. The Funds are subject to certain diversification requirements, tax restrictions, and investment limitations imposed by the Investment Company Act of 1940, or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Similar Accounts could have been adversely affected if the Similar Accounts had been regulated under the federal securities and tax laws imposed on the Funds. The investment results of the composites presented below are unaudited and are not intended to predict or suggest the future returns of the Funds. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

Average Annual Total Returns	All Cap Core Accounts	Russell 3000® Index(1)

1 year ended 12/31/2004	15.04%	11.95%
5 years ended 12/31/2004	3.38%	(1.16)%
Since Inception 9/5/1991 – 12/31/2004	14.35%	11.22%

39	Management of the Funds

(1)	The Russell 3000® Index is an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The index does not reflect any deduction for fees, expenses or taxes.

	Tax Aware/All Cap Core
Average Annual Total Returns	Accounts	Russell 3000® Index(1)

1 year ended 12/31/2004	17.28%	11.95%
Since Inception 05/15/2002 – 12/31/2004	9.48%	6.58%

(1)	The Russell 3000® Index is an index that measures the performance of the 3,000 U.S. largest companies by market capitalization representing approximately 98% of the investable domestic equity market. The index does not reflect any deduction for fees, expenses or taxes.

	Large Cap Growth	Russell 1000
Average Annual Total Returns	Accounts	Growth® Index(1)	S&P 500® Index(2)

Since Inception 10/01/2004	9.64%	9.17%	9.23%

(1)	The Russell 1000 Growth® Index is an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization. The index does not reflect any deduction for fees, expenses or taxes.

(2)	The S&P 500® Index is a market-value weighted index of 500 stocks chosen for market size, liquidity, and industry group representation. The index does not reflect any deduction for fees, expenses or taxes.

		Russell Mid Cap
Average Annual Total Returns	Mid Cap Growth Accounts	Growth® Index(1)

1 year ended 12/31/2004	23.96%	15.48%
3 years ended 12/31/2004	12.10%	6.16%
Since Inception 08/01/2000 – 12/31/2004	(1.66)%	(4.86)%

(1)	The Russell Mid Cap Growth® Index is an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the mid-cap segment of the U.S. equity universe, which includes the 800 smallest companies by market capitalization within the Russell 1000® Index (an index that includes the 1,000 largest U.S. companies by market capitalization). The index does not reflect any deduction for fees, expenses or taxes.

Average Annual Total Returns	Small Cap Core Accounts	Russell 2000® Index(1)

Since Inception 03/04/2004 – 12/31/2004	16.04%	12.40%

(1)	The Russell 2000® Index is an index that measures the performance of the 2,000 smallest companies by market capitalization, representing approximately 98% of the investable domestic equity market. These 2,000 firms represent approximately 6% of the investable U.S. equity market. The index does not reflect any deduction for fees, expenses or taxes.

	Small Cap Growth	Russell 2000 Growth®
Average Annual Total Returns	Accounts	Index(1)

1 year ended 12/31/2004	17.63%	14.31%
3 years ended 12/31/2004	16.32%	5.80%
Since Inception 08/01/2000 – 12/31/2004	11.63%	(2.34)%

(1)	The Russell 2000 Growth® Index is an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market capitalization within the Russell 3000® Index (an index that includes the 3,000 largest U.S. companies by market capitalization, representing approximately 98% of the investable domestic equity market. The index does not reflect any deduction for fees, expenses or taxes.

		Russell 2000 Value®
Average Annual Total Returns	Small Cap Value Accounts	Index(1)

1 year ended 12/31/2003	21.80%	22.25%
3 years ended 12/31/2003	22.02%	16.50%
Since Inception 08/01/2000 – 12/31/2004	16.89%	17.00%

(1)	The Russell 2000 Value® Index is an index that measures the performance of those companies with lower price-to-book ratios and lower forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market

40	Management of the Funds

capitalization within the Russell 3000® Index (an index that includes the 3,000 largest U.S. companies by market capitalization, representing approximately 98% of the investable domestic equity market). The index does not reflect any deduction for fees, expenses or taxes.

41	Management of the Funds

Your Account

Distribution of Shares
Distributor
Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as distributor and principal underwriter to the Funds. Quasar Distributors, LLC is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Funds are offered on a continuous basis.
Choosing a Share Class
Each Fund offers both Class A shares and Class C shares in this prospectus. Each Class has its own sales charge (“load”) and expense structure. Each Fund also offers an Institutional Class of shares through a separate prospectus. The Institutional Class of shares may be purchased without the imposition of any sales charges or 12b-1 fees. You should always discuss the suitability of your investment with your broker-dealer or financial advisor.
If you purchase Class A shares of a Fund you will pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. The sales charges for Class A and Class C of the All Cap Core Fund, the Tax-Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund, the Small Cap Value Fund and the Balanced Growth Fund are calculated as follows:

Class A	Class C

Initial sales charge of 5.75%.	No initial sales charge.
No deferred sales charge.	Contingent Deferred Sales Charge of 1.00% on shares you sell within 12 months.
SALES CHARGES – Class A

	This sales charge makes up	Which equals this % of
When you invest this amount	this % of the offering price*	your net investment*
Under $50,000	5.75%	6.10%
$50,000 but under $100,000	4.50%	4.71%
$100,000 but under $250,000	3.50%	3.63%
$250,000 but under $500,000	2.50%	2.56%
$500,000 but under $1 million	2.00%	2.04%

*	The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
SALES CHARGES – Class C
There is no initial sales charge with Class C shares. There is a Contingent Deferred Sales Charge of 1.00% on shares you sell within 12 months.
The sales charges for Class A and Class C of the Short-Term Bond Fund are as follows:

42	Your Account

Class A	Class C

Initial sales charge of 2.25%.	No initial sales charge.
No deferred sales charge.	Contingent Deferred Sales Charge of 1.00% on shares you sell within 12 months.
SALES CHARGES – Class A

	This sales charge makes up	Which equals this % of
When you invest this amount	this % of the offering price*	your net investment*
Under $50,000	2.25%	2.30%
$50,000 but under $100,000	2.00%	2.04%
$100,000 but under $250,000	1.75%	1.78%
$250,000 but under $500,000	1.25%	1.27%
$500,000 but under $1 million	1.00%	1.01%

*	The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
SALES CHARGES – Class C
There is no initial sales charge with Class C shares. There is a Contingent Deferred Sales Charge of 1.00% on shares you sell within 12 months.
Sales Charge Reductions and Waivers
Rights of accumulation. You may combine your current purchase of Class A Fund shares with other existing MDT Class A or Class C shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. You may also include any shares, which were exchanged into the First American Prime Obligations Fund (see “Exchanging Shares” below) to the extent that those exchanges were previously subject to a sales charge. The applicable sales charge for the new purchase is based on the total of your current purchase and the current net asset value of all other shares you own and that are currently owned by family members such as spouses, minor children or parents.
Letter of Intent. By signing a Letter of Intent (LOI) you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Class A shares. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.
Sales charge waivers. Sales charges for Class A shares may be waived under certain circumstances for some investors or for certain payments. You will not have to pay a sales charge on purchases of Class A shares if:

43	Your Account

•	You are an employee of a broker-dealer or agent that has a selling agreement with the distributor;

•	You are a client of a broker-dealer or agent that has arrangements with the distributor through its selling agreement; or

•	The sales charge is voluntarily waived under certain circumstances by your broker-dealer or agent at their discretion.

If you would like information about sales charge waivers, call your financial representative or contact the Funds at 1-866-784-6867.
Investments of $1 Million or More. If you invest $1 million or more as a lump sum or through the programs described above, or have accounts with an accumulated value of $1 million or more, you can purchase Class A shares without an initial sales charge. However, if you invest $1 million or more in Class A shares there is a contingent deferred sales charge of 1.00% on shares redeemed within 18 months of purchase for the All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund, the Small Cap Value Fund and the Balanced Growth Fund and 0.75% on shares redeemed within 18 months of purchase for the Short-Term Bond Fund.
Contingent Deferred Sales Charge
There is a contingent deferred sales charge (“CDSC”) on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares to meet your request, we will sell the shares in the order that they were purchased.
The CDSC is not charged on:
•	shares purchased by reinvesting your dividends or distributions of short or long-term capital gains

•	shares held for more than 365 days after purchase

•	redemptions made following death or disability (as defined by the IRS)

•	redemptions made as minimum required distributions under an IRA or other retirement plan to a shareholder who is 70 1/2 years old or older
Reinvestment of Redemptions
If you sell shares of MDT Funds, you may reinvest some or all of the proceeds within 90 days of the sale without an initial sales charge. If you paid a CDSC when you sold Class C shares, you will be credited the amount of the CDSC by adding it to the amount of your reinvestment. The new shares issued will be subject to any other applicable CDSC. In order to be eligible for this privilege, you must inform the Funds’ transfer agent of this privilege at the time of your investment.
Rule 12b-1 Plan
The Funds have adopted a Rule 12b-1 Plan under the Investment Company Act of 1940 in respect of its Class A and Class C shares. Under the Rule 12b-1 Plan, Class A shares may pay a fee of up to 0.35% of the average daily net asset value of Class A shares. However, the Board of Trustees currently has authorized Class A shares to pay a fee of up to 0.25% of the average daily net asset value of Class A shares. Under the Rule 12b-1 Plan, Class C shares pay a fee of up to 1.00% of the average daily net asset value of Class C shares. Of these fees, the Funds will not pay more than 0.75% for

44	Your Account

distribution and promotion of Class C shares. The Distributor uses this fee to finance activities that promote the sale of Fund shares. Such activities include, but are not necessarily limited to, shareholder servicing, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel. The Rule 12b-1 Plan has the effect of increasing the expenses of the shares from what they would otherwise be.
Share Price
Shares of each Fund are sold at their net asset value (“NAV”) or appropriate public offering price (“POP”), which includes any applicable sales charge. The NAV for shares of a Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes at any other time as permitted by the SEC, or if an emergency exists as determined by the SEC, NAV may be calculated at a different time. Your share price will be the next price calculated after a Fund or its transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) receives your request in good order. The NYSE is closed most national holidays and Good Friday.
When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
•	The name of the Fund
•	The dollar amount of shares to be purchased
•	Purchase application or investment stub

•	Check payable to MDT Funds, or if paying by wire, when wire is received

The NAV is determined by adding the value of each Fund’s investments, cash and other assets attributable, subtracting the liabilities attributable for that Fund and then dividing the result by the total number of shares outstanding in the Fund.
Each Fund’s investments are valued according to market value. When a market quote is not readily available, the security’s value is based on “fair value” as determined by the Adviser under the supervision of the Funds’ Board of Trustees. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation subsequently becomes available for a security formerly valued through fair valuation techniques, the Funds’ Board of Trustees would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation. If any discrepancies are found, the Board of Trustees may adjust the Funds’ fair valuation procedures. If any events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Funds’ Board of Trustees.
The securities markets on which the foreign securities owned by a Fund trade may be open on days that the Fund does not calculate its NAV and thus the value of the Fund’s shares may change on days when shareholders are not able to purchase or redeem shares of the Fund. In computing the NAV of the Fund in such circumstances, the Fund will value any foreign securities held at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value by the Adviser pursuant to procedures adopted by the Funds’ Board of Trustees.

45	Your Account

Buying Shares
Minimum Investments
For each Fund (Class A or C shares), to open an account you must invest at least the minimum amount as indicated below:

	To Open	To Add to
Minimum Investments	Your Account	Your Account(1)
Regular Accounts	$1,000	$50
Retirement and Tax-Deferred Accounts	$100	$50
Broker-dealer Sponsored Wrap Account Programs	$250	$50
Advisory and/or Fund Persons(2)	$100	$50

(1)	After you have opened a Fund account, you may also make automatic subsequent investments with $250 or more through the Automatic Investment Plan.

(2)	These would include Trustees and Officers of the MDT Funds, employees of the Adviser and its affiliates, their families, employee benefit plans sponsored by the Adviser, former members of the Memorial Drive Trust.

The minimum initial investment required to open a Fund account depends on the nature of the account. For example, for regular accounts, each Fund requires an initial investment of $1,000, but for retirement and tax-deferred accounts (IRAs, SEP-IRAs, 401(k) accounts, pension and profit sharing plans, UGMA/UTMA accounts, etc.), only an initial investment of $100 is required. To add to existing accounts, each Fund requires a minimum investment of $50 for all accounts. Initial investments in a Fund may be made in any amount in excess of this amount. The minimum investment requirements may be waived from time to time by a Fund.
Timing of Requests
Your price per share will be the NAV or appropriate POP next computed after your request is received in good order by a Fund or its agents. All requests received in good order before the close of regular trading on the NYSE will be executed at the price computed on that same day. Requests received after the close of trading on the NYSE will receive the next business day’s price.
Receipt of Orders
Shares may only be purchased on days the NYSE is open for business. The Funds have authorized one or more brokers or financial intermediaries to receive on their behalf purchase and redemption orders that are in good order. In addition, these brokers or financial intermediaries may designate other financial intermediaries to receive purchase and redemption orders on a Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or financial intermediary, or, if applicable, its authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or financial intermediary, or its authorized designee.
Anti-Money Laundering Program
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-866-784-6867 if you need additional assistance when completing your Application.

46	Your Account

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

47	Your Account

Methods of Buying

	To Open an Account	To Add to an Account
By Telephone	You may not use telephone transactions for your initial purchase of a Fund’s shares. If you have elected the “Telephone Exchange Option on an MDT Fund, you may call that Fund (toll-free) at 1-866-784-6867 to request an exchange into another MDT Fund. See “Exchanging Shares.”	Investors may purchase additional shares of the Funds by calling the Funds (toll-free) at 1-866-784-6867. If elected on your account application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. Your must have banking information established on your account prior to making a purchase. Your shares will be purchased at the appropriate NAV or POP calculated on the day of your purchase order. The minimum telephone purchase is $250.

By Mail	Make your check payable to “MDT Funds.” Forward the check and your application to the address below. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. If your check is returned for any reason, a $25 fee will be assessed against your account.	Fill out the investment stub from an account statement, or indicate the Fund name and account number on your check. Make your check payable to “MDT Funds.” Forward the check and stub to the address below.

By Wire	Before you wire funds, call the Transfer Agent (toll-free) at 1-866-784-6867 to make arrangements with a telephone representative to	Notify the Funds of an incoming wire by calling (toll-free) 1-866-784-6867. Use the following instructions :
submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to wire funds according to the instructions you were given.	U.S. Bank, N.A.
Milwaukee, WI 53202
ABA#: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit: (name of Fund,)
(name/title on the account) (account #)
The Funds, Adviser and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

Automatic Investment Plan	Open a Fund account with one of the other methods. If by mail, complete the appropriate section of your application and enclose a voided check or deposit slip with your initial purchase application. To be eligible for this plan, your bank must be a domestic financial institution that is an	If you did not set up an Automatic Investment Plan with your original application, call the Funds (toll-free) at 1-866-784-6867. Additional investments (minimum of $50) will be taken from your checking account automatically monthly or quarterly.

48	Your Account

	To Open an Account	To Add to an Account
ACH Member. If your payment is rejected by your financial institution, the Transfer Agent will charge a $25.00 fee to your account. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent 5 days prior to the effective date.

Through Your Financial Intermediary	To purchase shares for another investor, call the Funds (toll-free) at 1-866-784-6867.	To purchase shares for another investor, call the Funds (toll-free) at 1-866-784-6867.

By Exchange	Call the Funds (toll-free) at 1-866-784-6867 to obtain exchange information. See “Exchanging Shares.”	Call the Funds (toll-free) at 1-866-784-6867 to obtain exchange information. See “Exchanging Shares.”
The Funds do not issue share Certificates.
You should use the following addresses when sending documents by mail or by overnight delivery:

By Mail	By Overnight Delivery
MDT Funds	MDT Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202
NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.
Selling Shares
Methods of Selling

To Sell Some or All of Your Shares
By Telephone	If you elected to have Telephone Redemption privileges on your Account Application, call the Funds (toll-free) at 1-866-784-6867 to place the order. (Note: For security reasons, requests by telephone will be recorded.) If you would like to add this option to an existing account, please send a written request containing signature guarantees for each account owner.

By Mail	Send a letter instructing the Funds to redeem the dollar amount or number of shares you wish. The letter should contain the Fund’s name, the account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all shareholders sign the letter. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Systematic Withdrawal Plan	The Funds offer shareholders a Systematic Withdrawal Plan. Call the Funds (toll-free) at 1-866-784-6867 to arrange for regular monthly or quarterly fixed withdrawal payments. The minimum balance required to establish a systematic withdrawal plan is $10,000 and payments must be a minimum of $50 per period. The Funds may require you to redeem all of your shares if your account balance falls below a Fund’s minimum. Please see General Transaction Policies below for additional information. Note that this plan may deplete your investment and affect your income or yield.

49	Your Account

To Sell Some or All of Your Shares
Through Your Financial Intermediary	Consult your account agreement for information on redeeming shares.

By Exchange	Call the Funds (toll-free) at 1-866-784-6867 to obtain exchange information. See “Exchanging Shares” for further information.

Payment of Redemption Proceeds
You may request redemption of your shares at any time. Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by a Fund or its agents. You may receive the proceeds in one of three ways:
1)	We can mail a check to your account’s address. You will generally receive the proceeds within seven days after a Fund or its agent receives your request in good order. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.

2)	We can transmit the proceeds by Electronic Funds Transfer (“EFT”) to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption. In order to be eligible for EFT transactions, your financial institution must be an ACH Member. We cannot debit or credit mutual fund or pass through accounts.

3)	For a $15 fee, we can transmit the proceeds by wire to the bank account of record. The fee will be deducted from your account on dollar specific requests and from the proceeds on share specific requests. If making the request over the phone, the shareholder has the option to have the fee taken from the balance or from the proceeds. The proceeds usually will arrive at your bank the first banking day after we process your redemption.
The All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund, the Small Cap Value Fund, and the Balanced Growth Fund charge a redemption fee of 2.00% on shares redeemed within one month of purchase. The Tax Aware/All Cap Core Fund charges a redemption fee of 2.00% on shares redeemed within six months of purchase. The Short-Term Bond Fund charges a redemption fee of 2.00% on shares redeemed within ten days of purchase.
When making a redemption request, make sure your request is in good order. “Good order” means your letter of instruction includes:
•	The name of the Fund

•	The number of shares or the dollar amount of shares to be redeemed

•	Signatures of all registered shareholders exactly as the shares are registered

•	The account number
Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 10 calendar days from the purchase date. This procedure is intended to protect the Funds and their shareholders from loss.
The Transfer Agent will send redemption proceeds by wire or EFT only to the bank account of record or in written instructions (with signature guaranteed) subsequently received by the Transfer Agent; and only if the bank is a member of the Federal Reserve System or the ACH System, respectively. If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

50	Your Account

Signature Guarantees
The Funds’ transfer agent may require a signature guarantee for certain redemption requests such as redemption requests made payable to a person or an address not on record with the Funds. A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. In addition to the requirements discussed above, a signature guarantee may be needed in the following situations:
•	If you change ownership on your account;

•	When adding telephone redemption to an existing account;

•	When adding or changing any automated banking information;

•	When you want the redemption proceeds sent to a different address than that registered on the account;

•	If the proceeds are to be made payable to someone other than the account’s owner(s);

•	Any redemption transmitted by federal wire transfer to a bank other than your bank of record;

•	If a change of address request has been received by the Transfer Agent within the last 15 days; or

•	For all redemptions of $50,000 or more from any shareholder account.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants from the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public cannot guarantee signatures. Signature guarantees are designed to protect both you and the Funds from fraud.
Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Funds (toll-free) at 1-866-784-6867 before making the redemption request to determine what additional documents are required.
Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required. To avoid delays in processing these requests, you should call the Funds (toll-free) at 1-866-784-6867 before making your request to determine what additional documents are required.
Exchanging Shares
You may exchange all or a portion of your investment from any class of shares of a Fund to the same class of shares of any other Fund. You may also exchange shares of the same class of a money market fund called the First American Prime Obligations Fund (the “First American Fund”). This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions. You will not be assessed a CDSC on exchanges into the First American Fund. Any CDSC that may be applicable will be assessed at the time of redemption from the First American Fund. Shares of the First American Fund are not offered by this prospectus. Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund’s prospectus and necessary exchange authorization forms, call 1-877-833-7114.
Please note that when exchanging from the MDT Funds to the First American Fund, you will begin accruing income the day following the exchange. When exchanging less than all of the balance from the First American Fund to your Fund, your exchange proceeds will exclude accrued and unpaid income from the First American Fund through the date of the exchange. An exchange is considered to

51	Your Account

be a sale of shares for Federal income tax purposes on which you may realize a taxable gain or loss. This exchange privilege does not constitute an offering or recommendation on part of the Funds or the Adviser of an investment in the First American Fund. The Funds reserve the right to limit exchanges into the First American Fund to no more than four exchanges in any 12-month period.
Any new account established through an exchange will be subject to the minimum investment requirements described above. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss. The Funds’ transfer agent charges a $5.00 fee for each exchange via telephone. Call the Funds (toll-free) at 1-866-784-6867 to learn more about exchanges.
Policy on Disruptive Trading
The Funds do not accommodate frequent purchases and redemptions of Fund shares by shareholders. The Funds are designed as long-term investments and, therefore, are not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of a Fund’s investment portfolio (“disruptive trading”).
Right to Reject or Restrict Purchase and Exchange Orders, and Redeem Shareholders.
The Funds discourage frequent purchases and redemptions of Fund shares by shareholders. The MDT Funds have adopted, and the Board has approved, policies and procedures reasonably designed to monitor Fund trading activity and, in cases where disruptive trading activity is detected, to take action to stop such activity. The Funds reserve the right to modify these policies at any time without shareholder notice. The Funds reserve the right to redeem any shareholder it believes may be engaged in inappropriate frequent trading activities.
In particular, the Funds, at the recommendation of the Adviser or the Distributor may, without any prior notice, reject a purchase order and/or terminate or restrict the exchange privilege (the Funds cannot reject a redemption request) of any investor, group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Funds, the Adviser or the Distributor, actual or potential harm to the Funds. The Adviser and Distributor consider factors which include transaction size, type of transaction, frequency of transaction and trade history when determining whether to reject a purchase order or terminate or restrict exchange privileges. Investors who have not engaged in disruptive trading may also be prevented from exchanging or purchasing shares of the Funds (but not from redeeming shares of the Funds) if the Funds, Adviser or the Distributor believe a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.
Limitations on Ability to Prevent Disruptive Trading.
Despite the efforts of the Funds, the Adviser and the Distributor to prevent disruptive trading within the Funds and the adverse impact of such activity, there is no guarantee that Funds’ policies and procedures will be effective.
Disruptive trading cannot be detected until the investor has engaged in a pattern of such activity, at which time a Fund may have experienced some or all of its adverse affects. Disruptive trading may be difficult to detect because investors may deploy a variety of strategies to avoid detection.
In addition, the Funds receive orders through financial intermediaries (such as brokers, retirement plan recordkeepers and variable insurance product sponsors) which may facilitate disruptive trading or utilize omnibus accounts that make it more difficult to detect and stop disruptive trading within the Funds. If a financial intermediary establishes an omnibus account with the Funds, the Distributor does not have access to underlying individual account transactions or shareholder information. Consequently, it may not be able to detect disruptive trading in Fund shares and, even if it is detected, may be unable to stop such activity. Also, there may exist multiple tiers of the financial intermediary,

52	Your Account

each utilizing an omnibus account structure, which may further compound the difficulty to the Funds of detecting and stopping disruptive trading activity in Fund shares. If the firm’s compliance monitoring of trading activity in omnibus accounts suggests potential market timing activity, the Funds or the Funds’ agents seek the cooperation of the intermediary omnibus account holder to provide transparency to evaluate the trading and use web-based and other tools made available by such intermediaries. If, as a result of this monitoring, it is believed that a shareholder has engaged in excessive short term trading, the Funds will ask the intermediary to restrict the account from further purchases and exchanges.
In seeking to prevent disruptive trading practices in Funds, the Funds and the Distributor consider only the information actually available to them at the time.
Risks of Disruptive Trading.
Disruptive trading of Fund shares may adversely affect Fund performance and the interests of long-term investors. Volatility resulting from excessive purchases or sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management and make it difficult to implement long-term investment strategies. In particular, disruptive trading may:
•	require a Fund to keep more assets in money market instruments or other very liquid holdings than it would otherwise like, causing the Fund to miss out on gains in a rising market;

•	require a Fund to sell some its investments sooner than it would otherwise like in order to honor redemptions; and

•	increase brokerage commissions and other portfolio transaction expenses because securities are constantly being bought and sold by the Fund as assets and move in and out.
The Funds that invest in foreign securities may be particularly susceptible to short duration trading strategies. This is because time zone differences among international stock markets can allow a shareholder engaging in a short duration strategy to exploit Fund share prices that are based on closing prices of securities established some time before the Fund calculates its own share price (typically 4:00 p.m. Eastern Time). In addition, to the extent a Fund significantly invests in high yield bonds or small-cap equity securities, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than funds which invest in highly liquid securities and cause dilution in the value of Fund shares held by other shareholders.
Retirement and Other Qualified Plans
You may purchase shares of the Funds for your individual retirement accounts including Traditional IRA, Rollover IRA, Roth IRA, Educational IRA, SEP IRA, Simple IRA and 401K accounts. To obtain the appropriate disclosure documentation and complete information on how to open a retirement account or roll over assets from your Memorial Drive Retirement Trust or other qualified plan account, call toll free 1-866-784-6867.
Transactions through Broker-Dealers
Dealers may charge their customers a processing or servicing fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to sales or other charges described in this prospectus. Your dealer will provide you with specific information about any processing or service fees you will be charged.

53	Your Account

General Transaction Policies
The Funds reserve the right to:
•	Vary or waive any minimum investment requirement.

•	Redeem all shares in your account if your balance falls below a Fund’s minimum. If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•	Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund.

•	Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

•	Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

•	Reject any purchase or redemption request that does not contain all required documentation. (See “Share Price” and “Payment of Redemption Proceeds” for required information for “Good Order” purchases and redemptions. Also see requirements for corporate, trust and other accounts.)
If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. “Reasonable precautions” may include asking you for an account number, account registration, social security number or tax ID number on the account. Once you place a telephone transaction request, it cannot be canceled or modified.
During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under “Buying Shares”.
In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-866-784-6867 to request individual copies of these documents. The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
Your broker/dealer or other financial organization may establish policies that differ from those of the Funds. For example, investors may be charged a fee if they effect transactions through a broker/dealer or agent. The organization may also set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this prospectus. Contact your broker/dealer or other financial organization for details.
Based on the Adviser’s analysis of the size of the applicable market, market liquidity, portfolio holdings of the Funds and other accounts of the Adviser, as well as other issues, upon 30 days’ written notice to Fund shareholders a Fund may close to new investors when it reaches an asset size determined by the Adviser to be too large to sustain additional assets. If a Fund closes to new investors, the Funds’ Board of Trustees will review, on at least a semi-annual basis, market conditions

54	Your Account

and other factors presented by the Adviser in order to determine whether to reopen the Fund to new investors.
Distributions and Taxes
Dividends and Distributions
Each Fund pays its shareholders dividends from the Fund’s net investment income and distributes any net capital gains the Fund has realized.
Dividends for each Fund other than the Short-Term Bond Fund are generally declared and paid at least annually, while dividends for the Short-Term Bond Fund are declared and paid monthly. Capital gains, if any, are generally distributed once a year.
If you elect to have dividends and/or capital gains distributions paid in cash, the Funds will automatically reinvest all distributions under $10 in additional shares of the applicable Fund.
If you elect to receive dividends and/or capital gains distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months; the Funds reserve the right to reinvest the distribution check in your account, at the applicable Fund’s current net asset value, and to reinvest all subsequent distributions.
Taxation
Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account) regardless of whether they are received in cash or reinvested in Fund shares. For federal income tax purposes, distributions of net investment income occurring in 2005 are taxable as ordinary income to the recipient shareholders. Qualifying distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gain to the recipient shareholder regardless of the length of time the shareholder held the Fund’s shares. A portion of any distribution properly designated as a dividend by the Fund may be eligible for the dividends-received deduction in the case of corporate shareholders.
Distributions by a Fund of “qualified dividends” and net capital gains (the excess of net long-term capital gains over net short-term capital losses) to shareholders are generally taxable to shareholders at the applicable long-term capital gains rate, regardless of how long a shareholder has held shares of the Fund.
Shareholders that sell or redeem shares generally will have a capital gain or loss from the sale or redemption. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale or redemption, and how long the shares were held by a shareholder.
A dividend or capital gains distribution declared by a Fund in October, November or December, but paid during January of the following year will be considered to be paid on December 31 of the year it was declared.
If the value of shares is reduced below a shareholder’s cost as a result of a distribution by a Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a dividend or capital gain distribution payment date should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

55	Distributions and Taxes

Shareholders will be advised annually as to the federal tax status of dividends and capital gain distributions made by each Fund for the preceding year. Distributions by the Funds generally will be subject to state and local taxes. Please note that dividends and distributions are taxable even if reinvested.
Additional tax information may be found in the SAI. Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

56	Distributions and Taxes

Financial Highlights
The financial highlight tables below show the Funds’ financial performance information. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all dividends and distributions). This information for the fiscal year ended July 31, 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request. The unaudited financial statements for the six-month period ended January 31, 2005 are included in the semi-annual report, which is also available by request. The information for prior periods was audited by other auditors.
Because the Tax/Aware All Cap Core Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Core Fund, Small Cap Growth Fund, and Small Cap Value Fund have recently commenced operations, there are no financial highlights at this time. Since Class A and C shares of the Balanced Growth Fund and Short-Term Bond Fund were not offered prior to the date of this prospectus, the financial highlights below for these Funds are for each Fund’s Institutional Class shares.

	All Cap Core Fund
	Adviser Class
	Six Months
	Ended			February 12,
	January 31,			2003(1)
	2005		Year Ended	through July
	(unaudited)		July 31, 2004	31, 2003

Per Share Data:
Net asset value, beginning of period	$13.52		$11.75	$10.17

Income from investment operations:
Net investment income	0.01	(5)	0.01	0.00
Net realized and unrealized gain on investments	1.50		2.05	1.58

Total from investment operations	1.51		2.06	1.58

Less distributions:
Dividends from net investment income	(0.03)		(0.02)	–
Distributions from net capital gains	(1.08)		(0.27)	–

Total dividends and distributions	(1.11)		(0.29)	–

Net asset value, end of period	$13.92		$13.52	$11.75

Total return	11.09	%(2)	17.53%	15.54	%(2)

Supplemental data and ratios:

Net assets, end of period	$18,624,981		$9,628,390	$1,584,985

Ratio of expenses to average net assets before reimbursement by Adviser	1.48	%(3)	1.65%	2.34	%(3)

Ratio of expenses to average net assets after reimbursement by Adviser	1.49	%(3)	1.50%	1.50	%(3)

Ratio of net investment loss to average net assets before reimbursement by Adviser	0.16	%(3)	(0.10)%	(0.63	%)(3)

Ratio of net investment income to average net assets after reimbursement by Adviser	0.15	%(3)	0.05%	0.21	%(3)

Portfolio turnover rate(4)	122.93	%(2)	95.80%	171.64	%(2)

(1)	Commencement of operations.

(2)	Not Annualized.

(3)	Annualized.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(5)	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding through the period.

57	Financial Highlights

	Balanced Growth Fund
	Institutional Class
	Six Months
	Ended			October 1,
	January 31,			2002(1)
	2005		Year Ended	through July
	(unaudited)		July 31, 2004	31, 2003

Per Share Data:
Net asset value, beginning of period	$12.82		$11.36	$10.00

Income from investment operations:
Net investment income(2)	0.11		0.13	0.13
Net realized and unrealized gain on investments	1.03		1.61	1.28

Total from investment operations	1.14		1.74	1.41

Less Distributions:
Dividends from net investment income	(0.15)		(0.15)	(0.05)
Distributions from net capital gains	(1.14)		(0.13)	(0.00)

Total dividends and distributions	(1.29)		(0.28)	(0.05)

Net asset value, end of period	$12.67		$12.82	$11.36

Total return	8.82	%(3)	15.37%	14.18	%(3)

Supplemental data and ratios:

Net assets, end of period	$58,724,311		$53,814,830	$41,473,645

Ratio of expenses to average net assets before reimbursement by Adviser	1.13	%(4)	1.17%	1.39	%(4)

Ratio of expenses to average net assets after reimbursement by Adviser	1.13	%(4)	1.17%	1.47	%(4)

Ratio of net investment income to average net assets before reimbursement by Adviser	1.72	%(4)	1.03%	1.58	%(4)

Ratio of net investment income to average net assets after reimbursement by Adviser	1.72	%(4)	1.03%	1.50	%(4)

Portfolio turnover rate	74.81	%(3)	78.44%	124.13	%(3)

(1)	Commencement of operations.

(2)	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

(3)	Not Annualized.

(4)	Annualized.

58	Privacy Policy

	Short-Term Bond Fund
	Institutional Class
	Six Months
	Ended			October 1,
	January 31,			2002(1)
	2005		Year Ended	through July
	(unaudited)		July 31, 2004	31, 2003

Per Share Data:
Net asset value, beginning of period	$9.63		$9.86	$10.00

Income from investment operations:
Net investment income(2)	0.13		0.06	0.15
Net realized and unrealized gain (loss) on investments	(0.02)		0.02	(0.07)

Total from investment operations	0.11		0.08	0.08

Less Distributions:
Dividends from net investment income	(0.15)		(0.15)	(0.22)
Distributions from net capital gains	—		(0.16)	—

Total dividends and distributions	(0.15)		(0.31)	(0.22)

Net asset value, end of period	$9.59		$9.63	$9.86

Total return	1.12	%(3)	0.86%	0.82	%(3)

Supplemental data and ratios:

Net assets, end of period	$35,399,362		$37,905,494	$45,750,186

Ratio of expenses to average net assets before reimbursement by Adviser	0.93	%(4)	0.89%	0.98	%(4)

Ratio of expenses to average net assets after reimbursement by Adviser	0.95	%(4)	0.95%	0.95	%(4)

Ratio of net investment income to average net assets before reimbursement by Adviser	2.61	%(4)	0.72%	2.00	%(4)

Ratio of net investment income to average net assets after reimbursement by Adviser	2.59	%(4)	0.66%	2.03	%(4)

Portfolio turnover rate	23.89	%(3)	96.92%	68.89	%(3)

(1)	Commencement of operations.

(2)	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

(3)	Not Annualized.

(4)	Annualized.

59	Privacy Policy

Notice of Privacy Policy
The Funds collect non-public information about you from the following sources:
•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.
We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.
In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.
Not a part of the Prospectus

60	Privacy Policy

MDTTM FUNDS

Investment Adviser	Independent Registered Public	Legal Counsel
MDT Advisers, a division of Harris	Accounting Firm	Paul, Hastings, Janofsky & Walker, LLP
Bretall Sullivan & Smith, LLC	PricewaterhouseCoopers LLP	55 Second Street, 24th Floor
125 CambridgePark Drive	125 High Street	San Francisco, CA 94105
Cambridge, MA 02140	Boston, MA 02110

Custodian	Administrator, Transfer Agent	Distributor
U.S. Bank, N.A.	and Fund Accountant	Quasar Distributors, LLC
425 Walnut Street	U.S. Bancorp Fund Services, LLC	615 E. Michigan Street
Cincinnati, OH 45202	615 E. Michigan Street	Milwaukee, WI 53202
Milwaukee, WI 53202
You can find more information about the Funds in the following documents:
Statement of Additional Information (“SAI”)
The SAI contains details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.
Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment climate that affected the Funds’ performance during the Funds’ last fiscal year.
You can obtain a free copy of these documents, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at 1-866-784-6867 or by writing to:
MDT Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Additionally, the Funds’ current annual and semi-annual reports are available on the Funds’ website at www.mdtfunds.com. The Funds’ SAI is not currently available on the Funds’ website.
You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room in Washington, D.C. 20549-0102 and review and copy documents while you are there. For more information about the operation of the Public Reference Room, contact the SEC by e-mail, publicinfo@sec.gov or by telephone, 1-202-942-8090.
Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.
1940 Act File No. 811-21141

Statement of Additional Information
Dated: August 26, 2005
MDT Funds
MDT All Cap Core Fund
MDT Tax Aware/All Cap Core Fund
MDT Large Cap Growth Fund
MDT Mid Cap Growth Fund
MDT Small Cap Core Fund
MDT Small Cap Growth Fund
MDT Small Cap Value Fund
MDT Balanced Growth Fund
MDT Short-Term Bond Fund
This Statement of Additional Information (“SAI”) provides general information about MDT All Cap Core Fund, MDT Tax Aware/All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund, MDT Balanced Growth Fund and MDT Short-Term Bond Fund (each a “Fund”, together the “Funds”), each a series of MDT Funds. This SAI is not a prospectus and should be read in conjunction with the Funds’ current Prospectuses, each dated August 26, 2005 as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of a Prospectus, please write or call the Funds at the address or telephone number below.
The Funds’ financial statements for the fiscal year ended July 31, 2004 and the Funds’ unaudited financial statements for the fiscal period ended January 31, 2005 are incorporated herein by reference to the Funds’ Annual Report dated July 31, 2004 and the Funds’ Semi-Annual Report dated January 31, 2005, respectively. A copy of the Annual Report may be obtained without charge by calling or writing the Funds as shown below.
MDT Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-784-6867

Organization of the Trust and the Funds
MDT Funds (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on June 26, 2002. The Trust’s Declaration of Trust permits the Trust to offer separate series of units of beneficial interest and separate classes. The Funds are currently the only series of the Trust and currently offer an Institutional Class, Class A and Class C shares. The Funds are each diversified series and have their own investment objectives and policies. The Trust may start more series or classes and offer shares of a new fund under the Trust at any time. On August 26, 2005, the Trust changed its name to “MDT Funds.” Before that time the Trust was known as the “Optimum QTM Funds”
The Trust is authorized to issue an unlimited number of interests (or shares) at $0.01 par value. Shares of each series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940 (the “1940 Act”) or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.
Each share of the Funds represents equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.
The assets of a Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of a Fund. In the event of the dissolution or liquidation of a Fund, the holders of shares of a Fund are entitled to share pro rata in the net assets of a Fund available for distribution to shareholders.
The Trust has adopted an Amended Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, which details the attributes of the Institutional Class, Class A and Class C shares of the Funds. Generally, Class A and Class C shares are subject to a Rule 12b-1 fee as described in the Class A and Class C prospectus. Shares of the Institutional Class are not subject to a Rule 12b-1 fee. More information regarding the Rule 12b-1 Plan can be found under the sub-heading “Distribution Plan.”

Description of the Funds
The Funds are each open-end, diversified investment companies, or mutual funds, with different investment objectives and strategies. The Funds’ investment objectives are described in the prospectuses together with each principal strategy. Below are the Funds’ strategies and other securities in which the Funds may invest. The MDT All Cap Core Fund, MDT – Tax/Aware All Cap Core Fund, MDT – Large Cap Growth Fund, MDT – Mid Cap Growth Fund, MDT – Small Cap Core Fund, MDT – Small Cap Growth Fund and MDT – Small Cap Value Fund typically invest primarily, if not entirely, in equity securities, while the MDT Short-Term Bond Fund typically invests primarily, if not entirely, in fixed-income securities. The MDT Balanced Growth Fund invests in proportion of equity and fixed-income securities between these two extremes. As a consequence, it is expected that the MDT All Cap Core Fund, MDT – Tax/Aware All Cap Core Fund, MDT – Large Cap Growth Fund, MDT – Mid Cap Growth Fund, MDT – Small Cap Core Fund, MDT – Small Cap Growth Fund and MDT – Small Cap Value Fund will incur more risk than the MDT Balanced Growth Fund, which will in turn incur more risk than the MDT Short-Term Bond Fund. A diversified Fund may not purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Fund’s assets may be invested without regard to this limitation.
Investments Policies, Strategies and Associated Risks
The following discussion supplements the description of the Funds’ investment objectives and strategies set forth in the Fund summaries contained in the Prospectuses. Except for the fundamental investment limitations listed below (see “Fundamental Investment Limitations”), the Funds’ investment strategies and policies are not fundamental and may be changed by sole action of the Trust’s Board of Trustees, without shareholder approval. Furthermore, these policies, strategies and risks pertain to all of the Funds. While each Fund is permitted to hold securities and engage in various strategies as described hereafter, none are obligated to do so.
Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether an investment complies with the Funds’ investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, a Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, a Fund intends to sell such investments as soon as practicable while trying to maximize the return to its shareholders. Please note, however, that the guidance referenced in the first two sentences does not apply to a Fund’s investments in illiquid securities or a Fund’s borrowing of money.
Other Investment Companies
Investment in other investment companies is a principal strategy of the Balanced Growth Fund and a non-principal strategy of the All Cap Core Fund, Tax-Aware/All Cap Core Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Core Fund, Small Cap Growth Fund, Small Cap Value Fund and Short-Term Bond Fund. Each Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole. As a shareholder of another investment company, each Fund bears, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.
Equity Securities
As a principal strategy, the All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund, the Small Cap Value Fund and the Balanced Growth Fund invest in equity securities. The Short-Term Bond Fund generally does not invest in equity securities. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Please see “Debt Securities” below.
The All Cap Core Fund, Tax Aware/All Cap Core Fund and the Balanced Growth Fund may invest in any size company. The Large Cap Growth Fund may invest in large-size companies, while the Mid Cap Growth Fund may invest in medium-size companies and the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund may invest in small-size companies. As a non-principal strategy, the Funds may invest in companies small enough to be considered micro-cap companies. Although diminished in large cap companies, the risks of investing in companies in general include business failure and reliance on erroneous reports. To the extent the Funds invest in the equity securities of small or medium-size companies, they will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.
Micro-Cap Companies

The All Cap Core Fund, the Tax Aware/All Cap Core Fund the Small Cap Core Fund, the Small Cap Growth Fund, the Small Cap Value Fund and the Balanced Growth Fund may invest in micro-cap companies. Generally, small, less-seasoned companies have more potential for rapid growth. They also often involve greater risk than large- and mid-cap companies, and these risks are passed on to the Fund. Micro-cap companies will likely not have the management experience, financial resources, product diversification and competitive strengths of companies with larger capitalization, and will be more vulnerable to adverse business or economic developments in the market as a whole. The value of securities of micro-cap companies, therefore, tends to be more volatile than the value of securities of larger, more established companies. Micro-cap company stocks also will be bought and sold less often and in smaller amounts than other stocks, making them less liquid than other securities. Because of this, if a Fund wants to sell a large quantity of a micro-cap company’s stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in smaller than desired quantities over a period of time.
Debt Securities
As a principal strategy, the Balanced Growth Fund and the Short-Term Bond Fund invest in debt securities. The All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund generally do not invest in debt securities. Debt purchased by each Fund will be as described in the Prospectuses. Debt securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities referred to as “high-risk” securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer’s capacity to pay interest and repay principal over a long period of time. Each Fund may invest in high yield debt securities or “junk bonds” that are considered high risk. Special tax considerations are associated with investing in high-yield securities structures as zero coupon or “pay-in-kind” securities. A Fund will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.
The payment of principal and interest on most debt securities purchased by a fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.
The ratings of Standard & Poor’s, Moody’s and other nationally recognized rating agencies represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. For a more detailed description of ratings, please see the Appendix.
U.S. Government Obligations. Investment in U.S. Government obligations is a principal strategy of the Balanced Growth Fund and the Short-Term Bond Fund. The All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund do not invest in U.S. Government obligations except for cash management purposes. The Funds may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.
Diversification of Investments
As a principal strategy, each Fund may not purchase the securities of any one issuer (other than the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Fund’s total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.
Borrowings
As a non-principal strategy, each Fund may borrow funds to meet redemptions, for other emergency purposes, or to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows a Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.
Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of a Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Borrowing by a Fund creates an opportunity for increased net income, but at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund’s net income will be greater than if borrowing were not used.
Securities Lending
As a non-principal strategy, the Funds may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of a Fund’s total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. A Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.
In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. Any securities that a Fund may receive as collateral will not become part of a Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, a Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which a Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and a Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.
Restricted and Illiquid Securities
As a non-principal strategy, the Funds may invest up to 15% of their net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are generally no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees. The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees). If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities, which may not exceed 15% of a Fund’s net assets. Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that a Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing securities. A Fund is permitted to sell restricted securities to qualified institutional buyers.
Foreign Securities
The Balanced Growth Fund as a principal strategy and the Short-Term Bond Fund as a non-principal strategy may invest in foreign securities. The All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Balanced Growth Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund may also invest in securities that could be classified as foreign securities. However, the Funds will not consider securities of a company organized outside of the United States as “foreign securities” if (1) their principal trading market is in the United States; (2) the securities are denominated in U.S. dollars; and (3) the issuer/company files financial statements with the SEC or other U.S. regulatory authority. The Adviser may look at other factors such as whether the issuer/company does substantial business in the United States or with U.S. citizens or has its principal place of business in the United States.

Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments.
In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Furthermore, investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of a Fund’s net assets and income may be affected by changes in exchange rates and regulations.
The internal politics of certain foreign countries may not be as stable as that of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners, could have a significant adverse effect upon the securities markets of such countries.
A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Furthermore, the interest and dividends payable on certain foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to a Fund and that may ultimately be available for distribution.
Other differences between investing in foreign companies and the U.S. include:
•	Information is less publicly available;
•	There is a lack of uniform financial accounting standards applicable to foreign companies;
•	Market quotations are less readily available;
•	There are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks;
•	There is generally a lower foreign securities market volume;
•	It is likely that foreign securities may be less liquid or more volatile;
•	There are generally higher foreign brokerage commissions;
•	There may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems; and
•	The mail service between countries may be unreliable.

Emerging Market Countries
Although there is no current intention to do so, as a non-principal strategy, the Balanced Growth Fund may also invest in emerging market countries or developing countries. The Short-Term Bond Fund may not invest in emerging market countries. Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, Funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week. Furthermore, some of the currencies in emerging markets have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.
Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a portfolio and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involve a high degree of risk.
Derivatives
As a non-principal strategy, each Fund may be invested in derivative securities. The Funds may invest in a wide range of derivatives, including call and put options, futures, and forward contracts, for hedging purposes as well as direct investment. Each Fund may use derivatives to hedge large cash flows with the intent of reducing the trading costs of the Funds.
Buying Call and Put Options. Call and put options may be entered into in order to limit the risk of a substantial increase in the market price of the security that a Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost. By buying a put, a Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.
Writing (Selling) Call and Put Options. The Funds have the ability to write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as a Fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.
Covered call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price. A call option written by a Fund is “covered” if such Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash and high grade debt securities in a segregated account with its custodian bank. A Fund may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of that Fund. A Fund’s turnover may increase through the exercise of a call option; this will generally occur if the market value of a “covered” security increases and such Fund has not entered in to a closing purchase transaction.
As a writer of an option, a Fund receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.
The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause a Fund to forego future appreciation of the securities covered by the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of the loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to a Fund’s ability to close out the option it has written.
A Fund may write exchange-traded call options on its securities. Call options may be written on portfolio securities indices, or foreign currencies. With respect to securities and foreign currencies, a Fund may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Fund will own the underlying securities. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be “covered” by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicate the movement of the index.
A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When a Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, each Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Funds may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.
During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciated price above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the Funds’ ability to close out the option that it has written.
The writer of an option who wishes to terminate its obligation may effect a “closing purchase transaction” by buying an option of the same securities as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is also no guarantee that a Fund will be able to effect a closing purchase transaction for the options it has written.
Effecting a closing purchase transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with a different exercise price, expiration date, or both. Effecting a closing purchase transaction will also permit the Funds to use cash or proceeds from the investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.
Funds realize profits from closing purchase transactions if the price of the transaction is less than the premium received from writing the option. Likewise, a Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security.
Writing Over-the-Counter (“OTC”) Options. The Funds have the ability to engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange traded options. Just as with exchange traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.
OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information obtained from market makers. Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.
A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.
The Funds will cover any OTC put and call options with some form of U.S. Government Obligation.
Futures Contracts. The Funds have the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery or cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.
A Fund will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin.” Thereafter, a Fund may need to make subsequent deposits, known as “variation margin,” to reflect changes in the level of the stock index.
Risks Associated With Options and Futures. A Fund may write covered call options and purchase and sell stock index futures contracts to hedge against declines in the market value of its portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, a Fund receives a premium but loses any opportunity to profit from an increase in the market price if the underlying securities decline, though the premium received may partially offset such loss.
Although stock index futures contracts may be useful in hedging against adverse changes in the value of a particular Fund’s investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Fund’s investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of a Fund’s investment securities may differ substantially from the changes anticipated by a Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than such Fund’s initial investment in such a contract.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on a Fund’s strategies for hedging its securities.
Often, futures purchased or sold by a Fund will be traded in foreign securities. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.
For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the CFTC regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. A Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections as transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.
When-Issued Purchases, Delayed Delivery and Forward Commitments
As discussed in the Prospectuses, the Funds may purchase or sell particular securities with payment and delivery taking place at a later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. When any Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid high grade debt securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments. It may be expected that the market value of a Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.
When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place. In addition, when a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.
The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day that Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment remains in effect.
Short Sales
As a non-principal strategy, although not currently part of any of the Fund’s investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities. A Fund must borrow the security to deliver it to the buyer. A Fund is then obligated to replace the security borrowed at the market price at the time of replacement. Until the security is replaced, a Fund is required to pay the lender any dividends or interest which accrue on the security during the loan period. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out. The Adviser anticipates that the frequency of short sales will vary substantially under different market conditions and each Fund does not intend that any significant amount of its assets, as a matter of practice, will be in short sales, if any.
In addition to the short sales discussed above, each Fund also has the ability to make short sales “against the box,” a transaction in which a Fund enters into a short sale of a security owned by such Fund. A broker holds the proceeds of the short sale until the settlement date, at which time a Fund delivers the security to close the short position. A Fund receives the net proceeds from the short sale.
When the Fund’s portfolio manager anticipates that the price of a security will decline, the portfolio manager may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. Use of short sales by the Fund may have the effect of providing the Fund with investment leverage.
Mortgage-Backed and Asset-Backed Securities
As a principal strategy for the Balanced Growth Fund and the Short-Term Bond Fund, the Funds may invest in residential and commercial mortgage-backed as well as other asset-backed securities (collectively called “asset-backed securities”). These securities are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.
The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments. The average life of a mortgage-backed instrument may be substantially less than the original maturity of the mortgages underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be a function of current market rates and current conditions in the relevant housing and commercial markets. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than non-callable bonds with comparable maturities. In calculating the average-weighted maturity of each Fund, the maturity of asset-backed securities will be based on estimates of average life. There can be no assurance that these estimates will be accurate.
There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.
Mortgage-backed securities such as collateralized mortgage obligations (“CMOs”) may also be purchased. There are several types of mortgage-backed securities which provide the holder with a pro rata interest in the underlying mortgages, and CMOs which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes and their relative payment rights may be structured in many ways. In many cases, however, payments of principal are applied to the CMO classes in order of their respective maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier maturity date are paid in full. The classes may include accrual certificates (also known as “Z-Bonds”), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes (“PACs”) which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes. Investments in CMO certificates can expose a Fund to greater volatility and interest rate risk than other types of mortgage-backed obligations. Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.
The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e. loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity. Moreover, asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e. credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and may require the repossession of personal property upon the default of the debtor, which may be difficult or impracticable in some cases.
Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing, or liquidating such securities.
In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans. Like other fixed-income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.
Non-mortgage asset-backed securities do not have the benefit of the same security in the collateral as mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.
Warrants
As a non-principal strategy, the Funds have the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.
The purchase of warrants involves the risk that a fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.
Stripped Securities
As a non-principal strategy, a Fund may have the ability to purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations. These participations are issued at a discount to their “face value,” and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.
Repurchase Agreements and Reverse Repurchase Agreements
As a non-principal strategy, the Funds may have a portion of their net assets in cash or cash equivalents for a variety of reasons, including waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its net assets, a Fund may enter into repurchase agreements. Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to a Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by a Fund in each repurchase agreement. The Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.
Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund’s ability to sell the underlying securities. A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e. banks or broker-dealers that the Adviser has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.
The Funds may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. A Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the Fund’s obligation under the agreement, including accrued interest, in a segregated account with the Fund’s custodian bank. The securities subject to the reverse repurchase agreement will be marked-to-market daily.
The use of repurchase agreements by a Fund involves certain risks. For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by a Fund not within the control of the Fund, and therefore the realization by the Fund on the collateral may be automatically stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.
Temporary Investments
When the Adviser believes market or economic conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents, or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the Funds, or the U.S. economy. Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market fund shares, and other money market equivalents. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.
Fundamental Investment Limitations
Unless otherwise noted, each of the Funds has adopted and is subject to identical fundamental investment limitations. The following restrictions may only be changed if the change is approved by holders of a majority of a funds’s outstanding voting securities. As used in this SAI, “a majority of a Fund’s outstanding voting securities” means (i) more than 50% of the Fund’s outstanding voting shares or (ii) 67% or more of the Fund’s voting shares present at a shareholder meeting if more that 50% of the Fund’s outstanding voting shares are represented at the meeting in person or by proxy, whichever is less.
Each Fund may not:
1.	Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests therein, except that a Fund may purchase securities issued by issuers, including real estate investment trusts, which invest in real estate or interests therein.
2.	Make loans if, as a result, more than 33 1/3% of any Fund’s total assets would be loaned to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities (iv) loan money to other Funds within the Trust in accordance with the terms of any applicable rule or regulation that may permit such practice (inter-fund lending is currently prohibited under the 1940 Act) or an exemptive order (granted directly to Fund) removing the current prohibitions that exist under the 1940 Act.
3.	Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.
4.	Issue senior securities, except that this restriction shall not be deemed to prohibit the Funds from (i) making any permitted borrowings, loans, mortgages, or pledges, (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretation thereof.

5.	Borrow money in an amount exceeding 33 1/3% of the value of each Fund’s total assets, provided that each Fund may borrow money from other funds within the Trust in accordance with the terms of any applicable rule or regulation that may permit such practice (inter-fund borrowing is currently prohibited under the 1940 Act) or exemptive order (granted directly to Fund) removing the current prohibitions that exist under the 1940 Act.
6.	Concentrate its investments in any one industry or sector if, as a result, 25% or more of a Fund’s assets will be invested in such industry or sector. This restriction, however, does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities.
     7. Invest in other investment companies except as permitted by the 1940 Act, as amended.
The Trust has made an election under Rule 18(f)(1) of the 1940 Act to pay in cash all redemptions by shareholders of record, limited in amount with respect to each shareholder during any 90 day period to the lesser of (i) $250,000 or (ii) the net asset value of the Fund at the beginning of such period.
Portfolio Holdings Information
Each Fund may disclose portfolio holdings information as required by applicable law (e.g., in annual and semi-annual reports, and in quarterly reports on Form N-Q), or as requested by governmental authorities. These reports describe the portfolio holdings as of the end of the relevant period, and are filed and distributed to shareholders (when applicable) within the time limits established by the SEC.
In addition, information concerning the Funds portfolio holdings may be disclosed as provided below:
Disclosure of Holdings to Service Providers and Ratings Agencies
Pursuant to policies and procedures adopted by the Funds’ Board of Trustees, the Adviser may distribute (or authorize the custodian or distributor to distribute) non-public portfolio information (“Confidential Portfolio Information”) to a Fund’s service providers, including on an ongoing basis. These service providers include custodians, pricing services, proxy voting services, accountants and auditors named in the Trust’s registration statement (“Service Providers”).
The Adviser may distribute (or authorize the custodian or distributor to distribute) Confidential Portfolio Information to and to facilitate review of a Fund by certain mutual fund analysts and ratings agencies (currently, Morningstar, Citigate Financial Intelligence, Vickers Stock Research, Lipper, Standard & Poors, Thomson Financial and Bloomberg L.P.) (“Rating Agencies”); provided, however, that such disclosure is limited to the information that the Adviser believes is reasonably necessary in connection with the services to be provided.
Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the Adviser’s Chief Compliance Officer (or persons designated by the Adviser’s Chief Compliance Officer) must determine that, under the circumstances, disclosure is in or not opposed to the best interests of the relevant Fund. Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement. Such confidentiality agreements generally shall include a prohibition on trading based on the Confidential Portfolio Information. The frequency with which the Confidential Portfolio Information will be disclosed, as well as the lag time associated with such disclosure, will vary and could range from no lag time in some cases (for example, information provided to the transfer agent and the fund administrator) to four months, given the Funds’ policy of publicly disclosing their portfolio holdings every four months as described below. Additionally, the Funds will disclose their portfolio holdings information on the MDT Funds website quarterly, within one month of the end of each calendar quarter.
Disclosure of Individual Portfolio Holdings
Employees of the Adviser may discuss specific Fund portfolio holdings with the public and/or the media. The Adviser maintains policies and procedures which require pre-approval prior to an employee discussing a specific security. In addition, the confirmation of whether a stock is held in a Fund and the specific weighting must follow the public disclosure procedures as described above.
Various non-Fund portfolios of other clients of the Adviser may hold securities substantially similar to those held by the Funds, since the Adviser maintains a “target portfolio” for each of its investment strategies which often utilize similar securities for various client portfolios (including the Funds’) managed with a particular investment strategy. The Adviser has implemented separate policies and procedures with respect to appropriate disclosure of such non-Fund holdings and target portfolios, including to the Adviser’s other clients and their agents. These policies and procedures are similar to the policies and procedures of the Funds, and are designed to keep the portfolio holdings information confidential.
Board of Trustees Oversight of Disclosure of Fund Portfolio Holdings
Any other distribution of Confidential Portfolio Information requires the prior approval of the President of the Funds or the Funds’ Chief Compliance Officer upon a determination that the Fund has a legitimate business purpose for the disclosure and the party is subject to a duty of confidentiality. Any such disclosure of Fund portfolio holdings will be reported to the Board of Trustees at its next regular meeting. In the event of a conflict between the interests of the Fund and the interests of Adviser or an affiliated person of the Adviser, the Chief Compliance Officer shall make a determination in the best interests of the Fund, and shall report such determination to the Fund’s Board of Trustees. This policy, together with the policies described above which have been approved by the Board of Trustees, ensures that any disclosure of Confidential Portfolio Information is in the best interests of Fund shareholders.

Management of the Funds
Board of Trustees
     The management and affairs of the Funds are supervised by the Board of Trustees of the Trust. The Board of Trustees consists of five individuals, three of whom are not “interested persons” of the Trust or the Adviser as that term is defined in the 1940 Act (“Independent Trustees”). The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds. The Trustees of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.
Independent Trustees

				# of
				Portfolios in
		Term of		Fund
	Position(s)	Office and	Principal	Complex	Other Trusteeships/
	Held with	Length of	Occupation(s)	Overseen	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	by Trustee	by Trustee

Albert H. Elfner, III 53 Chestnut Street Boston, MA 02114 DOB: 10/6/1944	Trustee	Indefinite term; Since August 2002	Chairman/CEO, Keystone Investment, an investment company (1992 – 1996); Chairman, Evergreen Investment Management, an investment management company (1996 – 1999).	9	Unitil Corp, investor owned utility (1998 – present); NGM Insurance Co.

Jean E. de Valpine c/o 125 CambridgePark Drive Cambridge, MA 02140 DOB: 12/14/1921	Trustee	Indefinite Term; Since August 2002	Retired	9	Visarc, Inc., a computer company (1986 – present); TradeCraft Corp., a patent company (1998 – present).

C. Roderick O’Neil O’Neil Associates P.O. Box 405 South Glastonbury, CT 06073-0405 DOB: 01/26/1931	Trustee	Indefinite term; Since August 2002	Chairman, O’Neil Associates, an investment consultant (1984-present).	9	CIIT, a money market fund (1996-present).

Harland A. Riker, Jr. The Chalet 305 127 Peruvian Ave Palm Beach, FL 33480 DOB: 8/1/1928	Trustee	Indefinite term; Since August 2002	Retired	9	Interstate Resource, a paper/packaging company; Chairman of Advisory Board, Palamon Capital Partners, a UK-based private equity firm investing in Europe; Provident Art Trust Foundation.

Interested Trustees and Officers

# of
Portfolios in
		Term of		Fund
	Position(s)	Office and		Complex	Other Trusteeships/
	Held with	Length of	Principal Occupation(s)	Overseen	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	by Trustee	by Trustee

R. Schorr Berman* 125 CambridgePark Drive Cambridge, MA 02140 DOB: 8/22/1948	Trustee and President	Indefinite Term; Since August 2002	President and Chief Executive Officer, MDT Advisers, a division of Harris Bretall Sullivan & Smith LLC and its predecessor, MDT Advisers, Inc., an investment adviser (1987 – present).	9	Harris Bretall Sullivan & Smith LLC; Keurig Premium Coffee System, a signal/cup coffee brewing system (2001-present);Intranets.com, an intranet software company (1999-present.

John C. Duane 125 CambridgePark Drive Cambridge, MA 02140 DOB: 5/21/1954	Treasurer	Indefinite Term; Since 2002	Controller, MDT Advisers, a division of Harris Bretall Sullivan & Smith LLC and its predecessor, MDT	N/A	N/A
	Chief Compliance Officer	Indefinite Term; Since June 2004	Advisers, Inc., an investment adviser (1999- present); Controller, Bank Boston, N.A., investment banking company (1995- 1999).

John F. Sherman 125 CambridgePark Drive Cambridge, MA 02140 DOB: 8/28/1967	Secretary	Indefinite Term; Since August 2002	Portfolio Manager, MDT Advisers, a division of Harris Bretall Sullivan & Smith LLC and its predecessor, MDT Advisers, Inc., an investment adviser (2000 – present); Senior Analyst, Citizens Financial Group, a banking company (1999 – 2000); Senior Analyst, FDIC, bank supervisor (1991 – 1999).	N/A	N/A

*Mr. Berman is considered an “interested person” as defined in the 1940 Act because of his affiliation as President and CEO of the Adviser.
Board Committees
The Board of Trustees has three standing committees as described below:
Audit Committee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust and meets at least once annually. The Audit Committee met twice during the fiscal year ended July 31, 2005. The Audit Committee is comprised of all of the Independent Trustees as follows: Mr. Elfner, Mr. De Valpine, Mr. O’Neil and Mr. Riker.
Nominating Committee. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating Committee did not have reason to meet during the fiscal year ended July 31, 2004. The Nominating Committee is comprised of all of the

Independent Trustees as follows: Mr. Elfner, Mr. De Valpine, Mr. O’Neil and Mr. Riker. There are no policies in place regarding nominees recommended by shareholders.
Valuation Committee. The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board. The Valuation Committee meets as necessary when a price is not readily available. The Valuation Committee did not meet during the fiscal year ended July 31,2004. Mr. Berman (an interested trustee) and Mr. Duane (the treasurer) comprise the Valuation Committee.
Compensation
For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $1,000 per year and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The following table shows the compensation earned by each Trustee for the Trust’s fiscal year ended July 31, 2004:
Independent Trustees

		Pension or	Estimated
	Aggregate	Retirement Benefits	Annual	Total Compensation from
Name of	Compensation	accrued as Part of	Benefits Upon	Fund and Fund Complex*
Person/Position	From Fund*	Fund Expenses	Retirement	Paid to Trustees
Albert H. Elfner, III	$6,000	None	None	$6,000
Jean E. de Valpine	$6,000	None	None	$6,000
C. Roderick O’Neil	$6,000	None	None	$6,000
Harland A. Riker	$6,000	None	None	$6,000

*	These figures represent total payments for the three series of the Funds comprising the Trust as of July 31, 2004. The All Cap Core Fund, the Balanced Growth Fund, and the Short-Term Bond Fund each paid $2,000 to each Trustee.
Board Interest in the Funds
As of December 31, 2003, the Trustees beneficially owned the following amounts in the Funds.

Key
A. $1-$10,000
B. $10,001-$50,000
C. $50,001-$100,000
D. over $100,000
Dollar Range of Equity Securities Beneficially Owned (1)
Independent Trustees

Aggregate Dollar Range of Equity
Securities Beneficially Owned in All
Registered Investment Companies
	All Cap		Short-Term Bond	Overseen by Trustee in Family of
Name of Trustee	Core Fund	Balanced Growth	Fund	Investment Companies
Albert H. Elfner, III	None	None	None	None
Jean E. de Valpine	D	None	None	D
C. Roderick O’Neil	D	None	None	D

Aggregate Dollar Range of Equity
Securities Beneficially Owned in All
Registered Investment Companies
	All Cap		Short-Term Bond	Overseen by Trustee in Family of
Name of Trustee	Core Fund	Balanced Growth	Fund	Investment Companies
Harland Riker	B	None	None	B
Interested Trustees

Aggregate Dollar Range of Equity
Securities Beneficially Owned in All
Registered Investment Companies
	All Cap		Short-Term	Overseen by Trustee in Family of
Name of Trustee	Core Fund	Balanced Growth	Bond Fund	Investment Companies
R. Schorr Berman	D	B	B	D

(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.
Control Persons, Principal Shareholders, and Management Ownership
Control persons are persons deemed to control a Fund because they own beneficially over 25% of its outstanding securities. Control persons could affect the outcome of proxy voting or the direction of management of a Fund. Principal holders are persons that own beneficially 5% or more of a Fund’s outstanding shares. As of July 31, 2005 all other Trustees and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities and Exchange Act of 1934) 1.25% of shares of the Institutional Class of the All Cap Core Fund and less than 1% of shares of the Balanced Growth Fund, Short-Term Bond Fund and the Adviser Class of the All Cap Core Fund.
The following tables provide the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund as of July 31, 2005
Principal Holders of the All Cap Core Fund – Institutional Class

		%Ownership
Name and Address	Shares	of Fund	of Class	Type of Ownership

U.S. Bank N.A. Customer Harry W. Lambe 10 Mills Pt. Middleton, MA 01949-2505	205,753.981	4.25%	7.20%	Beneficial

U.S. Bank N.A. Customer Donald W. Meals 16 Pheasant Lane Bedford, MA 01730-1043	143,529.082	2.97%	5.02%	Beneficial

Principal Holders of the Balanced Growth Fund – Institutional Class

Name and Address	Shares	% Ownership	Type of Ownership

U.S. Bank N.A. Customer Richard F. Messing 51 Arlington Rd. Wellesley, MA 02481-6127	378,222.791	7.85%	Beneficial
As of July 31, 2005, neither the Class A shares of the All Cap Core Fund nor the Short-Term Bond Fund had any principal holders.
Control Persons of the Funds
The Funds do not have any Control Persons.
Investment Adviser
In an August 26, 2002 merger between MDT Advisers, Inc. and Harris Bretall Sullivan & Smith, LLC (“HBSS”), MDT Advisers, became a division of HBSS. HBSS is a Delaware limited liability company, registered as an investment adviser with the SEC. MDT Advisers is now a division of HBSS (the “Adviser”).
On August 7, 2002, the Board of the Trustees of the Trust, on behalf of the All Cap Core Fund, the Balanced Growth Fund and the Short-Term Bond Fund, approved an initial two-year investment advisory agreement with the Adviser, and On May 17, 2005, the Board of Trustees of the Trust, on behalf of the Tax Aware All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund, approved an initial two year investment advisory agreement with the Adviser (each an “Agreement,” collectively, the “Agreements.”). After the initial two years, each Agreement may continue on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Funds. In either event, the Agreement must also be approved by a majority of the Trustees of Trust who are neither parties to the Agreement nor “interested persons” as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Agreements may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Funds. The Adviser’s investment decisions are made subject to the direction and supervision of the Board of Trustees. Ultimate decisions as to the investment policy are made by the Trust’s officers and the Trustees.
Under the Agreements, the Adviser is responsible for the day-to-day management of each of the Funds in accordance with their investment objectives and strategies. Furthermore, the Adviser is ultimately responsible for the investment performance of each of the Funds because it allocates each Fund’s assets among the various asset classes and/or sectors and monitors the Funds for any necessary re-balancing or re-allocation. For its services, the Adviser is entitled to receive the following fees:

Annual Advisory Fee
(as a % of average
Fund	daily net assets)

MDT All Cap Core Fund	0.75%
MDT Balanced Growth Fund	0.75%
MDT Short-Term Bond Fund	0.40%
MDT Tax Aware/All Cap Core Fund	1.00%
MDT Large Cap Growth Fund	0.75%
MDT Mid Cap Growth Fund	0.90%
MDT Small Cap Core Fund	1.25%
MDT Small Cap Growth Fund	1.25%
MDT Small Cap Value Fund	1.25%
In addition to the services provided by the Adviser pursuant to the Agreements, the Adviser may, from time to time, provide the Funds with office space for managing their affairs, with the services of required personnel, and with certain clerical services and facilities. These services are provided without reimbursement by the Funds for any costs incurred.
The Adviser has also entered into an Expense Waiver and Reimbursement contract in which it has agreed to keep each of the Fund’s expenses to a certain minimum (as described in the Fee Tables for the Funds). Under the Expense Waiver and Reimbursement contract, the Adviser may recapture waived or reimbursed expenses for a three-year period under specified conditions. This contract is in effect for one year and expires on November 30, 2006 for the All Cap Core Fund, the Balanced Growth Fund and the Short-Term Bond Fund, and is in effect for two years and expires on August 31, 2007 for the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund.
On September 21, 2004, the Board of Trustees performed its annual review of the Agreement for the All Cap Core Fund, the Balanced Growth Fund and the Short-Term Bond Fund. Both in respect of the September 21, 2004 meeting and in approving the Advisory Agreement on behalf of the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund at a meeting of the Board of Trustees on May 17, 2005, the Board of Trustees, including the Independent Trustees, took into consideration information provided at the relevant meeting, as well as a wide variety of materials relating to the services provided by the Adviser, including reports on each Fund’s investment results; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by Adviser to the Fund (or expected to be provided, in the case of the new Funds). In addition, the Board reviewed information regarding, as applicable, each Fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding the Adviser, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to each Fund.
In deciding to renew or initially approve, as the case may be, the Agreements, the Board of Trustees did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

1. Nature, Extent and Quality of Services
The Adviser, its personnel and its resources. The Board considered the depth and quality of the Adviser’s investment management process, including its sophisticated quantitative methodology; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization (and its ultimate parent); and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Trustees considered the Adviser’s commitment to investing in information technology supporting investment management and compliance. They further considered the Adviser’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.
Other Services. The Board considered the Adviser’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with each Fund.
The Board concluded that the nature, extent and quality of the services provided by the Adviser has benefited and will continue to benefit each Fund and its shareholders.
2. Investment Performance
With respect to the existing Funds, the Board considered each Fund’s unique, balanced pursuit of its investment objectives and the investment results of each Fund in light of its objectives. The Trustees compared each Fund’s total returns with various independent mutual fund indices. The Board reviewed the investment results of the All Cap Core Fund for the one-year and since inception period ended July 31, 2004 relative to multiple stock market indices and a group of peer funds. They noted that the Fund had outperformed all of the relevant benchmarks during the previous year and only marginally underperformed the indices for the period from the Fund’s inception through July 31, 2004. The Trustees reviewed the performance of the Balanced Growth Fund and noted that the Fund had significantly outperformed equity indices during the year ended July 31, 2004 and only marginally underperformed those equity indices for the period from the Fund’s inception through July 31, 2004 despite a 25-35% allocation to fixed income securities. The Board also noted that the Fund had outperformed its Lipper peers during the periods. The Trustees reviewed the performance of the Short-Term Bond Fund and noted that the Fund had underperformed its relevant benchmarks during the one-year period and the period from the Fund’s inception through July 31, 2004. However, the Trustees noted and discussed the Fund’s conservative posturing relative to the peers and indices during a time where the Adviser believed that the risk-reward profile with respect to interest rates was not in favor of the Fund. The Trustees noted that this posturing was communicated to them and discussed on a quarterly basis as the Board reviewed the performance of each Fund.
In addition, the Board also reviewed information prepared by the Adviser suggesting that each Fund’s returns over these same periods were achieved for materially less risk (measured by reference to volatility).
Finally, with respect to the All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund, the Trustees reviewed long-term performance of each strategy and noted the superior performance. The Board ultimately concluded that the Adviser’s performance record in managing each existing Fund indicates that its continued management will benefit the Fund and its shareholders.
3. Advisory Fees and Total Expenses
The Board reviewed the advisory fees and total expenses of each Fund and compared such amounts with the average fee and expense levels of other funds in the applicable Lipper indices. The Board observed that the advisory fees of the All Cap Core Fund and Balanced Growth Fund were slightly above the median of other mutual funds with similar investment objectives and size according to reports prepared by the Fund’s administrator based on data from Lipper. However, the Trustees noted that the total expense ratios for each of the Funds were below the median of the same peer group. With respect to the Short Term Bond Fund, the Board observed that the advisory fee charged approximately equal to the median of the Lipper peer group of funds with similar size and investment objective, while the total expense ratio was again lower than that of the peer group. The Board noted that, to date, the Adviser has waived significant fees with respect to the All Cap Core Fund, had deferred significant fees for the Balanced Growth Fund and Short-Term Bond Fund while those Funds accumulated assets and would likely waive significant fees for the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund initially. The Board concluded that the level of the fees charged by the Adviser was appropriate and benefited each Fund and its shareholders. The Board also reviewed information regarding the advisory fees paid by institutional clients of the Adviser with similar investment mandates. The Trustees concluded that although the fees paid by those clients generally were lower than those paid by the Funds, the differences appropriately reflected the Adviser’s significantly greater responsibilities with respect to the Funds, and the more comprehensive regulatory regime applicable to mutual funds.
4. Adviser, Costs, Level of Profits and Economies of Scale
The Board reviewed information regarding the Adviser’s costs of providing services to the Funds, as well as the resulting level of profits to the Adviser, noting that those results were comparable to the reported results of several investment management companies. The Board also received information regarding the structure and manner in which the Adviser’s investment professionals were compensated and the Adviser’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered the Adviser’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. The Trustees noted that at their present asset size breakpoints in each Fund’s advisory fee structure were not practicable, but that economies of scale in the cost of operations, to the extent they exist, effectively were being shared given the Adviser’s waivers of fees in respect of several of the Funds. The Board concluded that each fund’s cost structure was reasonable.
5. Ancillary Benefits
The Board considered a variety of other benefits received by the Adviser, including possible ancillary benefits to its institutional management business. The Board reviewed the Adviser’s portfolio trading practices, noting that the Adviser receives the benefit or research provided by broker-dealers executing portfolio transactions on behalf of a Fund, and other soft dollar research benefits.

6. Conclusions
Based on its review, including their consideration of each of the factors referred to above, the Board concluded that the Agreements are fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received, or will receive, as the case may be, reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the renewal or initial approval, as the case may be, of the Agreement was in the best interests of each Fund and its shareholders.
Each Fund is actively managed and has no restrictions upon portfolio turnover. Each Fund’s rate of portfolio turnover may be greater than that of many other mutual funds. A 100% annual portfolio turnover would be achieved if each security in a Fund’s portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year. Trading also may result in realization of capital gains that would not otherwise be realized, and shareholders are taxed on such gains when distributed from that Fund, whether reinvested or otherwise.
The table below shows the amount of advisory fees paid by the Funds and the amount of fees waived and/or absorbed by the Adviser from commencement of operations through the fiscal year ended July 31, 2004.

		Advisory Fee Paid After
All Cap Core Fund	Advisory Fee Accrued	Waivers

10/1/02-7/31/03	$93,815	$(12,207)
Fiscal Year Ended July 31, 2004	$264,886	$211,525

		Advisory Fee Paid After
Balanced Growth Fund	Advisory Fee Accrued	Waivers

10/1/02-7/31/03	$181,386	$200,142	*
Fiscal Year Ended July 31, 2004	$385,714	$385,714

		Advisory Fee Paid After
Short-Term Bond Fund	Advisory Fee Accrued	Waivers

10/1/02-7/31/03	$117,579	$108,864
Fiscal Year Ended July 31, 2004	$165,133	$188,441	*

*	The Advisory Fee that the Adviser received for managing the Fund exceeded the contractual advisory fee because the Adviser was able to recover expenses that it had waived during the organization of the Fund or in the previous fiscal year.
Portfolio Managers
Dr. David M. Goldsmith and Mr. John Sherman are the Portfolio Managers for the Funds. The All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund are managed by Dr. Goldsmith. The Balanced Growth Fund is managed by Dr. Goldsmith and John Sherman. The Short-Term Bond Fund is managed by Mr. Sherman.

Dr. David M Goldsmith
Dr. David M. Goldsmith serves as a primary Portfolio Manager of the All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Balanced Growth Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund. The following provides information regarding other accounts managed by Dr. Goldsmith as of May 6, 2005:

			Number of	Assets in
			Accounts for	Accounts for
			which	which
			Advisory Fee	Advisory Fee
Category of	Total Number of	Total Assets in	is Based on	is Based on
Account	Accounts Managed	Accounts Managed	Performance	Performance
Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	6	$14,061,000	1	$9,558,000
Other Accounts	12,309	$2,680,933,000	0	0
Dr. Goldsmith’s compensation is a fixed cash salary that is not based on Fund performance. However, Dr. Goldsmith does receive a cash bonus as part of his compensation that is calculated based on a percentage of the total advisory revenue. Dr. Goldsmith’s compensation also includes a retirement plan, which consists of a 401(k) plan. Dr. Goldsmith’s compensation with respect to services provided to the Funds is no different than compensation he receives for services provided to other accounts.
Mr. John Sherman
Mr. John Sherman serves as a primary Portfolio Manager of the Balanced Growth Fund and the Short-Term Bond Fund. The following provides information regarding other accounts managed by Mr. Sherman as of May 6, 2005:

			Number of	Assets in
			Accounts for	Accounts for
			which	which
			Advisory Fee	Advisory Fee
Category of	Total Number of	Total Assets in	is Based on	is Based on
Account	Accounts Managed	Accounts Managed	Performance	Performance
Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0

			Number of	Assets in
			Accounts for	Accounts for
			which	which
			Advisory Fee	Advisory Fee
Category of	Total Number of	Total Assets in	is Based on	is Based on
Account	Accounts Managed	Accounts Managed	Performance	Performance
Other Accounts	71	$28,562,000	0	0
Mr. Sherman’s compensation is a fixed cash salary is not based on Fund performance. However, Mr. Sherman does receive a cash bonus based on his general contribution to the Adviser’s business. Mr. Sherman’s compensation also includes a retirement plan, which consists of a 401(k) plan. Mr. Sherman’s compensation with respect to services provided to the Funds is no different than compensation he receives for services provided to other accounts.
The Adviser offers several wealth management models in which their private clients (separately managed accounts) participate. These offerings include portfolios of investment substantially identical to each of the Funds, which could create certain conflicts of interest. As the Funds and any separate accounts managed similarly to the Funds will be managed concurrently, all portfolio transactions are implemented according the Adviser’s trade allocation procedures. These procedures, among other things, These procedures, among other things, insure that all trades for advisory clients (including the Funds) are sized to ensure complete execution in one day. In determining the optimal trade size, the Adviser considers several factors, including the average daily trading volume in the target security and the number of accounts for whom the trade is appropriate. Because all portfolios are optimized individually by the Adviser’s proprietary portfolio management software, block trades are built up portfolio by portfolio. Thus, after the block trade has been fully executed, the trade is allocated according to the original optimizer. In the rare event that a trade is not fully executed in one day, the shares are allocated to client accounts on a pro-rata basis.
As of May 6, 2005, the Portfolio Managers beneficially owned shares of the Funds as follows:

Key:	A. None
B. $1-$10,000
C. $10,001-$50,000
D. $50,001-$100,000
E. $100,001-$500,000
F. Over $500,000

Name of
Portfolio
Manager	Dollar Range of Equity Securities in the Funds
Tax
		Aware/All	Balanced	Large Cap	Mid Cap
	All Cap	Cap Core	Growth	Growth	Growth
	Core Fund	Fund	Fund	Fund	Fund

David M. Goldsmith	D	A	A	A	A
John Sherman	C	A	C	A	A

Small Cap
	Small Cap	Growth	Small Cap	Short-Term
	Core Fund	Fund	Value Fund	Bond Fund

David M. Goldsmith	A	A	A	A
John Sherman	A	A	A	B
Distribution and Shareholder Servicing
Distributor
Quasar Distributors, LLC (the “Distributor”), a Delaware limited liability company, is the distributor for the shares of the Funds pursuant to a Distribution Agreement (the “Agreement”), among the Trust, Adviser and Distributor dated August 16, 2002. The Agreement was approved by the Board of Trustees, on August 7, 2002. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis. The Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares.
Distribution Plan
Class A and Class C of the Funds (each a “Class”) have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act approved by the Board of Trustees on May 18, 2005. The Plan authorizes payments by the Class A shares at an annual rate of 0.25% of the average daily net asset value of the Class A shares of the Funds, and payments by the Class C shares at an annual rate of 1.00% of the average daily net asset value of the Class C shares of the Funds. Payments may be made by each Class under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the applicable Class, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the applicable Class may finance without the Plan, the Class may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are based upon a percentage of average daily net assets attributable to Class A or Class C regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases Class A and Class C expenses from what they would otherwise be.
Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Interests of Certain Persons
With the exception of the Adviser, in its capacity as the Fund’s investment adviser, no “interested person” of the Fund, as defined in the 1940 Act, and no trustee of the Trust who is not an “interested person” has or had a direct or indirect financial interest in the Plan or any related agreement.
Anticipated Benefits to the Fund
The Board considered various factors in connection with its decision to approve the Plan, including: (a) the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate; (b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the merits of possible alternative plans or pricing structures; (e) the relationship of the Plan to other distribution efforts of the Fund; and (f) the possible benefits of the Plan to any person relative to those of the Fund.
Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary activities under relevant state law and the 1940 Act, the Board determined, in the exercise of its business judgment, that the Plan was reasonably likely to benefit the Class A and Class C (the “Classes”) and their shareholders in at least one of several potential ways. Specifically, the Board concluded that the Distributor and any person entering into related agreements with the Distributor under the Plan would have little or no incentive to incur promotional expenses on behalf of the Classes if the Plan were not in place to reimburse them, thus making the adoption of the Plan important to the initial success and thereafter, continued viability of the Classes. In addition, the Board determined that the payment of distribution fees to these persons should motivate them to provide an enhanced level of service to the Classes’ shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the Plan would help to increase assets under management in a short amount of time, given the marketing efforts on the part of the Distributor and the other recipients of 12b-1 payments under the Plan to sell the Classes’ shares, which should result in certain economies of scale.
While there is no assurance that the expenditure of the Classes’ assets to finance distribution of the Classes’ shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of the Classes, it will be able to determine the benefit of such expenditures in deciding whether to continue the Plan.
For the fiscal period ended July 31, 2004, Class A of the All Cap Core Fund (formerly called the “Adviser Class”) paid the following in 12b-1 Expenses:

Expenses	12b-1 Expenses Paid

Advertising/Marketing	$0
Printing/Postage	$0
Payment to distributor	$0
Payment to dealers	$10,688
Compensation to sales personnel	$0
Other	$0
Total	$10,688

Service Providers
The Trust entered into a series of agreements whereby certain parties will provide various services to the Funds.
U.S. Bancorp Fund Services, LLC (“USBFS”) acts as transfer agent to the Funds. USBFS’s address is 615 E. Michigan Street, Milwaukee, Wisconsin 53202. The services to be provided by the transfer agent include, either by USBFS or another party pursuant to an agreement with USBFS, processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Funds, day-to-day administration of matters related to the corporate existence of the Funds (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of Shares sold in each State for “Blue Sky” purposes and assistance in the preparation of the Funds’ registration statement under federal and state securities laws.
U.S. Bank, N.A., an affiliate of USBFS, is the custodian of the assets of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust dated as of August 16, 2002 (“Custody Agreement”), whereby the Custodian provides custody services on behalf of the Funds and receives fees from the Funds on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 425 Walnut Street, Cincinnati, Ohio 45202.
Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust dated September 1, 2005, USBFS also performs certain administrative, accounting and tax reporting functions for the Funds, including the preparation and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the Commission, preparing financial statements for the Annual and Semi-Annual Reports to the Commission and current investors, monitoring the Funds’ expense accruals and performing securities valuations and, from time to time, monitoring the Funds’ compliance with their investment objectives and restrictions.
For the fiscal periods ended July 31, 2004 and July 31, 2003, the following amounts were paid to USBFS for administrative services:

	Administration
Fund:	Fee Paid
	Fiscal Year	Fiscal Year
	ended	ended (1)
	July 31, 2004	July 31, 2003(1)

All Cap Core Fund	$52,738	$44,656

Balanced Growth Fund	$48,083	$26,753

Short-Term Bond Fund	$38,699	$28,917

(1)	The inception date of the Funds is October 1, 2002.

Support Payments
The Adviser and its affiliates may from time to time make payments or provide other compensation to selected participating brokers and other financial intermediaries as compensation for the sale or servicing of Class A, Class C and Institutional Class shares of the Funds including, without limitation, providing the Funds with “shelf space” or a higher profile for the financial intermediaries’ financial consultants and their customers, placing the Funds on the financial intermediaries’ preferred or recommended fund list, granting the Adviser access to the financial intermediaries’ financial consultants, providing assistance in training and educating the financial intermediaries’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial intermediaries and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial intermediaries at seminars or informational meetings.
A number of factors will be considered in determining the amount of these additional payments to financial intermediaries. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, and/or a particular class of shares, during a specified period of time. The Adviser may also make payments to one or more participating financial intermediaries based upon factors such as the amount of assets a financial intermediary’s clients have invested in the Funds and the quality of the financial intermediary’s relationship with the Adviser.
The additional payments described above are made from the Adviser’s (or its affiliates’) own assets pursuant to agreements with financial intermediaries and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales.
The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.
The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sales of shares of mutual funds (or non-mutual fund investments) not making such payments. In addition, depending on the arrangements in place at any particular time, a financial intermediary and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.
Code of Ethics
The Trust, the Adviser and the Distributor have adopted Codes of Ethics that govern the conduct of employees of the Trust, the Adviser and the Distributor who may have access to information about the Funds’ securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Funds’ shareholders and must place the interests of shareholders ahead of their own interests. These Codes permit, subject to certain conditions, personnel of these entities to invest in securities that may be purchased or held by the Fund.” Among other things, the Codes require pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by a Fund or other Advisory clients; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

Proxy Voting Procedures
     The Adviser provides a voice on behalf of shareholders of the Funds. The Adviser views the proxy voting process as an integral part of the relationship with the Funds. The Adviser is also in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly. Therefore, the Funds delegate their authority to vote proxies to the Adviser, subject to the supervision of the Board of Trustees. The Funds’ proxy voting policies are summarized below.
Policies of the Fund’s Investment Adviser
It is the Adviser’s policy to vote all proxies received by the Funds in a timely manner. Upon receipt of each proxy, the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Adviser will consider information from a variety of sources in evaluating the issues presented in a proxy. The Adviser generally supports policies, plans and structures that it believes gives quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners. Conversely, the Adviser generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.
The Adviser’s proxy voting procedures adhere to the following broad principles:
•	Voting rights have economic value and must be treated accordingly. This means fiduciaries (the Adviser) have a duty to vote proxies in those cases where fiduciary responsibility has been delegated.
•	Proxy voting matters are conducted in the best interests of the client, and any material conflicts are resolved in accordance with the client’s best interests.
•	The Adviser generally expects to vote its proxies in favor of the position recommended by management and the board of directors of a portfolio company, so long as the position of company management would not adversely affect the value of the investment and in the best interest of the Adviser’s clients.
•	Each vote is cast on an individual, case-by-case basis, taking into consideration all relevant facts and circumstances at the time of the vote.
•	Proxy voting procedures are developed by the Adviser in accordance with the nature of the Adviser’s advisory business, with particular attention paid to the types of client portfolios managed, and any specific policies adopted by the Adviser’s clients.
•	Fiduciaries must maintain documented voting policies or guidelines to govern proxy voting decisions, and maintain records of proxy voting.
The Board of Trustees of the Funds has approved the Adviser’s proxy voting policies and procedures. The Board of Trustees will monitor the implementation of these policies to ensure that the Adviser’s voting decisions:
•	Are consistent with the Adviser’s fiduciary duty to the Funds and their shareholders;
•	Seek to maximize shareholder return and the value of Fund investments;
•	Promote sound corporate governance; and
•	Are consistent with the Funds’ investment objective and policies.

Conflicts of Interest
The Adviser’s duty is to vote in the best interests of the Fund’s shareholders. Therefore, in situations where there is a conflict of interest between the interests of the Adviser and the interests of the Fund, the Adviser will take one of the following steps to resolve the conflict:
1.	Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on the part of the Adviser;
2.	Disclose the conflict to the Independent Trustees of the Fund and obtain their direction on how to vote the proxy; or
3.	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service.
In the event of a conflict between the interests of the Adviser and the Funds, the Adviser’s policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction to vote the proxies. The Board has delegated this authority to the Independent Trustees, and the proxy voting direction in such a case shall be determined by a majority of the Independent Trustees.
More Information
The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request by calling toll-free, 1-86-OPTIMUM-Q or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling 1-86-OPTIMUM-Q and will be sent within three business days of receipt of a request.
Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.
Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.
Valuation of Shares
Shares of the Funds are sold on a continual basis at the NAV per share next computed following acceptance of an order by the Funds. The Funds’ NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust may also be open for business on other days in which there is sufficient trading in any Fund’s securities that its NAV might be materially affected. For a description of the methods used to determine the share price, see “Valuation of Fund Shares” in the Funds’ Prospectuses.
An example of how the Funds calculated their total offering price per share as of July 31, 2004 is as follows:

Net Assets	=	Net Asset Value per share
Shares Outstanding
All Cap Core Fund — Institutional Class

$31,532,451	=	$13.55
2,326,305
All Cap Core Fund — Class A

$9,628,390	=	$13.52
712,175
Balanced Growth Fund — Institutional Class

$53,814,830	=	$12.82
4,198,431
Short-Term Bond Fund — Institutional Class

$37,905,494	=	$9.63
3,934,602
Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® National Market and Small Capsm exchanges (“NASDAQ”) for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the Fund is open for business (“Business Day”)). Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.
Information about the market value of each portfolio security may be obtained by the Adviser from an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.
U.S. government and agency securities are valued at the mean between the most recent bid and asked prices. Other fixed-income securities that have a maturity of greater than 60 days are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which approximates market value and involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.
Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked price. Futures contracts are valued at the daily quoted settlement prices. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using procedures and methods determined by the Board of Trustees.
Purchase and Redemption of Shares
Detailed information on the purchase and redemption of shares is included in the Prospectuses. Shares of each Fund are sold at the next price calculated after receipt of an order for purchase. In order to purchase shares of a Fund, you must invest the initial minimum investment as described in the Prospectuses. You may purchase shares on any day that the NYSE is open for business by placing orders with the Funds.
Each of the Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund’s view, is likely to engage in or has a history of excessive trading (usually defined as more than four transactions out of the Fund within a calendar year). Furthermore, the Trust may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted as determined by the SEC; (ii) for any period during which an emergency, as determined by the SEC, exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may permit for the protection of the Funds’ shareholders. Additionally, the Funds charge a redemption fee of 1.00% on shares redeemed within one month days of purchase, except for the Tax Aware/All Cap Core Fund, which charges a 2.00% redemption fee on shares redeemed within six months of purchase, and the Short-Term Bond Fund, which charges a redemption fee of 1.00% on shares redeemed within 10 days of purchase.

Exchanges
You may exchange all or a portion of your investment from any class of shares of a Fund to the same class of shares of any other Fund. Any new account established through an exchange will be subject to the minimum investment requirements described above. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss. The Funds’ transfer agent charges a $5.00 fee for each exchange via telephone. Call the Funds (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) to learn more about exchanges.
Redemption In Kind
The Funds do not intend to redeem shares in any form except cash. The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in-kind redemption requests of a certain amount. Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash. The securities will be selected in a manner that the Board deems fair and equitable. If a redemption is made in kind, a shareholder receiving securities could receive less than the redemption value thereof and could incur certain transaction costs.
Initial Sales Charges
As stated in the Class A and C shares Prospectus, if you purchase Class A shares of a Fund you will pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. The sales charge is used to compensate distributors and dealers for expenses incurred in the distribution of the Funds’ Class A shares.
The following table shows the initials sale charges and dealer’s commissions as a percentage of the offering price for the Class A Shares of the All Cap Core Fund, the Tax-Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund, the Small Cap Core Fund and the Balanced Growth Fund:

			Dealer's
Class A Shares	Initial Sales Charge		Commission
	This sales charge
	makes up this %	Which equals this
	of the offering	% of your net	As a % of the
When you invest this amount	price*	investment*	offering price
Under $50,000	5.75%	6.10%	5.00%
$50,000 but under $100,000	4.50%	4.71%	3.75%
$100,000 but under $250,000	3.50%	3.63%	2.80%
$250,000 but under $500,000	2.50%	2.56%	2.00%
$500,000 but under $1 million	2.00%	2.04%	1.60%

*	The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

The following table shows the initials sale charges and dealer’s commissions as a percentage of the offering price for the Class A shares of the Short-Term Bond Fund:

			Dealer's
Class A Shares	Initial Sales Charge		Commission
	This sales charge
	makes up this %	Which equals this
	of the offering	% of your net	As a % of the
When you invest this amount	price*	investment*	offering price
Under $50,000	2.25%	2.30%	2.00%
$50,000 but under $100,000	2.00%	2.04%	1.75%
$100,000 but under $250,000	1.75%	1.78%	1.50%
$250,000 but under $500,000	1.25%	1.27%	1.00%
$500,000 but under $1 million	1.00%	1.01%	0.75%

*	The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
Investments of $1 Million or More in Class A Shares
If you invest $1 million or more as a lump sum or through the programs described in the Prospectus, or have accounts with an accumulated value of $1 million or more for the Class A shares of the Funds, you can purchase Class A shares without an initial sales charge. However, there will be a contingent deferred sales charge of 1.00% on such shares sold within 18 months for the All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund, the Small Cap Value Fund and the Balanced Growth Fund, and 0.75% on such shares sold within 18 months for the Short-Term Bond Fund. A “finder’s fee” of 1.00% for All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund, the Small Cap Value Fund and the Balanced Growth Fund and 0.75% for the Short-Term Bond Fund will be paid to the dealer on investments in the Fund of $1 million or more.
Portfolio Transactions
Assets of a Fund are invested by the Adviser in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities (consisting principally of shares of other mutual funds) and for taking all steps necessary to implement securities transactions on behalf of a Fund.
In connection with its duties to arrange for the purchase and sale of portfolio securities, the Adviser will select such broker-dealers who will, in the Adviser’s judgment, implement each Fund’s policy to achieve best execution at the best available price.
When allocating transactions to broker-dealers, the Adviser is authorized to consider, in determining whether a particular broker-dealer will provide best execution, the broker-dealer’s reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the Adviser’s overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the Adviser is authorized in making such allocation, to consider whether a broker-dealer has provided research services, as further discussed below, Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities, and may also include comparison of the performance of the Funds to the performance of various indices and investments for which reliable performance data is available and similar information prepared by recognized mutual fund statistical services. The Funds recognize that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to a Fund or other accounts of the Adviser, and that such research received by such other accounts may or may not be useful to the Funds.
The Adviser will cause the Funds to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Adviser determines that a better price or execution may be obtained by paying such commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and principal transactions placed through broker-dealers include a spread between the bid and asked prices.
Under the 1940 Act, the Funds may not purchase portfolio securities from any underwriting syndicate of which the Distributor as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereunder. These conditions relate, among other things, to the reasonableness of the broker-dealer spread, the amount of securities that may be purchased from any one issuer, and the amount of a Fund’s assets that may be invested in a particular issue. The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Funds’ Board of Trustees, including a majority of the Funds’ Board of Trustees who are not interested persons of the Trust as defined by the 1940 Act.
The Trust may also enter into arrangements, commonly referred to as “brokerage/service arrangements” with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Funds in exchange for fund brokerage. Under a typical brokerage/service arrangement, a broker agrees to pay a portion a Fund’s custodian, administrative or transfer agency fees, etc., and, in exchange, the Fund agrees to direct a minimum amount of brokerage to the broker. The Adviser, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.
The same security may be suitable for a Fund, another portfolio series of the Trust or other private accounts managed by the Adviser. If and when a Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the accounts. The simultaneous purchase or sale of the same securities by a Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.
The Board of Trustees will review quarterly the Adviser’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each of the Funds. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by a Fund are reasonable in relation to the benefits received by a Fund taking into account the competitive practices in the industry.
The brokerage commissions paid by the Funds for the following fiscal periods ended July 31were:

	Total Brokerage Fee Paid
Fund:	2004	2003

All Cap Core Fund	$96,652	$73,860
Balanced Growth Fund	$84,040	$92,614
Short-Term Bond Fund	$0	$0
For the fiscal period ended July 31, 2004, the Funds paid the following brokerage commissions to brokers who also provided research services:

Fees paid for Soft Dollar
Fund:	Arrangements

All Cap Core Fund	$73,679
Balanced Growth Fund	$65,335
Short-Term Bond Fund	$0
Portfolio Turnover
Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A portfolio turnover 100% or more generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Funds had the following portfolio turnover rates from commencement of operations through the fiscal year ended July 31, 2004:

	Portfolio Turnover Rates
Fund:	2004	2003

All Cap Core Fund	95.80%	171.64%
Balanced Growth Fund	78.44%	124.13%
Short-Term Bond Fund	96.92%	68.89%
Tax Considerations
The following is a summary of certain tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here are not intended as substitutes for careful tax planning. You should consult your personal tax adviser to determine the consequences of state and local taxes, and for a more detailed assessment of federal tax consequences for your particular circumstances.

Each Fund qualifies and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so as to be relieved of federal income tax on its capital gains and net investment income distributed to shareholders. To qualify as a regulated investment company, each Fund must, among other things, receive at least 90% of its gross income each year from dividends, interest, gains from the sale or other disposition of securities and certain other types of income including, with certain exceptions, income from options and futures contracts. The Code also requires a regulated investment company to diversify its holdings. The Internal Revenue Service has not made its position clear regarding the treatment of futures contracts and options for purposes of the diversification test, and the extent to which the Fund could buy or sell futures contracts and options may be limited by this requirement.
The Code requires that all regulated investment companies pay a nondeductible 4% excise tax to the extent the regulated investment company does not distribute 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end. The required distributions are based only on the taxable income of a regulated investment company.
By law, each Fund must withhold a percentage of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so. Ordinarily, distributions and redemption proceeds earned by Fund shareholders are not subject to withholding of federal income tax. However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, each Fund may be required to withhold federal income tax (“backup withholding”) from all dividend, capital gain and/or redemption payments to such shareholder. Dividends and capital gain distributions may also be subject to backup withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to backup withholding due to the underreporting of certain income. These certifications are contained in the purchase application enclosed with the Prospectuses.
As a result of the recent federal tax legislation, qualifying distributions occurring in 2003 and later paid out of each Fund’s investment company taxable income may be taxable to noncorporate shareholders at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income and short-term capital gain. Because a portion of each Fund’s income may consist of dividends paid by U.S. corporations, a portion of the distributions paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions properly designated by a Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time shareholders have held shares of the Fund. Any loss that is realized and allowed on redemption of shares of a Fund less than six months from the date of purchase of such shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend. The Internal Revenue Code of 1986, as amended contains special rules on the computation of a shareholder’s holding period for this purpose. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.
Distributions will be taxable as described above, whether paid in shares or in cash. Each distribution will be accompanied by a brief explanation of the form and character of the distribution. Shareholders will be notified annually as to the federal income tax status of distributions, and shareholders receiving distributions in the form of newly-issued shares will receive a report as to the NAV of the shares received.
A distribution may be taxable to a shareholder even if the distribution reduces the NAV of the shares held below their cost (and is in an economic sense a return of the shareholder’s capital). This is more likely when shares are purchased shortly before an annual distribution of capital gain or other earnings.
Calculation of Performance Data
Average Annual Total Return
Average annual total return quotations used in the Funds’ prospectuses are calculated according to the following formula:
P(1+T)n = ERV
where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ERV” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.
Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.
Average Annual Total Return (after Taxes on Distributions)
The Funds’ quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:
P(1 + T)n = ATVD
where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return (after taxes on distributions); “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption.
Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.
Average Annual Total Return (after Taxes on Distributions and Redemptions)
The Funds’ quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR
where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return (after taxes on distributions and redemptions); “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.
Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.
Counsel
Paul, Hastings, Janofsky & Walker, LLP, 55 Second Street, 24th Floor, San Francisco, California, 94105 serves as counsel to the Trust and has passed upon the legality of the shares offered by the Funds’ Prospectuses.
Independent Registered Public Accounting Firm and Financial Statements
PricewaterhouseCoopers LLP has been selected as the independent registered public accounting firm of the Trust. As such, it is responsible for auditing the financial statements of the Funds. The Funds’ financial statements for the fiscal year ended July 31, 2004 are incorporated herein by reference to the Funds’ Annual Report dated July 31, 2004. The Funds’ unaudited financial statements for the fiscal period ended January 31, 2005 are incorporated herein by reference to the Funds’ Semi-annual report dated January 31, 2005.

APPENDIX
Commercial Paper Ratings
     A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:
     “A-1” — This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
     “A-2” — Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.
     “A-3” — Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
     “B” — Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.
     “C” — This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
     “D” — Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.
     Moody’s short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody’s employs the following three designations, all judged to be investment grade to indicate the relative repayment ability of rated issuers:
     “Prime-1” — Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.
     “Prime-2” — Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     “Prime-3” — Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
     “Not Prime” — Issuers rated Not Prime do not fall within any of the Prime rating categories.
     Fitch’s short-term debt credit ratings are applied to the spectrum of corporate, structured, and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance, and other corporate entities and the securities they issue, as well as municipal and other public finance entities, and securities backed by receivables or other financial assets, and counterparties. When applied to an entity, these short-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions, and covenants attaching to that security.
     Short-term debt credit ratings assess the capacity to meet foreign currency or local currency commitments. Both “foreign currency” and “local currency” ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state’s currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.
     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.
F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
D Default. Denotes actual or imminent payment default.
Notes: "+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to Short-term ratings other than ‘F1’.
‘NR’ indicates that Fitch does not rate the issuer or issue in question.

     ‘Withdrawn’: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.
     Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.
     Thomson Bank Watch assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less. These ratings incorporate basically the same factors used for the BankWatch Issuer Ratings. There is one major difference, however: the Short-Term Debt Ratings put a greater emphasis on the likelihood of government support.
     Thomson Bank Watch ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure. The probability of government intervention stems from four primary factors:
•	Government guarantees

•	Government or quasi-government ownership or control

•	The degree of concentration in the banking system

•	Government precedent
     As with the Issuer Ratings, the Short-Term Debt Ratings incorporate both qualitative and quantitative factors. The ratings are not meant to be “pass/fail’ but rather to provide a relative indication of creditworthiness. Therefore, obligations rated TBW-3 are still considered investment-grade.
     These Short-Term Debt Ratings can also be restricted to local currency instruments. In such cases, the ratings will be preceded by the designation LC for Local Currency. Short-Term Debt Ratings are based on the following scale and the definitions are:

“TBW-1”	“LC-1”
The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

“TBW-2”	“LC-2”
     The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

“TBW-3”	“LC-3”
The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

“TBW-4”	“LC-4”
The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.
Standard & Poor’s
     Standard & Poor’s issue credit ratings based in varying degrees, on the following considerations:
1.	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.	Nature of and provisions of the obligation; and

3.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.
     “AAA” — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
     “AA” — An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
     “A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
     “BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
     “BB,” “B,” “CCC,” “CC,” And “C” — Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
     “BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
     “B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

     “CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
     “CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
     “C” — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.
     “D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-)
     The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
     “c” — The ‘c’ subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable .

“p” —	The letter ‘p’ indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.
* — Continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

“r"-	The ‘r’ highlights derivative, hybrid, and certain other obligations that Standard & Poor’s believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an ‘r’ symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.
N.R. — Not Rated - Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.
Moody’s uses the following categories for long-term obligations.
     “Aaa” — Bonds that are rated “Aaa” to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
     “Aa” — Bonds that are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.
     “A” — Bonds that are rated “A” possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
     “Baa” — Bonds that are rated “Baa” considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
     “Ba” — Bonds that are rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     “B” — Bonds that are rated “B” generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.
     “Caa” — Bonds that are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
     “Ca” — Bonds that are rated “Ca” represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
     “C” — Bonds that are rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
     Fitch’s long-term debt credit ratings are applied to the spectrum of corporate, structured, and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance, and other corporate entities and the securities they issue, as well as municipal and other public finance entities, and securities backed by receivables or other financial assets, and counterparties. When applied to an entity, these long-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions, and covenants attaching to that security.
     Long-term debt credit ratings assess the capacity to meet foreign currency or local currency commitments. Both “foreign currency” and “local currency” ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state’s currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.
Investment Grade
AAA Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.
Speculative Grade
BB Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.
DDD, DD, D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. ‘DD’ indicates potential recoveries in the range of 50%-90%, and ‘D’ the lowest recovery potential, i.e. below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect for repaying all obligations.
Notes: "+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ long-term rating category, or to categories below ‘CCC’.
‘NR’ indicates that Fitch does not rate the issuer or issue in question.
‘Withdrawn’: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.
Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.
     Long-Term Debt Ratings assigned by Thomson Financial BankWatch also weigh heavily government ownership and support. The quality of both the company’s management and franchise are of even greater importance in the Long-Term Debt Rating decisions. Long-Term Debt Ratings look out over a cycle and are not adjusted frequently for what we believe are short-term performance aberrations.
     Long-Term Debt Ratings can be restricted to local currency debt — ratings will be identified by the designation LC. In addition, Long-Term Debt Ratings may include a plus (+) or minus (-) to indicate where within the category the issue is placed. BankWatch Long-Term Debt Ratings are based on the following scale:
Investment Grade

“AAA”	“LC-AAA”
Indicates that the ability to repay principal and interest on a timely basis is extremely high.

“AA”	“LC-AA”
Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

“A”	“LC-A”
Indicates that the ability to repay principal and interest is strong. Issues rated “A” could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

“BBB”	“LC-BBB”
The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. “BBB” issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.
Non-Investment Grade — may be speculative in the likelihood of timely repayment of principal and interest

“BB”	“LC-BB”
While not investment grade, the “BB” rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

“B”	“LC-B”
Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

“CCC”	“LC-CCC”
Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

“CC”	“LC-CC”
“CC” is applied to issues that are subordinate to other obligations rated “CCC” and are afforded less protection in the event of bankruptcy or reorganization.

“D”	“LC-D”
Default.
Municipal Note Ratings
     A Standard and Poor’s note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
•	Amortization schedule- the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
     “SP-1” — Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
     “SP-2” — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
     “SP-3” — Speculative capacity to pay principal and interest.

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3.
     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.
     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.
     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue’s specific structural or credit features.
     MIG 1/VMIG 1
     This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MDT FUNDS
PART C
OTHER INFORMATION
Item 23. Exhibits.
(a)	Declaration of Trust
(i)	Certificate of Trust (1)

(ii)	Agreement and Declaration of Trust (2)
(b)	Bylaws (2)

(c)	Instruments Defining Rights of Security Holders — Incorporated by reference to the Agreement and Declaration of Trust.

(d)	Investment Advisory Agreement
(i)	Investment Advisory Agreement for the MDT All Cap Core Fund, the MDT Balanced Growth Fund and the MDT Short Term Bond Fund (3)

(ii)	Investment Advisory Agreement for the MDT Tax Aware/All Cap Core Fund, the MDT Large Growth Fund, the MDT Mid Cap Core Fund, the MDT Small Cap Core Fund, the MDT Small Cap Growth Fund and the MDT – Small Cap Value Fund – filed herewith.
(e)	Underwriting Agreement – filed herewith.

(f)	Bonus or Profit Sharing Contracts — Not applicable.

(g)	Custody Agreement – filed herewith.

(h)	Other Material Contracts
(i)	Fund Administration Servicing Agreement – filed herewith.

(ii)	Transfer Agent Servicing Agreement – filed herewith.

(iii)	Fund Accounting Servicing Agreement – filed herewith.

(iv)	Power of Attorney (2)

(v)	Operating Expenses Agreement
(1)	Operating Expense Agreement (3)

(2)	Amended Operating Expense Agreement – filed herewith.
(vi)	Prospect Servicing Agreement (3)
(i)	Opinion and Consent of Counsel – filed herewith.

(j)	Consent of Independent Public Accountants – filed herewith.

(k)	Omitted Financial Statements — Not applicable.

(l)	Agreement Relating to Initial Capital (2)

(m)	Rule 12b-1 Plan
(i)	Rule 12b-1 Plan (5)

(ii)	Amended Rule 12b-1 Plan – filed herewith.
(n)	Rule 18f-3 Plan
(i)	Rule 18f-3 Plan (5)

(ii)	Amended Rule 18f-3 Plan – filed herewith.
(o)	Reserved.

(p)	Code of Ethics
(i)	Code of Ethics for Registrant (2)

(ii)	Code of Ethics for Adviser (2)

(1)	Incorporated by reference to Registrant’s Initial Registration Statement on Form N-1A (Registrant’s File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on July 2, 2002.

(2)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on August 20, 2002.

(3)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on September 10, 2002.

(4)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on September 11, 2002.

(5)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on December 24, 2002.
Item 24. Persons Controlled by or Under Common Control with Registrant.
     No person is directly or indirectly controlled by or under common control with the Registrant.
Item 25. Indemnification.
     Reference is made to Article X of the Registrant’s Declaration of Trust.
     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”
Item 26. Business and Other Connections of the Investment Adviser.
     Harris Bretall Sullivan & Smith, LLC, through its autonomous operating division, MDT Advisers (the “Adviser”), serves as the investment adviser for the Registrant and is located at 125 CambridgePark Drive, Cambridge, Massachusetts 02140. The business and other connections of Harris Bretall Sullivan & Smith, LLC are set forth in the Uniform Application for Investment Adviser Registration (Form ADV) of Harris Bretall Sullivan & Smith, LLC on file with the Securities and Exchange Commission (“SEC”) and dated May 27, 2005. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.
     Item 27. Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	Jacob Internet Fund Inc.
AIP Alternative Strategies Funds	The Jensen Portfolio, Inc.
Allied Asset Advisors Funds	Julius Baer Investment Funds
Alpine Equity Trust	The Kensington Funds
Alpine Income Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Brandes Investment Trust	Masters’ Select Funds
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brazos Mutual Funds	Monetta Fund, Inc.
Bridges Investment Fund, Inc.	Monetta Trust
Buffalo Funds	The MP 63 Fund, Inc.
Buffalo Balanced Fund, Inc.	MUTUALS.com
Buffalo High Yield Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo Large Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Fund, Inc.
Buffalo USA Global Fund, Inc.	Nicholas High Income Fund, Inc.
Country Mutual Funds Trust	Nicholas II, Inc.
Cullen Funds Trust	Nicholas Limited Edition, Inc.
Everest Funds	Nicholas Money Market Fund, Inc.
FFTW Funds, Inc.	NorCap Funds
First American Funds, Inc.	Optimum Q Funds
First American Investment Funds, Inc.	Permanent Portfolio Funds
First American Strategy Funds, Inc.	PRIMECAP Odyssey Funds
Fort Pitt Capital Funds	Professionally Managed Portfolios
The Glenmede Fund, Inc.	Prudent Bear Funds, Inc.
The Glenmede Portfolios	The Purisima Funds
Guinness Atkinson Funds	Rainier Investment Management Mutual Funds
Harding, Loevner Funds, Inc.	Summit Mutual Funds, Inc.
The Hennessy Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Mutual Funds, Inc.	TIFF Investment Program, Inc.
Hotchkis and Wiley Funds	Trust For Professional Managers
Intrepid Capital Management Funds Trust	Wexford Trust
(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal	Position and Offices with Quasar	Positions and Offices with
Business Address	Distributors, LLC	Registrant
James R. Schoenike	President, Board Member	None

Donna J. Berth	Treasurer	None

Joe Redwine	Board Member	None

Bob Kern	Board Member	None

Name and Principal	Position and Offices with Quasar	Positions and Offices with
Business Address	Distributors, LLC	Registrant
Eric W. Falkeis	Board Member	None

Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
     (c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Funds.

	(2)	(3)
(1)	Net Underwriting	Compensation on	(4)	(5)
Name of Principal	Discounts and	Redemption and	Brokerage	Other
Underwriter	Commission	Repurchases	Commissions	Compensation
Quasar Distributors, LLC	None	None	None	None
Item 28. Location of Accounts and Records.
     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street
Milwaukee, WI 53202

Registrant’s Investment Adviser	MDT Advisers, Inc.
125 CambridgePark Drive
Cambridge, MA 02140

Registrant’s Custodian	U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 54202

Registrant’s Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202
Item 29. Management Services Not Discussed in Parts A and B.
     Not applicable.
Item 30. Undertakings.
     Not applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Cambridge and the State of Massachusetts on the 26th day of August, 2005.
MDT FUNDS

By:	/s/ R. Schorr Berman
R. Schorr Berman
President
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below on August 26, 2005 by the following persons in the capacities indicated.

Signature	Title
/s/ R. Schorr Berman R. Schorr Berman	President and Trustee

Albert Elfner* Albert Elfner	Independent Trustee and Chairman of the Board

C. Roderick O’Neil* C. Roderick O’Neil	Independent Trustee

Harland Riker* Harland Riker	Independent Trustee

Jean E. de Valpine* Jean E. de Valpine	Independent Trustee

John C. Duane* John C. Duane	Treasurer and Chief Compliance Officer

* By:	/s/	R. Schorr Berman

R. Schorr Berman
     Attorney-in-Fact pursuant to the Power of Attorney filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on August 20, 2002 and incorporated by reference herein.

EXHIBIT INDEX

Exhibit	Exhibit No.

Investment Advisory Agreement	EX-99.d.ii

Underwriting Agreement	EX-99.e

Custody Agreement	EX-99.g

Fund Administration Servicing Agreement	EX-99.h.i

Transfer Agent Servicing Agreement	EX-99.h.ii

Fund Accounting Servicing Agreement	EX-99.h.iii

Amended Operating Expense Agreement	EX-99.h.v.2

Opinion and Consent of Counsel	EX-99.i

Consent of Independent Public Accountants	EX-99.j

Amended Rule 12b-1 Plan	EX-99.m.ii

Amended 18f-3 Plan	EX-99.n.ii